    As filed with the Securities and Exchange Commission on April 25, 2008

                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 34                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 228                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger American Fund:

Alger American Growth Portfolio -- Class O Shares
Alger American SmallCap Growth Portfolio (formerly, Alger American Small
  Capitalization Portfolio) -- Class O Shares


AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio -- Class B

Federated Insurance Series:
Federated American Leaders Fund II -- Primary Shares
Federated Capital Income Fund II
Federated High Income Bond Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund --
   Class 1 Shares
Templeton Global Income Securities Fund --
   Class 1 Shares

GE Investments Funds, Inc.:

Income Fund -- Class 1 Shares
International Equity Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares

U.S. Equity Fund -- Class 1 Shares


Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Balanced Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
International Growth Portfolio -- Institutional Shares
Large Cap Growth Portfolio -- Institutional Shares

Mid Cap Growth Portfolio -- Institutional Shares
Worldwide Growth Portfolio -- Institutional Shares


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Investors Portfolio -- Class I
Legg Mason Partners Variable Capital and Income Portfolio -- Class I


Legg Mason Partners Variable Income Trust:

Legg Mason Partners Variable Strategic Bond Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Old Mutual Insurance Series Fund:
Old Mutual Growth II Portfolio
Old Mutual Large Cap Growth Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer MidCap Fund/VA

PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions................................................  5

Fee Tables.................................................  6
   Examples................................................  8

Synopsis...................................................  8

Condensed Financial Information............................ 10

Financial Statements....................................... 10

The Company................................................ 10

The Separate Account....................................... 10
   The Portfolios.......................................... 11
   Subaccounts............................................. 12
   Voting Rights........................................... 17

The Guarantee Account...................................... 17

Charges and Other Deductions............................... 18
   Transaction Expenses.................................... 19
       Surrender Charge.................................... 19
       Exceptions to the Surrender Charge.................. 19
   Deductions from the Separate Account.................... 19
   Charges for the Death Benefit Rider Options............. 20
   Other Charges........................................... 20

The Contract............................................... 21
   Ownership............................................... 21
   Assignment.............................................. 22
   Premium Payments........................................ 22
   Valuation Day and Valuation Period...................... 22
   Allocation of Premium Payments.......................... 22
   Valuation of Accumulation Units......................... 22

Transfers.................................................. 23
   Transfers Before the Maturity Date...................... 23
   Transfers from the Guarantee Account to the Subaccounts. 23
   Transfers from the Subaccounts to the Guarantee Account. 23
   Transfers Among the Subaccounts......................... 23
   Telephone/Internet Transactions......................... 24
   Confirmation of Transactions............................ 25
   Special Note on Reliability............................. 25
   Transfers by Third Parties.............................. 25
   Special Note on Frequent Transfers...................... 25
   Dollar Cost Averaging Program........................... 27
   Portfolio Rebalancing Program........................... 27

Surrenders and Partial Surrenders.......................... 28
   Surrenders and Partial Surrenders....................... 28
   Restrictions on Distributions from Certain Contracts.... 28
   Systematic Withdrawal Program........................... 29

The Death Benefit..........................................................  29
   Death Benefit at Death of Annuitant Before the Maturity Date............  29
   Basic Death Benefit.....................................................  30
   Optional Guaranteed Minimum Death Benefit...............................  30
   Optional Death Benefit..................................................  31
   Optional Enhanced Death Benefit.........................................  32
   When We Calculate the Death Benefit.....................................  33
   Death of an Owner or Joint Owner Before the Maturity Date...............  33
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date.  34

Income Payments............................................................  34
   Optional Payment Plans..................................................  35
   Variable Income Payments................................................  36
   Transfers After the Maturity Date.......................................  36

Tax Matters................................................................  37
   Introduction............................................................  37
   Taxation of Non-Qualified Contracts.....................................  37
   Section 1035 Exchanges..................................................  39
   Qualified Retirement Plans..............................................  39
   Federal Income Tax Withholding..........................................  42
   State Income Tax Withholding............................................  42
   Tax Status of the Company...............................................  42
   Federal Estate Taxes....................................................  42
   Generation-Skipping Transfer Tax........................................  42
   Annuity Purchases by Residents of Puerto Rico...........................  42
   Annuity Purchases by Nonresident Aliens and Foreign Corporations........  42
   Foreign Tax Credits.....................................................  43
   Changes in the Law......................................................  43

Requesting Payments........................................................  43

Distribution of the Contracts..............................................  43

Additional Information.....................................................  44
   Owner Questions.........................................................  44
   Return Privilege........................................................  44
   State Regulation........................................................  45
   Evidence of Death, Age, Gender, Marital Status or Survival..............  45
   Records and Reports.....................................................  45
   Other Information.......................................................  45
   Legal Proceedings.......................................................  45

Appendix A -- Contract Form P1143 4/94..................................... A-1

Appendix B -- The Death Benefit (Examples for Policy Form P1150)........... B-1

Appendix C -- Condensed Financial Information.............................. C-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as a
 payments partially or totally surrendered)/1/     Partially Completed Years Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------
Annual Contract Charge                             $25.00/1/
------------------------------------------------------------
Separate Account Annual Expenses (as a percentage
 of your average daily net assets in the Separate
 Account)
------------------------------------------------------------
 Mortality and Expense Risk Charge                     1.25%
------------------------------------------------------------
 Administrative Expense Charge                         0.15%
------------------------------------------------------------
Optional Benefits/2/
------------------------------------------------------------
 Optional Guaranteed Minimum Death Benefit          0.35%/3/
------------------------------------------------------------
 Optional Death Benefit                             0.25%/4/
------------------------------------------------------------
 Optional Enhanced Death Benefit                    0.35%/5/
------------------------------------------------------------
Maximum Total Separate Account Annual Expenses      2.35%/6/
------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of your prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   1.84%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.34%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $952       $1,866      $2,623       $4,715


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $412       $1,326      $2,263       $4,715


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract do I have? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

FINANCIAL STATEMENTS


The consolidated financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call
(800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate premium payments in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                 Portfolio                                   Investment Objective
                                 ---------------------------------------------------------------------------
THE ALGER                        Alger American Growth              Seeks long-term capital appreciation.
AMERICAN FUND                    Portfolio -- Class O shares
                                 ---------------------------------------------------------------------------
                                 Alger American SmallCap Growth     Seeks long-term capital appreciation.
                                 Portfolio (formerly, Alger
                                 American Small Capitalization
                                 Portfolio) -- Class O shares
                                 ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN                AllianceBernstein Growth and       Long-term growth of capital.
VARIABLE PRODUCTS                Income Portfolio -- Class B
SERIES FUND, INC.
                                 ---------------------------------------------------------------------------
FEDERATED                        Federated American                 Seeks long-term growth of capital.
INSURANCE SERIES                 Leaders Fund II -- Primary         Providing income is a secondary
                                 shares                             objective.
                                 ---------------------------------------------------------------------------
                                 Federated Capital Income Fund II   Seeks high current income and
                                                                    moderate capital appreciation.



                                 ---------------------------------------------------------------------------
                                 Federated High Income              Seeks high current income by
                                 Bond Fund II -- Primary shares     investing in lower-rated corporate debt
                                                                    obligations, commonly referred to as
                                                                    "junk bonds."
                                 ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return with
INSURANCE PRODUCTS               Initial Class                      reduced risk over the long term by
FUND                                                                allocating its assets among stocks,
                                                                    bonds, and short-term instruments.









                                 ---------------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                                 Initial Class

                                 ---------------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                                 Initial Class                      will consider the potential for capital
                                                                    appreciation. The fund's goal is to
                                                                    achieve a yield which exceeds the
                                                                    composite yield on the securities
                                                                    comprising the Standard & Poor's
                                                                    500/SM/ Index (S&P 500(R)).
                                 ---------------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial    Seeks to achieve capital appreciation.
                                 Class

                                 ---------------------------------------------------------------------------
                                 VIP Growth & Income                Seeks high total return through a
                                 Portfolio -- Initial Class         combination of current income and
                                                                    capital appreciation.
                                 ---------------------------------------------------------------------------
                                 VIP Growth Opportunities           Seeks to provide capital growth.
                                 Portfolio -- Initial Class

                                 ---------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Fred Alger Management, Inc.

---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Fred Alger Management, Inc.



---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


---------------------------------------------------------------------------
Seeks long-term growth of capital.      Federated Equity Management
Providing income is a secondary         Company of Pennsylvania
objective.
---------------------------------------------------------------------------
Seeks high current income and           Federated Equity
moderate capital appreciation.          Management Company of
                                        Pennsylvania (subadvised by
                                        Federated Investment Management
                                        Company)
---------------------------------------------------------------------------
Seeks high current income by            Federated Investment Management
investing in lower-rated corporate debt Company
obligations, commonly referred to as
"junk bonds."
---------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
      FIJ)
---------------------------------------------------------------------------
Seeks reasonable income. The fund       FMR (subadvised by FMRC, FRAC,
will consider the potential for capital FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to     FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
---------------------------------------------------------------------------
Seeks to achieve capital appreciation.  FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                        FIJ)
---------------------------------------------------------------------------
Seeks high total return through a       FMR (subadvised by FMRC, FRAC,
combination of current income and       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                   FIJ)
---------------------------------------------------------------------------
Seeks to provide capital growth.        FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                        FIJ)
---------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Portfolio                                   Investment Objective                     as applicable)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio -- Initial Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
                   Class                                                                       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                               and FIJ)
                   -------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities      Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
VARIABLE INSURANCE Fund -- Class 1 Shares            fund normally invests at least 80% of
PRODUCTS TRUST                                       its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   -------------------------------------------------------------------------------------------------------------
                   Templeton Global Income           Seeks high current income, consistent     Franklin Advisers, Inc.
                   Securities Fund -- Class 1 Shares with preservation of capital, with capital appreciation as a secondary
                                                     consideration. The fund normally
                                                     invests mainly in debt securities of
                                                     governments and their political
                                                     subdivisions and agencies,
                                                     supranational organizations and
                                                     companies located anywhere in the
                                                     world, including emerging markets.
                   -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund -- Class 1 Shares     Seeks maximum income consistent           GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                   -------------------------------------------------------------------------------------------------------------
                   International Equity Fund --      Seeks long-term growth of capital.        GE Asset Management Incorporated
                   Class 1 Shares
                   -------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund -- Class 1    Seeks long-term growth of capital and     GE Asset Management Incorporated
                   Shares                            future income.
                   -------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income      GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of liquidity.
                   -------------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund --     Seeks long-term growth of capital and     GE Asset Management Incorporated
                   Class 1 Shares                    future income rather than current
                                                     income.
                   -------------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund --    Seeks maximum total return through        GE Asset Management Incorporated
                   Class 1 Shares                    current income and capital                (subadvised by Urdang Securities
                                                     appreciation.                             Management, Inc.)
                   -------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and               GE Asset Management Incorporated
                                                     accumulation of income that               (subadvised
                                                     corresponds to the investment return of   by SSgA Funds Management, Inc.)
                                                     S&P's 500 Composite Stock Index.
                   -------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.        GE Asset Management Incorporated
                   Shares                                                                      (subadvised by Palisade Capital
                                                                                               Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 1      Seeks the highest total return,           GE Asset Management Incorporated
                   Shares                            composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.        GE Asset Management
                   Shares                                                                      Incorporated
                   -------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                      Portfolio                                     Investment Objective
                      ------------------------------------------------------------------------------
GOLDMAN SACHS         Goldman Sachs Growth and            Seeks long-term growth of capital and
VARIABLE INSURANCE    Income Fund                         growth of income.
TRUST
                      ------------------------------------------------------------------------------
                      Goldman Sachs Mid Cap Value         Seeks long-term capital appreciation.
                      Fund
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Institutional Seeks long-term capital growth,
                      Shares                              consistent with preservation of capital
                                                          and balanced by current income.
                      ------------------------------------------------------------------------------
                      Flexible Bond Portfolio --          Seeks to obtain maximum total return,
                      Institutional Shares                consistent with preservation of capital.
                      ------------------------------------------------------------------------------
                      Forty Portfolio -- Institutional    A non-diversified portfolio/1/ that seeks
                      Shares                              long-term growth of capital.
                      ------------------------------------------------------------------------------
                      Global Life Sciences Portfolio      Seeks long-term growth of capital.
                      -- Service Shares

                      ------------------------------------------------------------------------------
                      Global Technology Portfolio --      Seeks long-term growth of capital.
                      Service Shares
                      ------------------------------------------------------------------------------
                      International Growth Portfolio --   Seeks long-term growth of capital.
                      Institutional Shares
                      ------------------------------------------------------------------------------
                      Large Cap Growth Portfolio --       Seeks long-term growth of capital in a
                      Institutional Shares                manner consistent with the
                                                          preservation of capital.
                      ------------------------------------------------------------------------------
                      Mid Cap Growth Portfolio --         Seeks long-term growth of capital.
                      Institutional shares
                      ------------------------------------------------------------------------------
                      Worldwide Growth Portfolio --       Seeks long-term growth of capital in a
                      Institutional Shares                manner consistent with the
                                                          preservation of capital.
                      ------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable        Seeks total return (a combination of
VARIABLE EQUITY TRUST Capital and Income Portfolio --     income and long-term capital
                      Class I                             appreciation). This objective may be
                                                          changed without shareholder
                                                          approval.

                      ------------------------------------------------------------------------------
                      Legg Mason Partners Variable        Seeks long-term growth of capital with
                      Investors Portfolio -- Class I      current income is a secondary
                                                          objective. This objective may be
                                                          changed without shareholder approval.

                      ------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable        Seeks to maximize total return,
VARIABLE INCOME TRUST Strategic Bond Portfolio --         consistent with the preservation of
                      Class I                             capital.


                      ------------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Goldman Sachs Asset Management,
growth of income.                         L.P.

---------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
---------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
---------------------------------------------------------------------------
Seeks to obtain maximum total return,     Janus Capital Management LLC
consistent with preservation of capital.
---------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks Janus Capital Management LLC long-term growth of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC


---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with the
preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with the
preservation of capital.
---------------------------------------------------------------------------
Seeks total return (a combination of      Legg Mason Partners Fund Advisor,
income and long-term capital              LLC (subadvised by ClearBridge
appreciation). This objective may be      Advisors, LLC, Western Asset
changed without shareholder               Management Company Limited and
approval.                                 Western Asset Management
                                          Company)
---------------------------------------------------------------------------
Seeks long-term growth of capital with    Legg Mason Partners Fund Advisor,
current income is a secondary             LLC (subadvised by ClearBridge
objective. This objective may be          Advisors, LLC)
changed without shareholder approval.

---------------------------------------------------------------------------
Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
consistent with the preservation of       LLC (subadvised by Western Asset
capital.                                  Management Company and Western
 Asset Management Company
                     Limited)
---------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                     Portfolio                                Investment Objective
                     -------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST      Service Class Shares           seek capital appreciation. The fund's
                                                    objective may be changed without
                                                    shareholder approval.
                     -------------------------------------------------------------------------
OLD MUTUAL INSURANCE Old Mutual Growth II Portfolio The portfolio seeks to provide
SERIES FUND                                         investors with capital appreciation. To
                                                    pursue this goal, the portfolio normally
                                                    invests at least 65% of its net assets in
                                                    equity securities of small and mid-cap
                                                    companies with favorable growth
                                                    prospects. While the portfolio may
                                                    invest in both small and mid-cap
                                                    companies, the Portfolio primarily
                                                    invest in mid-cap companies. Equity
                                                    securities in which the portfolio may
                                                    invest include common stocks and
                                                    preferred stocks.
                     -------------------------------------------------------------------------
                     Old Mutual Large Cap Growth    The portfolio seeks to provide
                     Portfolio                      investors with long-term growth of
                                                    capital. To pursue this goal, the
                                                    portfolio normally invests at least 80%
                                                    of its net assets (plus any borrowings
                                                    for investment purposes) in equity
                                                    securities of large cap companies with
                                                    favorable growth prospects. Equity
                                                    securities in which the portfolio may
                                                    invest include common and preferred
                                                    stocks.
                     -------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced           Seeks a high total investment return,
ACCOUNT FUNDS        Fund/VA                        which includes current income and
                                                    capital appreciation in the value of its
                                                    shares.
                     -------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital appreciation by investing
                     Appreciation Fund/VA           in securities of well-known,
                                                    established companies.
                     -------------------------------------------------------------------------
                     Oppenheimer Core Bond          Seeks a high level of current income.
                     Fund/VA                        As a secondary objective, this port-
                                                    folio seeks capital appreciation when
                                                    consistent with its primary objective.
                     -------------------------------------------------------------------------
                     Oppenheimer High Income        Seeks a high level of current income
                     Fund/VA                        from investment in high-yield fixed
                                                    income securities.
                     -------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/VA     Seeks capital appreciation, by
                                                    investing in "growth type" companies.
                     -------------------------------------------------------------------------
PIMCO VARIABLE       Total Return Portfolio --      Seeks maximum total return consistent
INSURANCE TRUST      Administrative Class Shares    with preservation of real capital and
                                                    prudent investment management.
                     -------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The portfolio seeks to provide            Old Mutual Capital, Inc. (subadvised
investors with capital appreciation. To   by Munder Capital Management and
pursue this goal, the portfolio normally  Turner Investment Partners, Inc.)
invests at least 65% of its net assets in
equity securities of small and mid-cap
companies with favorable growth
prospects. While the portfolio may
invest in both small and mid-cap
companies, the Portfolio primarily
invest in mid-cap companies. Equity
securities in which the portfolio may
invest include common stocks and
preferred stocks.
------------------------------------------------------------------------------
The portfolio seeks to provide            Old Mutual Capital, Inc. (subadvised
investors with long-term growth of        by Ashfield Capital Partners, LLC
capital. To pursue this goal, the         and Turner Investment Partners,
portfolio normally invests at least 80%   Inc.)
of its net assets (plus any borrowings
for investment purposes) in equity
securities of large cap companies with
favorable growth prospects. Equity
securities in which the portfolio may
invest include common and preferred
stocks.
------------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known,
established companies.
------------------------------------------------------------------------------
Seeks a high level of current income.     OppenheimerFunds, Inc.
As a secondary objective, this port-
folio seeks capital appreciation when
consistent with its primary objective.
------------------------------------------------------------------------------
Seeks a high level of current income      OppenheimerFunds, Inc.
from investment in high-yield fixed
income securities.
------------------------------------------------------------------------------
Seeks capital appreciation, by            OppenheimerFunds, Inc.
investing in "growth type" companies.
------------------------------------------------------------------------------
Seeks maximum total return consistent     Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
------------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.15% to 0.20%. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.


As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value, however, we reserve the right to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount, however, we reserve the right to charge up to 0.35% of your prior contract year's average benefit amount.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional

          Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died        Proceeds Paid
------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not the Annuitant)
------------------------------------------
Owner or Joint Owner       Death Benefit
(who is the Annuitant)
------------------------------------------
Annuitant                  Death Benefit
------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2,3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.


Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  . The death benefit is taxed in the same manner as a income payments if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2)
    during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling (800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.


When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2007, 2006 and 2005, $140.1 million, $110.5 million and $62.0 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

APPENDIX B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    150,000
    79         9     90,000    150,000
    80        10    170,000    170,000
    81        11    140,000    150,000
    82        12    135,000    150,000
    83        13    120,000    150,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:


        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/08 $10,000 $10,000     $10,000
3/31/16          20,000      20,000
3/31/17          14,000      20,000
--------------------------------------



If a partial surrender of $7,000 is made on March 31, 2017, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of issue, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
    1       110,000    110,000
    2        90,000    100,000
    3        80,000    100,000
    4       120,000    120,000
    5       130,000    130,000
    6       150,000    150,000
    7       160,000    160,000
    8       130,000    150,000
    9        90,000    150,000
   10       170,000    170,000
   11       140,000    150,000
   12       135,000    150,000
   13       120,000    150,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:


        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/08 $10,000 $10,000     $10,000
3/31/16         20,000      20,000
3/31/17         14,000      20,000
--------------------------------------



If a partial surrender of $7,000 is made on March 31, 2017, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.


                 Premium  Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/08 $100,000 $100,000 $      0 $100,000      $     0
         8/01/23           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2023, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.


There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

APPENDIX C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
---------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                         $19.69            $23.29       1,629,120   2007
                                                                             18.99             19.69       2,196,439   2006
                                                                             17.19             18.99       2,999,894   2005
                                                                             16.53             17.19       4,077,378   2004
                                                                             12.40             16.53       5,247,344   2003
                                                                             18.77             12.40       6,300,041   2002
                                                                             21.59             18.77       9,078,703   2001
                                                                             25.69             21.59      10,491,039   2000
                                                                             19.48             25.69       8,583,493   1999
                                                                             13.34             19.48       5,605,283   1998
                                                                             10.76             13.34       4,380,186   1997
---------------------------------------------------------------------------------------------------------------------------
  Alger American SmallCap Growth Portfolio (formerly, Alger American         13.61             15.73       2,116,122   2007
   Small Capitalization Portfolio) -- Class O Shares                         11.50             13.61       2,775,204   2006
                                                                              9.98             11.50       3,546,154   2005
                                                                              8.68              9.98       4,648,749   2004
                                                                              6.18              8.68       5,512,357   2003
                                                                              8.50              6.18       5,837,332   2002
                                                                             12.23              8.50       7,002,914   2001
                                                                             17.04             12.23       7,559,032   2000
                                                                             12.05             17.04       6,310,836   1999
                                                                             10.58             12.05       6,082,414   1998
                                                                              9.63             10.58       5,645,458   1997
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   16.05             16.60         454,543   2007
                                                                             13.92             16.05         575,187   2006
                                                                             13.49             13.92         789,677   2005
                                                                             12.30             13.49         896,018   2004
                                                                             10.00             12.30         848,567   2003
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                       21.44             19.10         961,624   2007
                                                                             18.61             21.44       1,295,254   2006
                                                                             17.98             18.61       1,774,494   2005
                                                                             16.61             17.98       2,339,886   2004
                                                                             13.19             16.61       2,902,267   2003
                                                                             16.77             13.19       3,514,911   2002
                                                                             17.75             16.77       4,307,323   2001
                                                                             17.58             17.75       4,328,938   2000
                                                                             16.72             17.58       4,554,700   1999
                                                                             14.42             16.72       3,955,083   1998
                                                                             13.41             14.42       2,056,691   1997
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                            $16.65            $17.08         530,613   2007
                                                               14.61             16.65         687,471   2006
                                                               13.94             14.61         868,238   2005
                                                               12.86             13.94       1,163,852   2004
                                                               10.81             12.86       1,409,390   2003
                                                               14.41             10.81       1,835,551   2002
                                                               16.94             14.41       2,347,057   2001
                                                               18.87             16.94       2,544,453   2000
                                                               18.82             18.87       2,483,985   1999
                                                               16.75             18.82       1,950,915   1998
                                                               11.05             16.75       1,325,701   1997
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         19.94             20.34         839,250   2007
                                                               18.25             19.94       1,133,622   2006
                                                               18.03             18.25       1,528,719   2005
                                                               16.55             18.03       2,097,504   2004
                                                               13.74             16.55       2,601,893   2003
                                                               13.74             13.74       2,789,740   2002
                                                               13.75             13.74       2,986,440   2001
                                                               15.32             13.75       3,199,511   2000
                                                               15.19             15.32       3,376,105   1999
                                                               15.00             15.19       2,977,691   1998
                                                               13.37             15.00       1,886,887   1997
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             31.61             36.00         566,346   2007
                                                               29.87             31.61         744,642   2006
                                                               29.12             29.87       1,011,194   2005
                                                               28.00             29.12       1,411,464   2004
                                                               24.07             28.00       1,776,001   2003
                                                               26.75             24.07       2,151,180   2002
                                                               28.28             26.75       2,740,751   2001
                                                               29.86             28.28       3,182,533   2000
                                                               27.26             29.86       3,361,601   1999
                                                               24.03             27.26       3,176,311   1998
                                                               20.20             24.03       2,678,933   1997
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 41.63             48.26       3,325,861   2007
                                                               37.79             41.63       4,446,660   2006
                                                               32.77             37.79       5,652,873   2005
                                                               28.78             32.77       6,629,897   2004
                                                               22.72             28.78       7,362,788   2003
                                                               25.42             22.72       8,573,160   2002
                                                               29.38             25.42      10,463,953   2001
                                                               31.91             29.38      12,149,774   2000
                                                               26.04             31.91      11,622,130   1999
                                                               20.32             26.04      10,085,800   1998
                                                               16.60             20.32       8,595,677   1997
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 60.36             60.42       2,357,396   2007
                                                               50.93             60.36       3,075,487   2006
                                                               48.79             50.93       3,959,444   2005
                                                               44.37             48.79       5,114,293   2004
                                                               34.52             44.37       6,335,077   2003
                                                               42.16             34.52       7,512,400   2002
                                                               44.99             42.16       9,234,283   2001
                                                               42.08             44.99       9,905,021   2000
                                                               40.14             42.08      10,963,577   1999
                                                               36.47             40.14      11,335,446   1998
                                                               28.87             36.47      10,074,173   1997
-------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                      $51.66            $64.67         994,107   2007
                                                              49.03             51.66       1,327,007   2006
                                                              47.00             49.03       1,799,080   2005
                                                              46.11             47.00       2,389,719   2004
                                                              35.20             46.11       2,970,668   2003
                                                              51.08             35.20       3,487,079   2002
                                                              62.91             51.08       4,744,104   2001
                                                              71.67             62.91       5,410,897   2000
                                                              52.89             71.67       4,760,717   1999
                                                              38.45             52.89       3,818,261   1998
                                                              20.20             38.45       3,614,598   1997
------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              18.03             19.93       1,401,716   2007
                                                              16.15             18.03       1,931,970   2006
                                                              15.22             16.15       2,672,894   2005
                                                              14.59             15.22       3,629,327   2004
                                                              11.95             14.59       4,271,595   2003
                                                              14.54             11.95       4,584,591   2002
                                                              16.16             14.54       5,388,110   2001
                                                              17.00             16.16       5,576,695   2000
                                                              15.80             17.00       5,051,739   1999
                                                              12.36             15.80       2,843,815   1998
                                                              10.00             12.36         976,086   1997
------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         12.46             15.13         779,571   2007
                                                              11.98             12.46         966,474   2006
                                                              11.16             11.98       1,336,383   2005
                                                              10.56             11.16       1,746,541   2004
                                                               8.25             10.56       2,224,127   2003
                                                              10.70              8.25       2,675,446   2002
                                                              12.68             10.70       3,701,867   2001
                                                              15.51             12.68       4,498,947   2000
                                                              15.08             15.51       4,766,024   1999
                                                              12.28             15.08       2,958,791   1998
                                                              10.00             12.28       1,049,540   1997
------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    22.09             25.12         885,717   2007
                                                              19.93             22.09       1,308,465   2006
                                                              17.13             19.93       1,537,782   2005
                                                              13.94             17.13       1,271,445   2004
                                                              10.00             13.94         623,817   2003
------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     34.06             39.40         774,852   2007
                                                              29.26             34.06       1,032,792   2006
                                                              24.92             29.26       1,243,108   2005
                                                              22.24             24.92       1,512,742   2004
                                                              15.73             22.24       1,385,197   2003
                                                              20.02             15.73         959,274   2002
                                                              25.76             20.02       1,347,035   2001
                                                              32.29             25.76       1,573,977   2000
                                                              22.96             32.29       1,525,527   1999
                                                              20.65             22.96       1,616,956   1998
                                                              16.60             20.65       1,762,588   1997
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares         13.37             15.26         542,010   2007
                                                              11.14             13.37         573,071   2006
                                                              10.23             11.14         527,506   2005
                                                              10.00             10.23           2,616   2004
------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities Fund -- Class 1 Shares        $10.82            $11.87         535,841   2007
                                                                     9.70             10.82         645,691   2006
                                                                    10.13              9.70         758,677   2005
                                                                    10.00             10.13              --   2004
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                     14.00             14.47       1,268,487   2007
                                                                    13.60             14.00       1,673,988   2006
                                                                    13.52             13.60       2,433,400   2005
                                                                    13.26             13.52       3,278,049   2004
                                                                    12.98             13.26       4,841,528   2003
                                                                    11.98             12.98       7,151,518   2002
                                                                    11.31             11.98       4,478,530   2001
                                                                    10.36             11.31       3,035,919   2000
                                                                    10.66             10.36       2,729,732   1999
                                                                    10.01             10.66       1,884,740   1998
                                                                    10.00             10.01         908,249   1997
------------------------------------------------------------------------------------------------------------------
  International Equity Fund -- Class 1 Shares                       20.89             25.32         731,000   2007
                                                                    16.99             20.89         881,490   2006
                                                                    14.57             16.99       1,016,254   2005
                                                                    12.76             14.57       1,068,844   2004
                                                                     9.38             12.76         966,614   2003
                                                                    12.49              9.38         851,108   2002
                                                                    16.01             12.49         919,209   2001
                                                                    18.60             16.01         908,264   2000
                                                                    14.48             18.60         735,974   1999
                                                                    12.50             14.48         641,918   1998
                                                                    30.11             12.50         614,410   1997
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                             25.33             28.12       1,057,588   2007
                                                                    23.70             25.33       1,589,148   2006
                                                                    21.51             23.70       2,297,865   2005
                                                                    18.80             21.51       2,940,796   2004
                                                                    14.34             18.80       3,645,855   2003
                                                                    16.87             14.34       4,093,825   2002
                                                                    17.06             16.87       4,353,777   2001
                                                                    15.97             17.06       3,531,824   2000
                                                                    13.81             15.97       3,011,792   1999
                                                                    13.13             13.81       2,140,000   1998
                                                                    10.00             13.13         730,616   1997
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 17.23             17.82       3,243,112   2007
                                                                    16.70             17.23       3,297,106   2006
                                                                    16.47             16.70       3,704,428   2005
                                                                    16.55             16.47       4,901,894   2004
                                                                    16.65             16.55       7,774,666   2003
                                                                    16.64             16.65      15,816,266   2002
                                                                    16.24             16.64      17,320,111   2001
                                                                    15.50             16.24      12,687,487   2000
                                                                    14.97             15.50      13,992,458   1999
                                                                    14.42             14.97       9,232,947   1998
                                                                    24.29             14.42       4,980,487   1997
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                      11.03             11.46         878,588   2007
                                                                    10.26             11.03       1,203,976   2006
                                                                    10.27             10.26       1,927,270   2005
                                                                     9.73             10.27       2,509,730   2004
                                                                     7.66              9.73       2,935,628   2003
                                                                     9.83              7.66       2,588,994   2002
                                                                    10.98              9.83       2,201,591   2001
                                                                    11.75             10.98       2,128,010   2000
                                                                    10.00             11.75         802,961   1999
------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares        $52.49            $44.06         624,893   2007
                                                        40.01             52.49         987,255   2006
                                                        36.30             40.01       1,262,845   2005
                                                        27.82             36.30       1,626,500   2004
                                                        20.53             27.82       1,816,995   2003
                                                        21.11             20.53       1,999,763   2002
                                                        19.14             21.11       2,007,545   2001
                                                        14.65             19.14       1,853,612   2000
                                                        14.89             14.65       1,409,644   1999
                                                        18.34             14.89       1,753,483   1998
                                                        15.57             18.34       1,478,247   1997
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 55.58             57.59       1,896,058   2007
                                                        48.83             55.58       2,545,712   2006
                                                        47.38             48.83       3,608,987   2005
                                                        43.51             47.38       4,820,677   2004
                                                        34.40             43.51       6,001,268   2003
                                                        44.94             34.40       6,766,704   2002
                                                        51.95             44.94       8,557,014   2001
                                                        58.17             51.95       9,120,668   2000
                                                        48.91             58.17       7,955,210   1999
                                                        38.68             48.91       5,187,559   1998
                                                        30.11             38.68       3,025,140   1997
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               17.58             17.74         306,701   2007
                                                        15.74             17.58         448,877   2006
                                                        14.57             15.74         631,068   2005
                                                        12.83             14.57         601,172   2004
                                                        10.00             12.83         250,698   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   46.84             51.58         722,689   2007
                                                        41.76             46.84         970,125   2006
                                                        40.85             41.76       1,269,956   2005
                                                        38.30             40.85       1,628,394   2004
                                                        32.28             38.30       1,851,000   2003
                                                        36.10             32.28       1,912,451   2002
                                                        37.71             36.10       2,104,312   2001
                                                        36.44             37.71       2,034,785   2000
                                                        32.63             36.44       1,884,184   1999
                                                        28.26             32.63       1,425,134   1998
                                                        24.29             28.26         928,145   1997
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    13.28             14.14         703,042   2007
                                                        11.60             13.28       1,030,060   2006
                                                        11.47             11.60       1,658,096   2005
                                                        10.76             11.47       2,182,416   2004
                                                         8.85             10.76       2,790,129   2003
                                                        11.12              8.85       2,883,879   2002
                                                        12.32             11.12       3,262,755   2001
                                                        12.57             12.32       2,589,497   2000
                                                        10.66             12.57       1,613,261   1999
                                                        10.00             10.66         180,295   1998
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund                  12.02             12.03       1,143,145   2007
                                                         9.94             12.02       1,550,400   2006
                                                         9.70              9.94       1,706,906   2005
                                                         8.28              9.70       1,871,277   2004
                                                         6.75              8.28       1,361,960   2003
                                                         7.73              6.75       1,312,915   2002
                                                         8.64              7.73       1,149,638   2001
                                                         9.20              8.64         971,475   2000
                                                         8.85              9.20         779,766   1999
                                                        10.00              8.85         428,936   1998
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                        $22.45            $22.84       2,320,175   2007
                                                           19.60             22.45       3,292,232   2006
                                                           17.62             19.60       4,527,563   2005
                                                           14.19             17.62       5,168,954   2004
                                                           11.21             14.19       5,480,927   2003
                                                           11.93             11.21       6,570,451   2002
                                                           10.80             11.93       5,607,364   2001
                                                            8.35             10.80       2,769,191   2000
                                                            8.55              8.35       1,156,388   1999
                                                           10.00              8.55         345,533   1998
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares               28.33             30.87       3,253,461   2007
                                                           25.95             28.33       4,633,448   2006
                                                           24.37             25.95       6,322,375   2005
                                                           22.78             24.37       8,481,388   2004
                                                           20.26             22.78      10,944,920   2003
                                                           21.96             20.26      13,294,385   2002
                                                           23.36             21.96      15,654,099   2001
                                                           24.24             23.36      16,570,364   2000
                                                           19.40             24.24      12,451,725   1999
                                                           14.65             19.40       6,060,191   1998
                                                           18.04             14.65       2,804,435   1997
---------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares          18.08             19.08         794,746   2007
                                                           17.59             18.08       1,082,851   2006
                                                           17.49             17.59       1,424,517   2005
                                                           17.06             17.49       1,965,559   2004
                                                           16.26             17.06       2,837,246   2003
                                                           14.93             16.26       3,912,422   2002
                                                           14.05             14.93       3,772,527   2001
                                                           13.41             14.05       3,443,885   2000
                                                           13.39             13.41       3,172,870   1999
                                                           12.45             13.39       1,911,151   1998
                                                           18.97             12.45         869,089   1997
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                  27.67             37.37       1,238,965   2007
                                                           25.66             27.67       1,625,597   2006
                                                           23.06             25.66       2,421,583   2005
                                                           19.78             23.06       3,136,030   2004
                                                           16.64             19.78       4,023,535   2003
                                                           20.02             16.64       5,208,969   2002
                                                           25.92             20.02       7,276,570   2001
                                                           32.13             25.92       8,761,565   2000
                                                           19.51             32.13       6,407,884   1999
                                                           12.54             19.51       1,494,358   1998
                                                           11.67             12.54         163,550   1997
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         10.60             12.72         237,240   2007
                                                           10.11             10.60         315,772   2006
                                                            9.13             10.11         398,805   2005
                                                            8.11              9.13         445,536   2004
                                                            6.52              8.11         536,136   2003
                                                            9.38              6.52         628,264   2002
                                                           11.43              9.38       1,018,589   2001
                                                           10.00             11.43       1,245,259   2000
---------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                 $ 4.10            $ 4.92         525,938   2007
                                                                  3.86              4.10         719,534   2006
                                                                  3.51              3.86         998,112   2005
                                                                  3.54              3.51       1,303,658   2004
                                                                  2.45              3.54       1,576,799   2003
                                                                  4.21              2.45       1,165,738   2002
                                                                  6.81              4.21       1,801,374   2001
                                                                 10.00              6.81       1,333,647   2000
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares         38.47             48.66       1,654,495   2007
                                                                 26.53             38.47       2,170,230   2006
                                                                 20.34             26.53       2,453,109   2005
                                                                 17.34             20.34       2,795,600   2004
                                                                 13.04             17.34       3,406,891   2003
                                                                 17.77             13.04       4,341,645   2002
                                                                 23.47             17.77       5,720,325   2001
                                                                 28.32             23.47       6,457,205   2000
                                                                 15.76             28.32       4,728,347   1999
                                                                 13.63             15.76       3,856,210   1998
                                                                 11.29             13.63       3,001,600   1997
---------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares             24.64             27.96       2,055,261   2007
                                                                 22.44             24.64       2,687,648   2006
                                                                 21.82             22.44       3,617,633   2005
                                                                 21.17             21.82       4,951,651   2004
                                                                 16.30             21.17       6,553,434   2003
                                                                 22.50             16.30       8,452,760   2002
                                                                 30.32             22.50      12,018,045   2001
                                                                 35.98             30.32      14,437,869   2000
                                                                 25.35             35.98      11,701,274   1999
                                                                 18.95             25.35       8,827,221   1998
                                                                 12.17             18.95       7,270,898   1997
---------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares               33.09             39.81       1,249,213   2007
                                                                 29.53             33.09       1,618,191   2006
                                                                 26.67             29.53       2,156,363   2005
                                                                 22.40             26.67       2,713,546   2004
                                                                 16.82             22.40       3,365,664   2003
                                                                 23.67             16.82       4,077,179   2002
                                                                 39.64             23.67       5,965,824   2001
                                                                 58.97             39.64       7,072,505   2000
                                                                 26.53             58.97       5,067,599   1999
                                                                 20.04             26.53       3,488,695   1998
                                                                 15.66             20.04       3,442,667   1997
---------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares             33.81             36.55       2,161,099   2007
                                                                 29.01             33.81       2,853,437   2006
                                                                 27.79             29.01       3,785,636   2005
                                                                 26.90             27.79       5,166,794   2004
                                                                 22.00             26.90       6,888,250   2003
                                                                 29.95             22.00       9,455,301   2002
                                                                 39.17             29.95      13,140,429   2001
                                                                 47.11             39.17      15,931,243   2000
                                                                 29.05             47.11      14,578,854   1999
                                                                 22.85             29.05      12,554,733   1998
                                                                 11.67             22.85      10,111,685   1997
---------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class I        $14.04            $10.02         299,378   2007
                                                                               12.65             14.04         269,668   2006
                                                                               12.41             12.65         421,306   2005
                                                                               11.58             12.41         576,883   2004
                                                                               10.13             11.58         709,502   2003
                                                                               11.03             10.13         751,396   2002
                                                                               11.28             11.03         598,880   2001
                                                                               10.60             11.28         272,799   2000
                                                                               10.67             10.60         175,544   1999
                                                                               10.00             10.67          25,915   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Investors Portfolio -- Class I                  18.94             19.40         511,658   2007
                                                                               16.24             18.94         713,481   2006
                                                                               15.46             16.24         959,486   2005
                                                                               14.21             15.46       1,309,764   2004
                                                                               10.89             14.21       1,458,598   2003
                                                                               14.35             10.89       1,659,852   2002
                                                                               15.18             14.35       1,905,832   2001
                                                                               13.36             15.18         775,796   2000
                                                                               12.14             13.36         111,934   1999
                                                                               10.00             12.14             863   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Income Trust
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Strategic Bond Portfolio -- Class I             14.90             14.98         726,125   2007
                                                                               14.39             14.90         942,252   2006
                                                                               14.24             14.39       1,252,128   2005
                                                                               13.54             14.24       1,499,650   2004
                                                                               12.13             13.54       1,751,506   2003
                                                                               11.30             12.13       1,801,349   2002
                                                                               10.72             11.30       1,168,074   2001
                                                                               10.13             10.72         556,622   2000
                                                                               10.24             10.13         245,779   1999
                                                                               10.00             10.24          10,094   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                          15.39             15.51          86,914   2007
                                                                               13.82             15.39         138,419   2006
                                                                               13.34             13.82         205,364   2005
                                                                               12.74             13.34         269,724   2004
                                                                               10.00             12.74         290,058   2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
-------------------------------------------------------------------------------------------------
  Old Mutual Growth II Portfolio                  $11.11            $13.52         425,437   2007
                                                   10.51             11.11         613,979   2006
                                                    9.57             10.51         846,032   2005
                                                    9.10              9.57       1,077,298   2004
                                                    7.34              9.10       1,479,937   2003
                                                   10.71              7.34       1,862,990   2002
                                                   18.24             10.71       2,517,899   2001
                                                   22.20             18.24       2,843,741   2000
                                                   11.36             22.20       1,242,408   1999
                                                   10.65             11.36         839,596   1998
                                                   10.00             10.65         576,010   1997
-------------------------------------------------------------------------------------------------
  Old Mutual Large Cap Growth Portfolio            17.54             20.68         371,657   2007
                                                   16.85             17.54         527,304   2006
                                                   16.35             16.85         715,587   2005
                                                   15.22             16.35         951,432   2004
                                                   11.76             15.22       1,208,695   2003
                                                   16.88             11.76       1,537,642   2002
                                                   23.87             16.88       2,370,270   2001
                                                   24.57             23.87       2,236,754   2000
                                                   15.08             24.57         811,131   1999
                                                   11.71             15.08         696,037   1998
                                                   10.00             11.71         346,833   1997
-------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                     41.97             42.94         513,315   2007
                                                   38.29             41.97         685,001   2006
                                                   37.38             38.29         933,070   2005
                                                   34.43             37.38       1,138,852   2004
                                                   27.95             34.43       1,239,242   2003
                                                   31.63             27.95       1,361,408   2002
                                                   31.39             31.63       1,710,953   2001
                                                   29.91             31.39       1,564,417   2000
                                                   27.13             29.91       1,504,814   1999
                                                   25.80             27.13       1,558,580   1998
                                                   22.32             25.80       1,200,126   1997
-------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA         57.59             64.81         793,536   2007
                                                   54.10             57.59       1,089,207   2006
                                                   52.20             54.10       1,442,428   2005
                                                   49.51             52.20       1,901,125   2004
                                                   38.35             49.51       2,339,204   2003
                                                   53.17             38.35       2,749,974   2002
                                                   61.69             53.17       3,602,443   2001
                                                   62.71             61.69       3,655,340   2000
                                                   44.90             62.71       3,232,987   1999
                                                   35.64             44.90       3,012,849   1998
                                                   32.37             35.64       3,176,448   1997
-------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA                    28.72             29.56         910,106   2007
                                                   27.66             28.72       1,123,406   2006
                                                   27.35             27.66       1,491,249   2005
                                                   26.29             27.35       1,877,214   2004
                                                   24.97             26.29       2,467,307   2003
                                                   23.22             24.97       3,279,704   2002
                                                   21.85             23.22       3,460,570   2001
                                                   20.88             21.85       2,562,480   2000
                                                   21.51             20.88       2,531,310   1999
                                                   20.42             21.51       1,976,510   1998
                                                   18.96             20.42         994,017   1997
-------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                              $40.82            $40.20         589,817   2007
                                                                37.83             40.82         808,165   2006
                                                                37.50             37.83       1,092,771   2005
                                                                34.90             37.50       1,466,579   2004
                                                                28.55             34.90       1,943,412   2003
                                                                29.67             28.55       2,202,687   2002
                                                                29.51             29.67       2,829,310   2001
                                                                31.09             29.51       3,134,526   2000
                                                                30.24             31.09       3,792,914   1999
                                                                30.57             30.24       3,720,027   1998
                                                                29.40             30.57       2,934,974   1997
--------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA                                    49.64             52.04         551,259   2007
                                                                48.90             49.64         740,001   2006
                                                                44.15             48.90         974,140   2005
                                                                37.38             44.15       1,226,508   2004
                                                                30.19             37.38       1,615,590   2003
                                                                42.40             30.19       2,011,156   2002
                                                                62.57             42.40       2,697,267   2001
                                                                71.49             62.57       3,299,098   2000
                                                                39.49             71.49       2,933,967   1999
                                                                36.72             39.49       3,113,007   1998
                                                                27.63             36.72       2,462,359   1997
--------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         10.81             11.58       1,020,375   2007
                                                                10.55             10.81       1,298,159   2006
                                                                10.45             10.55       1,447,218   2005
                                                                10.10             10.45       1,668,114   2004
                                                                10.00             10.10       1,121,098   2003
--------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


 The Company................................................................ B-3

 The Separate Account....................................................... B-3

 Additional Information About the Guarantee Account......................... B-3

 The Contracts.............................................................. B-4
    Transfer of Annuity Units............................................... B-4
    Net Investment Factor................................................... B-4

 Termination of Participation Agreements.................................... B-4

 Calculation of Performance Data............................................ B-5
    Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
    Other Subaccounts....................................................... B-6
    Other Performance Data.................................................. B-6

 Tax Matters................................................................ B-7
    Taxation of Genworth Life and Annuity Insurance Company................. B-7
    IRS Required Distributions.............................................. B-7

 General Provisions......................................................... B-7
    Using the Contracts as Collateral....................................... B-7
    The Beneficiary......................................................... B-8
    Non-Participating....................................................... B-8
    Misstatement of Age or Gender........................................... B-8
    Incontestability........................................................ B-8
    Statement of Values..................................................... B-8
    Trust as Owner or Beneficiary........................................... B-8
    Written Notice.......................................................... B-8

 Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

 Regulation of Genworth Life and Annuity Insurance Company.................. B-8

 Experts.................................................................... B-8

 Financial Statements....................................................... B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:


Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City
                                                         State
                                                                            Zip

Signature of Requestor _________________________________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS


 The Company................................................................ B-3

 The Separate Account....................................................... B-3

 Additional Information About the Guarantee Account......................... B-3

 The Contracts.............................................................. B-4
    Transfer of Annuity Units............................................... B-4
    Net Investment Factor................................................... B-4

 Termination of Participation Agreements.................................... B-4

 Calculation of Performance Data............................................ B-5
    Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
    Other Subaccounts....................................................... B-6
    Other Performance Data.................................................. B-6

 Tax Matters................................................................ B-7
    Taxation of Genworth Life and Annuity Insurance Company................. B-7
    IRS Required Distributions.............................................. B-7

 General Provisions......................................................... B-7
    Using the Contracts as Collateral....................................... B-7
    The Beneficiary......................................................... B-8
    Non-Participating....................................................... B-8
    Misstatement of Age or Gender........................................... B-8
    Incontestability........................................................ B-8
    Statement of Values..................................................... B-8
    Trust as Owner or Beneficiary........................................... B-8
    Written Notice.......................................................... B-8

 Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

 Regulation of Genworth Life and Annuity Insurance Company.................. B-8

 Experts.................................................................... B-8

 Financial Statements....................................................... B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term and universal, and Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities, and group variable annuities offered through retirement plans. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").

We also have Corporate and Other activities which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.


Additional Information About the Guarantee Account


The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

      (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one-year advance written notice.

Legg Mason Partners Variable Income Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Old Mutual Insurance Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

Calculation of Performance Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc.-- Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for its corresponding portfolio.


Current Yield:   2.95% as of December 31, 2007
Effective Yield: 2.99% as of December 31, 2007


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements


The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2007

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-32

Statements of Changes in Net Assets........................................  F-62

Notes to Financial Statements.............................................. F-112

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1
  and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology
Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I.
Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity
Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap
Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation
Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth

Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income
Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value
Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance
Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield
Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Low Duration
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II, SP International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds,
Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 11, 2008

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2007

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                  AIM V.I.         Capital         Capital        AIM V.I.
                                                Basic Value     Appreciation     Development     Core Equity
                               Consolidated       Fund --          Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $11,495,257,456    25,727,351      25,954,024        21,382        25,400,908
Dividend receivable..........       4,196,701            --              --            --                --
Receivable from
  affiliate (note 4b)........           1,206             1               5            --                --
Receivable for units sold....      10,230,537            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  11,509,685,900    25,727,352      25,954,029        21,382        25,400,908
                              ---------------    ----------      ----------        ------        ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,609,745         3,404           3,366             1             3,304
Payable for units
  withdrawn..................       5,992,570         2,166          21,726            --            12,043
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       7,602,315         5,570          25,092             1            15,347
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,346,794,703    25,665,019      25,928,937        21,381        25,385,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     132,224,280        56,763              --            --                --
   Genworth Life and
     Annuity (note 4d).......      23,064,602            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $11,502,083,585    25,721,782      25,928,937        21,381        25,385,561
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $10,632,916,103    24,612,127      20,209,288        19,131        22,121,998
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........                     2,038,617         883,692         1,134           872,584
                                                 ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.
                                   Global        Government     International      Large Cap
                                Real Estate      Securities         Growth          Growth
                                  Fund --          Fund --         Fund --          Fund --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....     $237,742         20,919         89,183,567        31,307
Dividend receivable..........           --             --                 --            --
Receivable from
  affiliate (note 4b)........           --             --                  8            --
Receivable for units sold....        3,824             --            270,682            --
                                  --------         ------         ----------        ------
       Total assets..........      241,566         20,919         89,454,257        31,307
                                  --------         ------         ----------        ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           36              1             13,228             4
Payable for units
  withdrawn..................           --             --                 --            --
                                  --------         ------         ----------        ------
       Total liabilities.....           36              1             13,228             4
                                  --------         ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      227,658         20,918         87,575,164        31,303
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       13,872             --          1,865,865            --
   Genworth Life and
     Annuity (note 4d).......           --             --                 --            --
                                  --------         ------         ----------        ------
       Net assets............     $241,530         20,918         89,441,029        31,303
                                  ========         ======         ==========        ======
Investments in
  securities, at cost........     $283,536         21,095         80,845,261        25,296
                                  ========         ======         ==========        ======
Shares outstanding...........       10,976          1,736          2,683,827         1,975
                                  ========         ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                               AIM Variable Insurance Funds
                                        (continued)                Alger American Fund
                              ------------------------------- -----------------------------
                                                                  Alger          Alger
                                 AIM V.I.        AIM V.I.        American    American Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --     Portfolio  --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....     $11,297          3,717        77,513,384     65,736,648
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                 6             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      11,297          3,718        77,513,390     65,736,648
                                  -------          -----        ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           1             --             9,393          7,973
Payable for units
  withdrawn..................           1              1            57,441         64,483
                                  -------          -----        ----------     ----------
       Total liabilities.....           2              1            66,834         72,456
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      11,295          3,717        77,380,995     65,578,863
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --            65,561         85,329
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $11,295          3,717        77,446,556     65,664,192
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,914          3,073        64,823,131     44,985,874
                                  =======          =====        ==========     ==========
Shares outstanding...........         748            155         1,573,237      1,972,889
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                         AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                               Balanced Wealth       Global          Growth and       International       Large Cap
                                  Strategy         Technology          Income             Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b):....    $7,134,380         6,406,095        151,362,640       179,283,634       29,223,812
Dividend receivable..........            --                --                 --                --               --
Receivable from
  affiliate (note 4b)........            --                 1                 --                --               --
Receivable for units sold....       216,706            25,744                 --           897,966               --
                                 ----------         ---------        -----------       -----------       ----------
       Total assets..........     7,351,086         6,431,840        151,362,640       180,181,600       29,223,812
                                 ----------         ---------        -----------       -----------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,256               822             19,531            27,121            3,847
Payable for units
  withdrawn..................            --                --             15,859                --           13,941
                                 ----------         ---------        -----------       -----------       ----------
       Total liabilities.....         1,256               822             35,390            27,121           17,788
                                 ----------         ---------        -----------       -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     7,181,709         6,431,018        151,237,205       175,814,800       29,206,024
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       168,121                --             90,045         4,339,679               --
   Genworth Life and
     Annuity (note 4d).......            --                --                 --                --               --
                                 ----------         ---------        -----------       -----------       ----------
       Net assets............    $7,349,830         6,431,018        151,327,250       180,154,479       29,206,024
                                 ==========         =========        ===========       ===========       ==========
Investments in
  securities, at cost........    $7,202,860         5,524,049        129,033,700       174,054,737       23,098,407
                                 ==========         =========        ===========       ===========       ==========
Shares outstanding...........       550,068           315,416          5,701,041         7,205,934          975,428
                                 ==========         =========        ===========       ===========       ==========

                              ------------------
                              AllianceBernstein
                                  Small Cap
                                   Growth
                                Portfolio --
                                   Class B
                              -----------------
Assets:
Investments at fair
  market value (note 2b):....    11,333,350
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........             2
Receivable for units sold....        12,285
                                 ----------
       Total assets..........    11,345,637
                                 ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,436
Payable for units
  withdrawn..................            --
                                 ----------
       Total liabilities.....         1,436
                                 ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    11,344,201
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life and
     Annuity (note 4d).......            --
                                 ----------
       Net assets............    11,344,201
                                 ==========
Investments in
  securities, at cost........    10,509,351
                                 ==========
Shares outstanding...........       746,106
                                 ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                          American Century
                                                                              Variable
                              American Century Variable Portfolios, Inc. Portfolios II, Inc.
                              ---------------------------------------    -------------------
                                 VP                                              VP
                              Income &         VP          VP      VP         Inflation
                               Growth     International Ultra(R)  Value      Protection
                              Fund --        Fund --    Fund --  Fund --       Fund --
                              Class I        Class I    Class I  Class I      Class II
                              --------    ------------- -------- ------- -------------------
Assets:
Investments at fair
  market value (note 2b):.... $132,340      3,289,575    62,258  211,597      4,144,132
Dividend receivable..........       --             --        --       --         12,917
Receivable from
  affiliate (note 4b)........       --             --        --       --             --
Receivable for units sold....       --         42,027        --      268          2,070
                              --------      ---------    ------  -------      ---------
       Total assets..........  132,340      3,331,602    62,258  211,865      4,159,119
                              --------      ---------    ------  -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       20            494        10       27          1,668
Payable for units
  withdrawn..................        1             --         1       --             --
                              --------      ---------    ------  -------      ---------
       Total liabilities.....       21            494        11       27          1,668
                              --------      ---------    ------  -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  132,319      3,037,722    62,247  192,954      4,099,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --        293,386        --   18,884         57,464
   Genworth Life and
     Annuity (note 4d).......       --             --        --       --             --
                              --------      ---------    ------  -------      ---------
       Net assets............ $132,319      3,331,108    62,247  211,838      4,157,451
                              ========      =========    ======  =======      =========
Investments in
  securities, at cost........ $125,295      2,913,771    50,618  232,769      4,008,796
                              ========      =========    ======  =======      =========
Shares outstanding...........   15,643        277,367     5,124   28,326        392,809
                              ========      =========    ======  =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                        BlackRock Variable Series Funds, Inc.
                              ----------------------------------------------------------
                                                  BlackRock     BlackRock    BlackRock
                                 BlackRock         Global       Large Cap      Value
                              Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                                  Fund --          Fund --       Fund --   V.I. Fund --
                                 Class III        Class III     Class III    Class III
                              ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  market value (note 2b):....   $16,016,041      264,066,314    3,241,947    7,372,587
Dividend receivable..........            --               --           --           --
Receivable from
  affiliate (note 4b)........            --               --            2           --
Receivable for units sold....        35,487        1,511,517        4,617       36,128
                                -----------      -----------    ---------   ----------
       Total assets..........    16,051,528      265,577,831    3,246,566    7,408,715
                                -----------      -----------    ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         2,477           49,677          424        1,195
Payable for units
  withdrawn..................            --               --           --           --
                                -----------      -----------    ---------   ----------
       Total liabilities.....         2,477           49,677          424        1,195
                                -----------      -----------    ---------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    16,049,051      251,012,223    3,246,142    7,407,520
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --       14,515,931           --           --
   Genworth Life and
     Annuity (note 4d).......            --               --           --           --
                                -----------      -----------    ---------   ----------
       Net assets............   $16,049,051      265,528,154    3,246,142    7,407,520
                                ===========      ===========    =========   ==========
Investments in
  securities, at cost........   $18,410,340      267,995,167    2,988,804   12,617,988
                                ===========      ===========    =========   ==========
Shares outstanding...........     1,160,583       18,173,869      255,674      462,811
                                ===========      ===========    =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Columbia Funds Variable
                                   Insurance Trust I                       Dreyfus
                              --------------------------- ------------------------------------------
                                              Columbia
                                Columbia      Marsico        Dreyfus       Dreyfus     The Dreyfus
                                Marsico    International    Investment     Variable      Socially
                              Growth Fund, Opportunities  Portfolios --   Investment   Responsible
                                Variable   Fund, Variable  MidCap Stock    Fund --        Growth
                               Series --     Series --     Portfolio --  Money Market Fund, Inc. --
                                Class A       Class B     Initial Shares  Portfolio   Initial Shares
                              ------------ -------------- -------------- ------------ --------------
Assets:
Investments at fair
  market value (note 2b):.... $71,692,425   141,700,764      144,058       636,515      5,056,221
Dividend receivable..........          --            --           --         2,174             --
Receivable from
  affiliate (note 4b)........          --            --           --            --              1
Receivable for units sold....      46,484       297,800           --            --             --
                              -----------   -----------      -------       -------      ---------
       Total assets..........  71,738,909   141,998,564      144,058       638,689      5,056,222
                              -----------   -----------      -------       -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       9,428        20,282           19           106            642
Payable for units
  withdrawn..................          --            --           --           138            229
                              -----------   -----------      -------       -------      ---------
       Total liabilities.....       9,428        20,282           19           244            871
                              -----------   -----------      -------       -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  71,729,481   140,105,306      144,039       638,445      5,055,351
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     1,872,976           --            --             --
   Genworth Life and
     Annuity (note 4d).......          --            --           --            --             --
                              -----------   -----------      -------       -------      ---------
       Net assets............ $71,729,481   141,978,282      144,039       638,445      5,055,351
                              ===========   ===========      =======       =======      =========
Investments in
  securities, at cost........ $58,191,062   117,336,377      155,329       636,427      4,758,667
                              ===========   ===========      =======       =======      =========
Shares outstanding...........   3,217,793     5,616,360        9,282       636,515        165,778
                              ===========   ===========      =======       =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                   DWS            DWS                                        VT
                                  Dreman         Dreman          DWS            VT        Worldwide     Evergreen
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health       VA Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets:
Investments at fair
  market value (note 2b):....    $129,036        89,052         11,893      65,235,750    10,454,413    1,055,391
Dividend receivable..........          --            --             --         355,773            --           --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2            1
Receivable for units sold....          43            --             --          82,523         1,220           --
                                 --------        ------         ------      ----------    ----------    ---------
       Total assets..........     129,079        89,052         11,893      65,674,046    10,455,635    1,055,392
                                 --------        ------         ------      ----------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          18            11              2           9,755         1,332          135
Payable for units
  withdrawn..................          --            --             --              --            --          272
                                 --------        ------         ------      ----------    ----------    ---------
       Total liabilities.....          18            11              2           9,755         1,332          407
                                 --------        ------         ------      ----------    ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     129,061        89,041         11,891      64,370,922    10,452,461    1,054,985
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --       1,293,369         1,842           --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --           --
                                 --------        ------         ------      ----------    ----------    ---------
       Net assets............    $129,061        89,041         11,891      65,664,291    10,454,303    1,054,985
                                 ========        ======         ======      ==========    ==========    =========
Investments in
  securities, at cost........    $129,182        92,416         10,141      67,238,083     9,406,722      953,244
                                 ========        ======         ======      ==========    ==========    =========
Shares outstanding...........       8,955         4,435          1,129       6,809,577       825,783       53,764
                                 ========        ======         ======      ==========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets:
Investments at fair
  market value (note 2b):.... $30,744,148 14,817,934 33,368,283  38,352,661  56,828,936
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           1         10         --           3           2
Receivable for units sold....          --         --         --          --      66,520
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  30,744,149 14,817,944 33,368,283  38,352,664  56,895,458
                              ----------- ---------- ----------  ----------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       3,686      1,751      4,055       4,959       7,199
Payable for units
  withdrawn..................      28,619     15,247        924     107,695          --
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....      32,305     16,998      4,979     112,654       7,199
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  30,711,844 14,798,209 33,363,304  38,240,010  56,888,259
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      2,737         --          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $30,711,844 14,800,946 33,363,304  38,240,010  56,888,259
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $33,807,035 14,855,912 33,895,826  38,692,865  44,077,278
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   1,794,755  1,540,326  4,455,044   5,148,008   3,053,677
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Fidelity(R) Variable Insurance Products Fund
                              ---------------------------------------------------------------------------
                                VIP Asset      VIP Asset          VIP            VIP            VIP
                               Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)
                              Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                              ------------- --------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $116,845,142    27,129,418      55,829,339     328,213,771    274,047,929
Dividend receivable..........           --            --              --              --             --
Receivable from
  affiliate (note 4b)........           --             2              11              --             --
Receivable for units sold....           --            --         108,062          44,031        253,201
                              ------------    ----------      ----------     -----------    -----------
       Total assets..........  116,845,142    27,129,420      55,937,412     328,257,802    274,301,130
                              ------------    ----------      ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       11,978         4,231           9,584          39,380         36,669
Payable for units
  withdrawn..................      407,641        12,827              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Total liabilities.....      419,619        17,058           9,584          39,380         36,669
                              ------------    ----------      ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  116,354,867    27,112,362      53,679,219     328,056,537    272,599,843
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       70,656            --       2,248,609         161,885      1,664,618
   Genworth Life and
     Annuity (note 4d).......           --            --              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Net assets............ $116,425,523    27,112,362      55,927,828     328,218,422    274,264,461
                              ============    ==========      ==========     ===========    ===========
Investments in
  securities, at cost........ $105,759,942    24,652,415      54,980,726     311,847,462    290,544,306
                              ============    ==========      ==========     ===========    ===========
Shares outstanding...........    7,051,608     1,661,324       3,567,370      11,763,934      9,979,895
                              ============    ==========      ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                    VIP                                          VIP            VIP
                              Dynamic Capital      VIP            VIP         Growth &       Growth &
                               Appreciation   Equity-Income  Equity-Income     Income         Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....   $4,269,282     273,769,165    170,854,032    59,738,920     32,273,075
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....        7,510              --        146,006         4,324             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,276,792     273,769,165    171,000,038    59,743,244     32,273,075
                                ----------     -----------    -----------    ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          550          31,841         23,293         7,284          4,147
Payable for units
  withdrawn..................           --         239,607             --            --          1,290
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....          550         271,448         23,293         7,284          5,437
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,276,242     273,316,276    169,695,305    59,729,827     32,267,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         181,441      1,281,440         6,133             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,276,242     273,497,717    170,976,745    59,735,960     32,267,638
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,300,153     267,665,867    175,490,293    49,116,915     25,933,379
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      475,421      11,449,986      7,248,792     3,511,988      1,925,601
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                   VIP                                          VIP
                                 Growth          VIP            VIP         Investment         VIP
                              Opportunities    Growth         Growth        Grade Bond       Mid Cap
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- -------------
Assets:
Investments at fair
  market value (note 2b):....  $20,632,946   153,234,472    60,354,180      28,279,269       36,825
Dividend receivable..........           --            --            --              --           --
Receivable from
  affiliate (note 4b)........           --            --            39              --           --
Receivable for units sold....           --            --        30,497          73,117           --
                               -----------   -----------    ----------      ----------       ------
       Total assets..........   20,632,946   153,234,472    60,384,716      28,352,386       36,825
                               -----------   -----------    ----------      ----------       ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        2,515        17,558         7,857           4,736            2
Payable for units
  withdrawn..................       10,669       796,373            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Total liabilities.....       13,184       813,931         7,857           4,736            2
                               -----------   -----------    ----------      ----------       ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,584,761   152,383,766    60,376,859      27,161,307       36,823
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,001        36,775            --       1,186,343           --
   Genworth Life and
     Annuity (note 4d).......           --            --            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Net assets............  $20,619,762   152,420,541    60,376,859      28,347,650       36,823
                               ===========   ===========    ==========      ==========       ======
Investments in
  securities, at cost........  $15,967,227   119,393,637    47,063,889      27,680,106       26,802
                               ===========   ===========    ==========      ==========       ======
Shares outstanding...........      922,349     3,396,154     1,351,717       2,255,125        1,018
                               ===========   ===========    ==========      ==========       ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Fidelity(R) Variable Insurance Products Fund     Franklin Templeton Variable Insurance
                                               (continued)                                 Products Trust
                              --------------------------------------------- --------------------------------------------
                                                                                                             Franklin
                                                                                              Franklin      Templeton
                                                                  VIP          Franklin      Large Cap     VIP Founding
                                    VIP            VIP           Value          Income         Growth         Funds
                                  Mid Cap       Overseas      Strategies      Securities     Securities     Allocation
                               Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --        Fund --
                              Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares Class 2 Shares
                              --------------- ------------- --------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $245,567,105    83,335,926      6,999,441     768,977,721      771,614       72,388,317
Dividend receivable..........            --            --             --              --           --               --
Receivable from
  affiliate (note 4b)........            10            36              3              --           --                1
Receivable for units sold....            --            --          1,033       1,179,356        1,152          860,217
                               ------------    ----------      ---------     -----------      -------       ----------
       Total assets..........   245,567,115    83,335,962      7,000,477     770,157,077      772,766       73,248,535
                               ------------    ----------      ---------     -----------      -------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        31,890         9,578            904         131,066          101           13,277
Payable for units
  withdrawn..................         6,347        81,550             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Total liabilities.....        38,237        91,128            904         131,066          101           13,277
                               ------------    ----------      ---------     -----------      -------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   244,902,870    83,180,827      6,999,573     744,768,290      687,438       69,567,346
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       626,008        64,007             --      25,257,721       85,227        3,667,912
   Genworth Life and
     Annuity (note 4d).......            --            --             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Net assets............  $245,528,878    83,244,834      6,999,573     770,026,011      772,665       73,235,258
                               ============    ==========      =========     ===========      =======       ==========
Investments in
  securities, at cost........  $206,376,749    59,298,406      7,346,218     760,060,260      755,377       73,182,484
                               ============    ==========      =========     ===========      =======       ==========
Shares outstanding...........     6,892,144     3,291,308        554,631      44,423,901       44,731        7,775,329
                               ============    ==========      =========     ===========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $32,691,388     21,900,879     3,874,082       201,624       7,507,390      20,595,948
Dividend receivable..........           --             --            --            --              --              --
Receivable from
  affiliate (note 4b)........            1             --            --            --              --               4
Receivable for units sold....       41,122             --        45,500            --              --          41,596
                               -----------     ----------     ---------       -------       ---------      ----------
       Total assets..........   32,732,511     21,900,879     3,919,582       201,624       7,507,390      20,637,548
                               -----------     ----------     ---------       -------       ---------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        4,199          2,688           580            25             849           2,643
Payable for units
  withdrawn..................           --         16,985            --            --             933              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Total liabilities.....        4,199         19,673           580            25           1,782           2,643
                               -----------     ----------     ---------       -------       ---------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   32,609,436     21,860,307     3,586,545       201,599       7,505,608      20,634,905
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      118,876         20,899       332,457            --              --              --
   Genworth Life and
     Annuity (note 4d).......           --             --            --            --              --              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Net assets............  $32,728,312     21,881,206     3,919,002       201,599       7,505,608      20,634,905
                               ===========     ==========     =========       =======       =========      ==========
Investments in
  securities, at cost........  $33,299,493     18,260,566     3,576,716       250,271       6,663,121      21,025,997
                               ===========     ==========     =========       =======       =========      ==========
Shares outstanding...........    1,619,187      1,064,183       191,313        13,886         441,611       1,333,934
                               ===========     ==========     =========       =======       =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                         GE Investments Funds, Inc.
                              -------------------------------------------------
                                          International   Mid-Cap     Money
                                Income       Equity       Equity      Market
                                 Fund         Fund         Fund        Fund
                              ----------- ------------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $85,814,753  69,063,760   174,800,359 307,156,952
Dividend receivable..........          --          --            --   1,105,183
Receivable from
  affiliate (note 4b)........          69          --            --          59
Receivable for units sold....          --      18,389            --          --
                              -----------  ----------   ----------- -----------
       Total assets..........  85,814,822  69,082,149   174,800,359 308,262,194
                              -----------  ----------   ----------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      10,650       5,499        22,696      39,438
Payable for units
  withdrawn..................      28,004          --       468,437   1,285,620
                              -----------  ----------   ----------- -----------
       Total liabilities.....      38,654       5,499       491,133   1,325,058
                              -----------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  85,747,241  46,012,048   173,644,502 306,931,340
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      28,927          --       664,724       5,796
   Genworth Life and
     Annuity (note 4d).......          --  23,064,602            --          --
                              -----------  ----------   ----------- -----------
       Net assets............ $85,776,168  69,076,650   174,309,226 306,937,136
                              ===========  ==========   =========== ===========
Investments in
  securities, at cost........ $92,148,329  62,575,363   178,417,928 307,156,951
                              ===========  ==========   =========== ===========
Shares outstanding...........   7,462,152   4,707,823    10,104,067 307,156,952
                              ===========  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------
                                                                                    Total
                                 Premier    Real Estate S&P 500(R)   Small-Cap      Return
                              Growth Equity Securities    Index       Equity       Fund --
                                  Fund         Fund        Fund        Fund     Class 1 Shares
                              ------------- ----------- ----------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $77,450,209   87,045,843 377,279,970  94,422,669 1,480,098,741
Dividend receivable..........           --           --          --          --            --
Receivable from
  affiliate (note 4b)........           18           27         144          18           188
Receivable for units sold....           --           --          --          --       101,920
                               -----------  ----------- ----------- ----------- -------------
       Total assets..........   77,450,227   87,045,870 377,280,114  94,422,687 1,480,200,849
                               -----------  ----------- ----------- ----------- -------------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        9,806       10,560      47,697      12,186       211,835
Payable for units
  withdrawn..................       80,006       97,920     133,311     127,824            --
                               -----------  ----------- ----------- ----------- -------------
       Total liabilities.....       89,812      108,480     181,008     140,010       211,835
                               -----------  ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   77,261,477   86,906,243 376,153,462  94,282,677 1,479,670,629
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       98,938       31,147     945,644          --       318,385
   Genworth Life and
     Annuity (note 4d).......           --           --          --          --            --
                               -----------  ----------- ----------- ----------- -------------
       Net assets............  $77,360,415   86,937,390 377,099,106  94,282,677 1,479,989,014
                               ===========  =========== =========== =========== =============
Investments in
  securities, at cost........  $69,507,019  131,483,066 318,337,458 105,966,334 1,328,400,551
                               ===========  =========== =========== =========== =============
Shares outstanding...........      981,003    8,015,271  14,226,243   7,758,642    79,532,442
                               ===========  =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------  ----------------------
                                                                      Goldman     Goldman
                                                                       Sachs       Sachs
                               Total Return                 Value    Growth and   Mid Cap
                                 Fund --      U.S. Equity   Equity     Income      Value
                              Class 3 Shares     Fund        Fund       Fund       Fund
                              --------------  ----------- ---------- ---------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $1,022,106,791  70,298,735  34,507,351 33,632,549 147,403,941
Dividend receivable..........             --          --          --         --          --
Receivable from
  affiliate (note 4b)........             --          61          11         --          --
Receivable for units sold....      1,338,033          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Total assets..........  1,023,444,824  70,298,796  34,507,362 33,632,549 147,403,941
                              --------------  ----------  ---------- ---------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        180,250       8,925       4,458      4,153      18,163
Payable for units
  withdrawn..................             --     187,747      23,571     57,203     116,227
                              --------------  ----------  ---------- ---------- -----------
       Total liabilities.....        180,250     196,672      28,029     61,356     134,390
                              --------------  ----------  ---------- ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    977,445,344  70,096,545  34,479,333 33,571,193 147,166,933
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     45,819,230       5,579          --         --     102,618
   Genworth Life and
     Annuity (note 4d).......             --          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Net assets............ $1,023,264,574  70,102,124  34,479,333 33,571,193 147,269,551
                              ==============  ==========  ========== ========== ===========
Investments in
  securities, at cost........ $1,014,538,343  65,002,960  32,140,446 33,644,332 156,198,010
                              ==============  ==========  ========== ========== ===========
Shares outstanding...........     54,981,538   1,930,753   3,396,393  2,684,162  10,513,833
                              ==============  ==========  ========== ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets:
Investments at fair
  market value (note 2b):     $327,066     125,540     207,521   26,928     10,253
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --          --           2       --         --
Receivable for units sold....       --          --          11       --         --
                              --------     -------     -------   ------     ------
       Total assets..........  327,066     125,540     207,534   26,928     10,253
                              --------     -------     -------   ------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       42          20          29        3          1
Payable for units
  withdrawn..................      155           1          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....      197          21          29        3          1
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  326,869     125,519     207,505   26,925     10,252
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $326,869     125,519     207,505   26,925     10,252
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $344,353     102,137     200,954   29,267      9,843
                              ========     =======     =======   ======     ======
Shares outstanding...........   29,255       7,871       6,766    1,677        649
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $195,173,435  158,302,505     18,045      26,344,336    114,660,704
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           17           --          1               8             --
Receivable for units sold....           --        1,906         --          21,176         12,777
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  195,173,452  158,304,411     18,046      26,365,520    114,673,481
                              ------------  -----------     ------      ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       23,202       22,422          1           3,134         14,049
Payable for units
  withdrawn..................      176,638           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      199,840       22,422          1           3,134         14,049
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  194,897,847  157,488,499     18,045      26,362,386    114,400,325
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       75,765      793,490         --              --        259,107
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
       Net assets............ $194,973,612  158,281,989     18,045      26,362,386    114,659,432
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $156,489,789  132,946,507     14,970      27,514,334     72,417,918
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    6,494,956    5,093,388        700       2,298,808      2,784,378
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $74,835,120   11,377,353   11,342,043   170,498,146   32,021,641
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          20           --            9            24            4
Receivable for units sold....      99,292           --           --       252,505           --
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  74,934,432   11,377,353   11,342,052   170,750,675   32,021,645
                              -----------   ----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      11,106        1,419        1,403        20,352        4,060
Payable for units
  withdrawn..................          --       14,094       11,542            --        3,331
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....      11,106       15,513       12,945        20,352        7,391
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  73,351,474   11,361,840   11,327,110   170,614,996   32,014,254
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,571,852           --        1,997       115,327           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $74,923,326   11,361,840   11,329,107   170,730,323   32,014,254
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $58,853,342    8,843,619    9,018,381    98,525,230   11,887,556
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,834,194      994,524    2,189,584     2,610,598      496,383
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets:
Investments at fair
  market value (note 2b):.... $120,861,190   11,801,319   102,918,703   12,597,550   140,609,270   14,871,125
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            20           --            --            2
Receivable for units sold....           --           --       237,423           --            --        3,749
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  120,861,190   11,801,319   103,156,146   12,597,550   140,609,270   14,874,876
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       14,319        1,528        12,269        1,654        16,442        1,913
Payable for units
  withdrawn..................      112,557        6,854            --       17,439       481,904           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....      126,876        8,382        12,269       19,093       498,346        1,913
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  120,701,074   11,792,937   103,074,913   12,578,457   140,035,812   14,872,963
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       33,240           --        68,964           --        75,112           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $120,734,314   11,792,937   103,143,877   12,578,457   140,110,924   14,872,963
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $ 99,871,608    9,112,051    78,359,283    8,505,256   123,760,099   12,003,514
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    4,574,610      452,678     2,576,833      323,429     3,979,883      424,525
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $2,297,037    729,618     15,597      563,685    2,128,954    909,042     737,561
Dividend receivable..........         --         --         --           --           --         --          --
Receivable from
  affiliate (note 4b)........         --          1         --           --            1         --          --
Receivable for units sold....     24,053     13,312         --        9,876       24,071     16,104      12,876
                              ----------    -------     ------      -------    ---------    -------     -------
       Total assets..........  2,321,090    742,931     15,597      573,561    2,153,026    925,146     750,437
                              ----------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        333        117          2           90          313        147         118
Payable for units
  withdrawn..................         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....        333        117          2           90          313        147         118
                              ----------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  2,078,609    687,576     15,595      531,960    1,910,678    855,820     694,972
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    242,148     55,238         --       41,511      242,035     69,179      55,347
   Genworth Life and
     Annuity (note 4d).......         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Net assets............ $2,320,757    742,814     15,595      573,471    2,152,713    924,999     750,319
                              ==========    =======     ======      =======    =========    =======     =======
Investments in
  securities, at cost........ $2,248,198    717,080     15,517      557,863    2,070,961    866,432     736,410
                              ==========    =======     ======      =======    =========    =======     =======
Shares outstanding...........    201,318     39,783        754       43,798      186,750     55,531      41,389
                              ==========    =======     ======      =======    =========    =======     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                Legg Mason
                                                                                                 Partners
                                                                                                 Variable
                                         Legg Mason Partners Variable Equity Trust             Income Trust
                              ---------------------------------------------------------------- ------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason                Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason    Partners
                                Variable     Variable     Variable     Variable     Partners     Variable
                               Aggressive  Capital and  Capital and  Fundamental    Variable    Strategic
                                 Growth       Income       Income       Value      Investors       Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                Class II     Class I      Class II     Class I      Class I      Class I
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets:
Investments at fair
  market value (note 2b):.... $11,016,249   10,710,703   13,404,608   15,768,787   30,125,364   27,994,338
Dividend receivable..........          --           --           --           --           --           --
Receivable from
  affiliate (note 4b)........           3            2            1           --            6           --
Receivable for units sold....       3,094        1,814           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total assets..........  11,019,346   10,712,519   13,404,609   15,768,787   30,125,370   27,994,338
                              -----------   ----------   ----------   ----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,502        1,330        2,273        2,103        3,636        3,417
Payable for units
  withdrawn..................          --           --       50,669       23,278       43,595       43,511
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total liabilities.....       1,502        1,330       52,943       25,381       47,231       46,928
                              -----------   ----------   ----------   ----------   ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,017,844   10,711,189   12,856,227   15,743,406   30,036,059   27,947,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      495,440           --       42,080           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Net assets............ $11,017,844   10,711,189   13,351,667   15,743,406   30,078,139   27,947,410
                              ===========   ==========   ==========   ==========   ==========   ==========
Investments in
  securities, at cost........ $ 9,954,740   12,429,790   15,564,343   17,244,783   24,282,328   30,165,687
                              ===========   ==========   ==========   ==========   ==========   ==========
Shares outstanding...........     676,258      863,070    1,079,276      727,007    1,823,569    2,819,168
                              ===========   ==========   ==========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series --      Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets:
Investments at fair
  market value (note 2b):....   $23,656,145       19,414,573     29,384,450       77,558       76,360,637     68,808,772
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               26              5           --               --             --
Receivable for units sold....         8,511           19,969          3,136           --           15,448         16,953
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    23,664,656       19,434,568     29,387,591       77,558       76,376,085     68,825,725
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         3,067            2,490          3,755           10           12,648          8,854
Payable for units
  withdrawn..................            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....         3,067            2,490          3,755           10           12,648          8,854
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    23,655,966       19,432,078     29,380,237       77,548       74,539,197     68,816,871
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,623               --          3,599           --        1,824,240             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $23,661,589       19,432,078     29,383,836       77,548       76,363,437     68,816,871
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $18,480,437       13,878,806     26,036,277       77,159       74,687,509     49,868,170
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,044,611          830,037      1,801,622        7,458        3,561,597      2,017,261
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Old Mutual Insurance
                                   Series Fund                      Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $6,181,234 8,336,868  50,987,123    51,844,909    98,221,949    16,723,585   51,800,624
Dividend receivable..........         --        --          --            --            --            --           --
Receivable from
  affiliate (note 4b)........          4         7          12            --            51            --           --
Receivable for units sold....         --        --          --            --       174,918       129,021           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total assets..........  6,181,238 8,336,875  50,987,135    51,844,909    98,396,918    16,852,606   51,800,624
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        712       959       5,897         8,443        11,479         2,142        6,165
Payable for units
  withdrawn..................        183    17,589       5,264         1,438            --            --       70,915
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total liabilities.....        895    18,548      11,161         9,881        11,479         2,142       77,080
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  6,180,343 8,318,327  50,975,974    51,180,967    98,328,138    16,802,557   51,704,232
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --        --          --       654,061        57,301        47,907       19,312
   Genworth Life and
     Annuity (note 4d).......         --        --          --            --            --            --           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Net assets............ $6,180,343 8,318,327  50,975,974    51,835,028    98,385,439    16,850,464   51,723,544
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Investments in
  securities, at cost........ $4,459,900 6,231,239  49,224,683    52,544,721    75,131,152    14,025,939   51,803,578
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Shares outstanding...........    400,858   355,820   3,107,076     3,184,577     2,081,856       357,494    4,683,601
                              ========== =========  ==========    ==========    ==========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer     MidCap
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap      Fund/VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $120,825,122  43,517,483    55,706,517     62,487,026   59,985,282    5,141,673
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            16          16            --             --           14            1
Receivable for units sold....       140,231          --           586        139,723           --        3,171
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   120,965,369  43,517,499    55,707,103     62,626,749   59,985,296    5,144,845
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        15,481       5,026         7,160          9,003        6,789          654
Payable for units
  withdrawn..................            --     129,426            --             --       44,789           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        15,481     134,452         7,160          9,003       51,578          654
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   120,945,664  43,346,225    55,587,875     61,657,489   59,875,498    5,144,191
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         4,224      36,822       112,068        960,257       58,220           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $120,949,888  43,383,047    55,699,943     62,617,746   59,933,718    5,144,191
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 99,044,273  46,135,674    44,807,600     61,502,272   51,184,212    4,393,304
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,331,269   5,473,897     2,194,898      3,465,725    1,109,400       96,612
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):.... $15,143,984    8,330,614      84,876,306     81,175,633     190,455,585    298,612,096
Dividend receivable..........          --       23,233         544,705        286,255         704,294      1,162,167
Receivable from
  affiliate (note 4b)........           1            2              --             17              36            123
Receivable for units sold....       7,199           --              --         34,823         441,482             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total assets..........  15,151,184    8,353,849      85,421,011     81,496,728     191,601,397    299,774,386
                              -----------    ---------      ----------     ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,972        1,073          11,075         11,591          31,968         39,759
Payable for units
  withdrawn..................          --        5,998           1,579             --              --        207,448
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total liabilities.....       1,972        7,071          12,654         11,591          31,968        247,207
                              -----------    ---------      ----------     ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  15,149,212    8,346,778      85,356,460     80,227,241     183,822,929    298,224,519
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --          51,897      1,257,896       7,746,500      1,302,660
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Net assets............ $15,149,212    8,346,778      85,408,357     81,485,137     191,569,429    299,527,179
                              ===========    =========      ==========     ==========     ===========    ===========
Investments in
  securities, at cost........ $15,434,230    8,334,751      85,482,251     79,363,312     187,223,070    291,887,091
                              ===========    =========      ==========     ==========     ===========    ===========
Shares outstanding...........   1,289,948      823,183      10,543,641      7,420,076      18,490,833     28,466,358
                              ===========    =========      ==========     ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   The Prudential Series Fund
                              ---------------------------------------------------------------------
                                                                                      SP Prudential
                                Jennison                  Natural    SP International U.S. Emerging
                              20/20 Focus    Jennison    Resources        Growth         Growth
                              Portfolio -- Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                Class II     Class II     Class II       Class II       Class II
                              ------------ ------------ ------------ ---------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $43,036,419   3,469,959    42,892,596      160,436         22,413
Dividend receivable..........          --          --            --           --             --
Receivable from
  affiliate (note 4b)........           5           1            --           --             --
Receivable for units sold....     160,044         231        20,317           --             --
                              -----------   ---------    ----------      -------         ------
       Total assets..........  43,196,468   3,470,191    42,912,913      160,436         22,413
                              -----------   ---------    ----------      -------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       6,663         482         5,802           21              3
Payable for units
  withdrawn..................          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Total liabilities.....       6,663         482         5,802           21              3
                              -----------   ---------    ----------      -------         ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  41,942,562   3,469,709    42,592,121      160,415         22,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,247,243          --       314,990           --             --
   Genworth Life and
     Annuity (note 4d).......          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Net assets............ $43,189,805   3,469,709    42,907,111      160,415         22,410
                              ===========   =========    ==========      =======         ======
Investments in
  securities, at cost........ $43,840,197   2,948,295    40,944,660      136,531         19,045
                              ===========   =========    ==========      =======         ======
Shares outstanding...........   2,727,276     149,761       767,035       19,191          2,743
                              ===========   =========    ==========      =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Rydex Variable The Universal Institutional         Van Kampen Life
                                  Trust              Funds, Inc.                Investment Trust         XTF Advisors Trust
                              -------------- --------------------------- ------------------------------- ------------------
                                                       Equity                               Strategic
                                                     and Income             Comstock         Growth            ETF 60
                                                    Portfolio --          Portfolio --    Portfolio --      Portfolio --
                                 OTC Fund          Class II Shares       Class II Shares Class II Shares  Class II Shares
                              -------------- --------------------------- --------------- --------------- ------------------
Assets:
Investments at fair
  market value (note 2b):....   $9,436,576            7,078,371            131,190,985     11,431,215        8,309,151
Dividend receivable..........           --                   --                     --             --               --
Receivable from
  affiliate (note 4b)........           --                   --                     --             --               --
Receivable for units sold....           --                8,416                290,246          1,805           31,291
                                ----------            ---------            -----------     ----------        ---------
       Total assets..........    9,436,576            7,086,787            131,481,231     11,433,020        8,340,442
                                ----------            ---------            -----------     ----------        ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        1,218                1,310                 18,484          1,451            1,553
Payable for units
  withdrawn..................        1,494                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Total liabilities.....        2,712                1,310                 18,484          1,451            1,553
                                ----------            ---------            -----------     ----------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    9,433,864            6,909,446            129,942,285     11,431,569        7,562,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --              176,031              1,520,462             --          776,315
   Genworth Life and
     Annuity (note 4d).......           --                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Net assets............   $9,433,864            7,085,477            131,462,747     11,431,569        8,338,889
                                ==========            =========            ===========     ==========        =========
Investments in
  securities, at cost........   $7,646,746            7,166,051            129,248,411      8,657,422        8,405,183
                                ==========            =========            ===========     ==========        =========
Shares outstanding...........      520,782              480,215              9,506,593        343,383          833,415
                                ==========            =========            ===========     ==========        =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                                                      ---------------------------------------------------------------
                                                                          AIM V.I.        AIM V.I.
                                                                           Capital         Capital        AIM V.I.
                                                       AIM V.I. Basic   Appreciation     Development     Core Equity
                                      Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                          Total       Series II shares Series I shares Series I shares Series I shares
                                    ----------------- ---------------- --------------- --------------- ---------------
                                       Year ended
                                    December 31, 2007                   Year ended December 31, 2007
                                    ----------------- ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 307,425,596         103,630              --           624           287,770
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     178,479,755         457,874         440,135           154           443,035
                                      -------------      ----------       ---------         -----         ---------
Net investment income (expense)....     128,945,841        (354,244)       (440,135)          470          (155,265)
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     476,304,282       1,670,923       1,687,199         1,187         1,041,150
   Change in unrealized
     appreciation (depreciation)...    (217,200,967)     (2,731,702)      1,526,229          (820)          973,988
   Capital gain distributions......     468,080,872       1,473,180              --         1,075                --
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments............     727,184,187         412,401       3,213,428         1,442         2,015,138
                                      -------------      ----------       ---------         -----         ---------
Increase (decrease) in net assets
  from operations..................   $ 856,130,028          58,157       2,773,293         1,912         1,859,873
                                      =============      ==========       =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                AIM Variable Insurance Funds (continued)
                                    ----------------------------------------------------------------
                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                        AIM V.I.       Government     International      Large Cap
                                      Global Real      Securities         Growth          Growth
                                     Estate Fund --      Fund --         Fund --          Fund --
                                    Series II shares Series I shares Series II shares Series I shares
                                    ---------------- --------------- ---------------- ---------------
                                                      Year ended December 31, 2007
                                    ----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $ 18,338           823            326,406             10
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        2,126           120          1,195,877            440
                                        --------          ----          ---------          -----
Net investment income (expense)....       16,212           703           (869,471)          (430)
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........         (691)         (343)         4,677,982            327
   Change in unrealized
     appreciation (depreciation)...      (53,945)          217          2,946,219          4,046
   Capital gain distributions......       31,204            --                 --             --
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments............      (23,432)         (126)         7,624,201          4,373
                                        --------          ----          ---------          -----
Increase (decrease) in net assets
  from operations..................     $ (7,220)          577          6,754,730          3,943
                                        ========          ====          =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AIM Variable                       Alger
                                      Insurance Funds (continued)           American Fund
                                    ------------------------------  ----------------------------
                                                                        Alger      Alger American
                                       AIM V.I.        AIM V.I.        American        Small
                                      Technology       Utilities        Growth     Capitalization
                                        Fund --         Fund --      Portfolio --   Portfolio --
                                    Series I shares Series I shares Class O Shares Class O Shares
                                    --------------- --------------- -------------- --------------
                                     Year ended December 31, 2007   Year ended December 31, 2007
                                    ------------------------------  ----------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $ --              88            285,706             --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        84              33          1,200,000      1,047,934
                                         ----             ---         ----------     ----------
Net investment income (expense)....       (84)             55           (914,294)    (1,047,934)
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        17             554          2,797,065      9,182,649
   Change in unrealized
     appreciation (depreciation)...       795             (70)        11,837,601      2,367,531
   Capital gain distributions......        --             154                 --             --
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments............       812             638         14,634,666     11,550,180
                                         ----             ---         ----------     ----------
Increase (decrease) in net assets
  from operations..................      $728             693         13,720,372     10,502,246
                                         ====             ===         ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               AllianceBernstein Variable Products Series Fund, Inc.
                                    ------------------------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                     Balanced Wealth        Global          Growth and       International       Large Cap
                                         Strategy         Technology          Income             Value            Growth
                                       Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                         Class B            Class B           Class B           Class B           Class B
                                    ------------------ ----------------- ----------------- ----------------- -----------------
                                       Period from
                                    August 27, 2007 to
                                    December 31, 2007                                Year ended December 31, 2007
                                    ------------------ -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $     --                --           2,615,217        3,478,427                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        23,113            89,790           2,655,733        2,497,275           480,770
                                         --------           -------         -----------       ----------         ---------
Net investment income (expense)....       (23,113)          (89,790)            (40,516)         981,152          (480,770)
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (2,604)          419,640          11,334,152        6,362,171         1,572,046
   Change in unrealized
     appreciation (depreciation)...       (68,480)          353,030         (13,350,563)      (7,494,177)        2,313,694
   Capital gain distributions......            --                --           7,975,486        3,022,073                --
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments............       (71,084)          772,670           5,959,075        1,890,067         3,885,740
                                         --------           -------         -----------       ----------         ---------
Increase (decrease) in net assets
  from operations..................      $(94,197)          682,880           5,918,559        2,871,219         3,404,970
                                         ========           =======         ===========       ==========         =========

                                    -----------------
                                    AllianceBernstein
                                        Small Cap
                                         Growth
                                      Portfolio --
                                         Class B
                                    -----------------



                                    -----------------
Investment income and expense:
   Income -- Ordinary dividends....           --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      130,304
                                        --------
Net investment income (expense)....     (130,304)
                                        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      911,004
   Change in unrealized
     appreciation (depreciation)...      (53,744)
   Capital gain distributions......           --
                                        --------
Net realized and unrealized gain
  (loss) on investments............      857,260
                                        --------
Increase (decrease) in net assets
  from operations..................      726,956
                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                   American Century Variable
                                      American Century Variable Portfolios, Inc.      Portfolios II, Inc.
                                    ---------------------------------------------  -------------------------
                                    VP Income &      VP                                  VP Inflation
                                      Growth    International VP Ultra(R) VP Value        Protection
                                      Fund --      Fund --      Fund --   Fund --           Fund --
                                      Class I      Class I      Class I   Class I          Class II
                                    ----------- ------------- ----------- -------- -------------------------
                                                                                          Year ended
                                             Year ended December 31, 2007              December 31, 2007
                                    ---------------------------------------------  -------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 2,540       15,397          --     26,024           191,096
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     2,482       48,885       1,158      5,873            71,237
                                      -------      -------      ------    -------           -------
Net investment income (expense)....        58      (33,488)     (1,158)    20,151           119,859
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     2,692      151,977       1,484    (10,986)          (12,921)
   Change in unrealized
     appreciation (depreciation)...    (4,601)     253,981      10,646    (36,231)          174,616
   Capital gain distributions......        --           --          --     11,395                --
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments............    (1,909)     405,958      12,130    (35,822)          161,695
                                      -------      -------      ------    -------           -------
Increase (decrease) in net assets
  from operations..................   $(1,851)     372,470      10,972    (15,671)          281,554
                                      =======      =======      ======    =======           =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 BlackRock Variable Series Funds, Inc.
                                    --------------------------------------------------------------
                                                        BlackRock     BlackRock      BlackRock
                                       BlackRock         Global       Large Cap        Value
                                    Basic Value V.I. Allocation V.I. Growth V.I. Opportunities V.I.
                                        Fund --          Fund --       Fund --        Fund --
                                       Class III        Class III     Class III      Class III
                                    ---------------- --------------- ----------- ------------------
                                                     Year ended December 31, 2007
                                    --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   359,143       8,623,117        1,833          406,163
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       245,449       3,024,386       47,802          123,793
                                      -----------      ----------      -------       ----------
Net investment income (expense)....       113,694       5,598,731      (45,969)         282,370
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (4,400)      4,022,789      203,496       (1,632,842)
   Change in unrealized
     appreciation (depreciation)...    (2,288,690)     (2,929,979)      30,898           58,613
   Capital gain distributions......     1,944,019      12,116,498           --        1,084,958
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments............      (349,071)     13,209,308      234,394         (489,271)
                                      -----------      ----------      -------       ----------
Increase (decrease) in net assets
  from operations..................   $  (235,377)     18,808,039      188,425         (206,901)
                                      ===========      ==========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Columbia Funds
                                     Variable Insurance Trust I                    Dreyfus
                                    ----------------------------- -----------------------------------------
                                                      Columbia       Dreyfus
                                       Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                                       Marsico     International  Portfolios --    Variable      Socially
                                        Growth     Opportunities      MidCap      Investment   Responsible
                                    Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                                      Series --      Series --     Portfolio --  Money Market    Inc. --
                                       Class A        Class B     Initial Shares  Portfolio   Initial Shares
                                    -------------- -------------- -------------- ------------ --------------
                                    Year ended December 31, 2007         Year ended December 31, 2007
                                    ----------------------------- -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   45,440      2,255,068        4,011        28,985        28,726
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      960,048      2,055,413        2,414        11,786        81,686
                                      ----------     ----------      -------        ------       -------
Net investment income (expense)....     (914,608)       199,655        1,597        17,199       (52,960)
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    3,209,101     10,175,550       (1,473)          (94)       45,108
   Change in unrealized
     appreciation (depreciation)...    6,365,696      6,491,483      (15,191)           88       326,878
   Capital gain distributions......           --      2,623,749       15,542            --            --
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments............    9,574,797     19,290,782       (1,122)           (6)      371,986
                                      ----------     ----------      -------        ------       -------
Increase (decrease) in net assets
  from operations..................   $8,660,189     19,490,437          475        17,193       319,026
                                      ==========     ==========      =======        ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                       Eaton Vance
                                               DWS Variable Series II                Variable Trust
                                    -------------------------------------------  ----------------------
                                                                                                  VT
                                      DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                                     High Return   Small Mid Cap    Technology   Floating-Rate  Health
                                    Equity VIP --   Value VIP --      VIP --        Income     Sciences
                                    Class B Shares Class B Shares Class B Shares     Fund        Fund
                                    -------------- -------------- -------------- ------------- ---------
                                                                                       Year ended
                                            Year ended December 31, 2007            December 31, 2007
                                    -------------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 1,403          3,118            --        3,307,041         --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      2,301          1,250           165          858,913    169,943
                                       -------         ------         -----       ----------   --------
Net investment income (expense)....       (898)         1,868          (165)       2,448,128   (169,943)
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        317             34            84         (623,623)   485,605
   Change in unrealized
     appreciation (depreciation)...     (5,445)        (9,759)        1,365       (1,807,299)   103,180
   Capital gain distributions......      1,113          7,944            --               --     93,857
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments............     (4,015)        (1,781)        1,449       (2,430,922)   682,642
                                       -------         ------         -----       ----------   --------
Increase (decrease) in net assets
  from operations..................    $(4,913)            87         1,284           17,206    512,699
                                       =======         ======         =====       ==========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Evergreen
                                    Variable Annuity
                                          Trust                      Federated Insurance Series
                                    ----------------- --------------------------------------------------------
                                                                            Federated   Federated
                                                      Federated                High        High
                                                       American               Income      Income    Federated
                                      Evergreen VA     Leaders    Federated    Bond        Bond      Kaufmann
                                          Omega       Fund II --   Capital  Fund II --  Fund II --  Fund II --
                                         Fund --       Primary     Income    Primary     Service     Service
                                         Class 2        Shares     Fund II    Shares      Shares      Shares
                                    ----------------- ----------  --------- ----------  ----------  ----------
                                       Year ended
                                    December 31, 2007               Year ended December 31, 2007
                                    ----------------- --------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $  2,613       1,090,040   898,975   3,273,064   3,000,662    936,063
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       16,513         568,292   244,526     585,604     624,205    830,871
                                        --------      ----------  --------  ----------  ----------  ---------
Net investment income (expense)....      (13,900)        521,748   654,449   2,687,460   2,376,457    105,192
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       90,099         308,651    22,051    (150,365)   (100,533) 3,901,205
   Change in unrealized
     appreciation (depreciation)...       36,824      (8,820,304) (220,659) (1,671,322) (1,591,873) 3,264,623
   Capital gain distributions......           --       3,991,606        --          --          --  1,885,860
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments............      126,923      (4,520,047) (198,608) (1,821,687) (1,692,406) 9,051,688
                                        --------      ----------  --------  ----------  ----------  ---------
Increase (decrease) in net assets
  from operations..................     $113,023      (3,998,299)  455,841     865,773     684,051  9,156,880
                                        ========      ==========  ========  ==========  ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund
                                    --------------------------------------------------------------------------
                                      VIP Asset      VIP Asset                         VIP            VIP
                                     Manager/SM/    Manager/SM/    VIP Balanced   Contrafund(R)  Contrafund(R)
                                    Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                                    Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                                    ------------- --------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 7,344,035     1,517,753       1,693,305      17,325,129     14,075,960
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    1,507,614       497,816         788,916       5,068,516      3,941,945
                                     -----------     ---------       ---------     -----------    -----------
Net investment income (expense)....    5,836,421     1,019,937         904,389      12,256,613     10,134,015
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,070,928       542,112         360,723      30,284,712     13,220,268
   Change in unrealized
     appreciation (depreciation)...    4,520,804       896,664         (40,812)    (56,168,795)   (41,968,061)
   Capital gain distributions......    3,502,659       758,884         289,364      65,112,802     54,068,285
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments............   10,094,391     2,197,660         609,275      39,228,719     25,320,492
                                     -----------     ---------       ---------     -----------    -----------
Increase (decrease) in net assets
  from operations..................  $15,930,812     3,217,597       1,513,664      51,485,332     35,454,507
                                     ===========     =========       =========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund (continued)
                                    ---------------------------------------------------------------------------
                                          VIP                                          VIP            VIP
                                    Dynamic Capital      VIP            VIP         Growth &       Growth &
                                     Appreciation   Equity-Income  Equity-Income     Income         Income
                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                    --------------- ------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    ---------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 245,710       6,905,967      3,899,881     3,129,262      1,356,815
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................       73,533       4,587,052      2,669,451       971,220        499,624
                                       ---------     -----------    -----------     ---------      ---------
Net investment income (expense)....      172,177       2,318,915      1,230,430     2,158,042        857,191
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      253,989      18,068,887      7,736,911     3,547,464      1,773,109
   Change in unrealized
     appreciation (depreciation)...     (446,778)    (38,599,227)   (23,209,520)      123,427         62,175
   Capital gain distributions......      277,001      21,346,723     13,390,721       937,721        440,583
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments............       84,212         816,383     (2,081,888)    4,608,612      2,275,867
                                       ---------     -----------    -----------     ---------      ---------
Increase (decrease) in net assets
  from operations..................    $ 256,389       3,135,298       (851,458)    6,766,654      3,133,058
                                       =========     ===========    ===========     =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Fidelity(R) Variable Insurance Products Fund (continued)
                                    ------------------------------------------------------------------------------
                                         VIP
                                       Growth          VIP            VIP              VIP               VIP
                                    Opportunities    Growth         Growth      Investment Grade       Mid Cap
                                    Portfolio --  Portfolio --   Portfolio --   Bond Portfolio --   Portfolio --
                                    Initial Class Initial Class Service Class 2  Service Class 2    Initial Class
                                    ------------- ------------- --------------- ----------------- -----------------
                                                                                   Period from
                                                                                 May 1, 2007 to      Year ended
                                           Year ended December 31, 2007         December 31, 2007 December 31, 2007
                                    ------------------------------------------  ----------------- -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $       --     1,437,251        244,510          16,431              719
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     302,631     2,143,557        837,602         191,767              274
                                     ----------    ----------     ----------        --------           ------
Net investment income (expense)....    (302,631)     (706,306)      (593,092)       (175,336)             445
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,392,403     6,811,401      5,126,325         102,805            4,996
   Change in unrealized
     appreciation (depreciation)...   2,889,257    28,498,992      6,427,308         599,163           (3,719)
   Capital gain distributions......          --            --             --              --            3,121
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments............   4,281,660    35,310,393     11,553,633         701,968            4,398
                                     ----------    ----------     ----------        --------           ------
Increase (decrease) in net assets
  from operations..................  $3,979,029    34,604,087     10,960,541         526,632            4,843
                                     ==========    ==========     ==========        ========           ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance              Franklin Templeton Variable Insurance
                                              Products Fund (continued)                           Products Trust
                                    --------------------------------------------  ----------------------------------------------
                                                                                                                    Franklin
                                                                                                                    Templeton
                                                                                                    Franklin           VIP
                                                                        VIP          Franklin      Large Cap        Founding
                                          VIP            VIP           Value          Income         Growth           Funds
                                        Mid Cap       Overseas      Strategies      Securities     Securities      Allocation
                                     Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --          Fund --
                                    Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares  Class 2 Shares
                                    --------------- ------------- --------------- -------------- -------------- -----------------
                                                                                                                   Period from
                                                                                           Year ended             August 27 to
                                            Year ended December 31, 2007                December 31, 2007       December 31, 2007
                                    --------------------------------------------  ----------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 1,531,445     2,869,909       541,344       22,015,129       13,063                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     3,892,965     1,227,217       119,928       12,619,792       23,838           280,205
                                      -----------    ----------      --------      -----------      -------        ----------
Net investment income (expense)....    (2,361,520)    1,642,692       421,416        9,395,337      (10,775)         (280,205)
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    14,488,476     9,502,617      (188,035)       6,541,715       97,318           (55,142)
   Change in unrealized
     appreciation (depreciation)...    (3,132,195)   (4,382,396)     (605,563)     (16,799,363)     (36,156)         (794,167)
   Capital gain distributions......    23,107,638     6,075,122       216,742        2,600,266       12,862                --
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments............    34,463,919    11,195,343      (576,856)      (7,657,382)      74,024          (849,309)
                                      -----------    ----------      --------      -----------      -------        ----------
Increase (decrease) in net assets
  from operations..................   $32,102,399    12,838,035      (155,440)       1,737,955       63,249        (1,129,514)
                                      ===========    ==========      ========      ===========      =======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                    ----------------------------------------------------------------------------------------
                                                     Templeton      Templeton      Templeton      Templeton      Templeton
                                    Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                      Securities     Securities     Securities     Allocation     Securities     Securities
                                       Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                                    Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                                    -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Year ended December 31, 2007
                                    ----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,007,873       534,455        63,700         36,118        221,099         258,801
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      652,931       329,501        56,310          2,884        107,472         242,850
                                     -----------     ---------       -------        -------        -------        --------
Net investment income (expense)....      354,942       204,954         7,390         33,234        113,627          15,951
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      181,636     1,515,892        77,138           (612)       334,834          44,828
   Change in unrealized
     appreciation (depreciation)...   (2,188,005)      160,873       178,169        (60,261)       270,622        (910,383)
   Capital gain distributions......    1,397,196       950,686       123,623         43,487             --         603,997
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments............     (609,173)    2,627,451       378,930        (17,386)       605,456        (261,558)
                                     -----------     ---------       -------        -------        -------        --------
Increase (decrease) in net assets
  from operations..................  $  (254,231)    2,832,405       386,320         15,848        719,083        (245,607)
                                     ===========     =========       =======        =======        =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             GE Investments Funds, Inc.
                                    ----------------------------------------------------------------------------
                                                 International   Mid-Cap      Money       Premier    Real Estate
                                       Income       Equity       Equity       Market   Growth Equity Securities
                                        Fund         Fund         Fund         Fund        Fund         Fund
                                    -----------  ------------- -----------  ---------- ------------- -----------
                                                            Year ended December 31, 2007
                                    ----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 5,934,012    1,231,556     3,591,699  13,633,657     389,109     6,714,464
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................   1,750,448      638,974     2,783,931   4,378,038   1,317,346     1,965,963
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net investment income (expense)....   4,183,564      592,582       807,768   9,255,619    (928,237)    4,748,501
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........  (1,652,090)   8,055,748     7,529,294          --   5,080,237     3,154,421
   Change in unrealized
     appreciation (depreciation)...     378,705   (3,735,941)  (12,841,302)          2  (7,221,200)  (55,671,574)
   Capital gain distributions......          --    9,229,383    23,747,556          --   6,443,680    29,045,340
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments............  (1,273,385)  13,549,190    18,435,548           2   4,302,717   (23,471,813)
                                    -----------   ----------   -----------  ----------  ----------   -----------
Increase (decrease) in net assets
  from operations.................. $ 2,910,179   14,141,772    19,243,316   9,255,621   3,374,480   (18,723,312)
                                    ===========   ==========   ===========  ==========  ==========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    --------------------------------------------------------------------------------
                                     S&P 500(R)    Small-Cap    Total Return   Total Return
                                       Index        Equity        Fund --        Fund --        U.S.         Value
                                        Fund         Fund      Class 1 Shares Class 3 Shares Equity Fund  Equity Fund
                                    ------------  -----------  -------------- -------------- -----------  -----------
                                                              Year ended December 31, 2007
                                    --------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $  6,535,165    3,088,187    34,760,724     23,882,272       740,805     677,042
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    6,152,871    1,742,191    24,855,327     14,690,872     1,217,630     566,982
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net investment income (expense)....      382,294    1,345,996     9,905,397      9,191,400      (476,825)    110,060
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   27,804,842    4,020,924    37,338,416     12,551,428     7,156,393   1,824,672
   Change in unrealized
     appreciation (depreciation)...  (18,376,150) (17,123,387)   33,476,413     (1,700,943)  (10,430,727) (3,101,750)
   Capital gain distributions......    5,510,189   13,542,253    50,848,201     34,979,595     8,888,196   4,110,527
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments............   14,938,881      439,790   121,663,030     45,830,080     5,613,862   2,833,449
                                    ------------  -----------   -----------     ----------   -----------  ----------
Increase (decrease) in net assets
  from operations.................. $ 15,321,175    1,785,786   131,568,427     55,021,480     5,137,037   2,943,509
                                    ============  ===========   ===========     ==========   ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Goldman Sachs Variable
                                         Insurance Trust            J.P. Morgan Series Trust II
                                    ---------------------------  --------------------------------
                                                     Goldman
                                      Goldman         Sachs
                                       Sachs         Mid Cap               International  Mid Cap
                                    Growth and        Value        Bond       Equity       Value
                                    Income Fund       Fund       Portfolio   Portfolio   Portfolio
                                    -----------    -----------   --------- ------------- ---------
                                    Year ended December 31, 2007   Year ended December 31, 2007
                                    ---------------------------  --------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 1,335,392      5,609,766     24,059      1,311       4,982
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     598,373      2,669,861      5,255      2,444       3,591
                                     -----------   -----------    -------     ------      ------
Net investment income (expense)....     737,019      2,939,905     18,804     (1,133)      1,391
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   3,147,694     10,418,150     (1,204)     4,543       1,623
   Change in unrealized
     appreciation (depreciation)...  (6,153,635)   (26,318,055)   (18,712)     6,012      (7,377)
   Capital gain distributions......   2,506,045     17,602,166         --         --       6,222
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    (499,896)     1,702,261    (19,916)    10,555         468
                                     -----------   -----------    -------     ------      ------
Increase (decrease) in net assets
  from operations.................. $   237,123      4,642,166     (1,112)     9,422       1,859
                                     ===========   ===========    =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     J.P. Morgan Series
                                    Trust II (continued)            Janus Aspen Series
                                    -------------------  ---------------------------------------
                                                                                     Fundamental
                                              U.S. Large   Balanced      Balanced      Equity
                                      Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                                     Company    Equity   Institutional   Service    Institutional
                                    Portfolio Portfolio     Shares        Shares       Shares
                                    --------- ---------- ------------- ------------ -------------
                                         Year ended                     Year ended
                                     December 31, 2007              December 31, 2007
                                    -------------------  ---------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $   162      114      5,290,585     3,544,972         39
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      451      161      3,175,361     2,603,422        114
                                     -------     ----     ----------    ----------      -----
Net investment income (expense)....     (289)     (47)     2,115,224       941,550        (75)
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      228      243     14,734,241     7,665,302        740
   Change in unrealized
     appreciation (depreciation)...   (3,089)    (137)     2,446,554     3,881,992        535
   Capital gain distributions......    1,308       --             --            --         86
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments............   (1,553)     106     17,180,795    11,547,294      1,361
                                     -------     ----     ----------    ----------      -----
Increase (decrease) in net assets
  from operations..................  $(1,842)      59     19,296,019    12,488,844      1,286
                                     =======     ====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series (continued)
                                    -----------------------------------------------------------------
                                                                             Global Life     Global
                                    Flexible Bond     Forty        Forty       Sciences    Technology
                                    Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                                    Institutional Institutional   Service      Service      Service
                                       Shares        Shares        Shares       Shares       Shares
                                    ------------- ------------- ------------ ------------ ------------
                                                       Year ended December 31, 2007
                                    -----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $1,317,639       362,168       104,833          --       36,008
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     425,070     1,585,020       949,763     185,658      164,627
                                     ----------    ----------    ----------   ---------    ---------
Net investment income (expense)....     892,569    (1,222,852)     (844,930)   (185,658)    (128,619)
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    (690,035)   10,538,302     8,631,195   1,321,239      953,662
   Change in unrealized
     appreciation (depreciation)...   1,303,152    23,107,183     9,049,538   1,119,746    1,086,891
   Capital gain distributions......          --            --            --          --           --
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments............     613,117    33,645,485    17,680,733   2,440,985    2,040,553
                                     ----------    ----------    ----------   ---------    ---------
Increase (decrease) in net assets
  from operations..................  $1,505,686    32,422,633    16,835,803   2,255,327    1,911,934
                                     ==========    ==========    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                    -------------------------------------------------------------------
                                    International International   Large Cap    Large Cap      Mid Cap
                                       Growth        Growth        Growth        Growth       Growth
                                    Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                                    Institutional    Service    Institutional   Service    Institutional
                                       Shares        Shares        Shares        Shares       Shares
                                    ------------- ------------- ------------- ------------ -------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,037,667      139,967       900,306       69,664       219,143
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    2,479,641      502,852     1,857,477      196,719     1,538,331
                                     -----------    ---------    ----------    ---------    ----------
Net investment income (expense)....   (1,441,974)    (362,885)     (957,171)    (127,055)   (1,319,188)
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   32,482,308    5,126,535     5,159,463      718,347     6,230,660
   Change in unrealized
     appreciation (depreciation)...    8,411,024    2,757,834    12,435,591      952,037    14,221,883
   Capital gain distributions......           --           --            --           --       563,058
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments............   40,893,332    7,884,369    17,595,054    1,670,384    21,015,601
                                     -----------    ---------    ----------    ---------    ----------
Increase (decrease) in net assets
  from operations..................  $39,451,358    7,521,484    16,637,883    1,543,329    19,696,413
                                     ===========    =========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Janus Aspen Series (continued)      JPMorgan Insurance Trust
                                    --------------------------------------  ----------------------
                                                                                          JPMorgan
                                      Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                                       Growth       Growth        Growth     Insurance      Trust
                                    Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                                      Service    Institutional   Service     Core Bond     Equity
                                       Shares       Shares        Shares    Portfolio 1  Portfolio 1
                                    ------------ ------------- ------------ -----------  -----------
                                                                                  Year ended
                                         Year ended December 31, 2007          December 31, 2007
                                    --------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....  $    8,636    1,143,474       92,438     114,403         279
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     209,338    2,240,376      266,989      43,125       5,380
                                     ----------   ----------    ---------     -------      ------
Net investment income (expense)....    (200,702)  (1,096,902)    (174,551)     71,278      (5,101)
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,956,440    6,419,064    1,761,187      (5,961)      4,206
   Change in unrealized
     appreciation (depreciation)...     556,817    7,784,641     (272,991)     32,336      12,118
   Capital gain distributions......      70,838           --           --          --         477
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments............   2,584,095   14,203,705    1,488,196      26,375      16,801
                                     ----------   ----------    ---------     -------      ------
Increase (decrease) in net assets
  from operations..................  $2,383,393   13,106,803    1,313,645      97,653      11,700
                                     ==========   ==========    =========     =======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               JPMorgan Insurance Trust (continued)
                                    ----------------------------------------------------------
                                     JPMorgan
                                     Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                                       Trust     Insurance   Insurance   Insurance   Insurance
                                    Diversified    Trust       Trust       Trust       Trust
                                      Mid Cap     Equity    Government   Intrepid    Intrepid
                                      Growth       Index       Bond       Growth      Mid Cap
                                    Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                                    ----------- ----------- ----------- ----------- -----------
                                                   Year ended December 31, 2007
                                    ----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $  369         324      115,737          9         348
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      207       4,232       41,065      6,636       5,464
                                      ------      ------      -------     ------      ------
Net investment income (expense)....      162      (3,908)      74,672     (6,627)     (5,116)
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        4       1,579       (2,268)    11,237      (1,151)
   Change in unrealized
     appreciation (depreciation)...     (282)      5,590       43,378     42,315         827
   Capital gain distributions......    2,204          --           --         --       1,199
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    1,926       7,169       41,110     53,552         875
                                      ------      ------      -------     ------      ------
Increase (decrease) in net assets
  from operations..................   $2,088       3,261      115,782     46,925      (4,241)
                                      ======      ======      =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        Legg Mason
                                                                                                     Partners Variable
                                               Legg Mason Partners Variable Equity Trust               Income Trust
                                    ---------------------------------------------------------------  -----------------
                                     Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                      Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                      Variable     Variable     Variable     Variable     Partners       Partners
                                     Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                       Growth       Income       Income       Value      Investors    Strategic Bond
                                    Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                      Class II     Class I      Class II     Class I      Class I         Class I
                                    ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                                        Year ended
                                                      Year ended December 31, 2007                   December 31, 2007
                                    ---------------------------------------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $      --       608,700      682,911      307,554      406,332      1,380,241
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    181,653       179,432      279,325      280,795      519,499        466,546
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net investment income (expense)....   (181,653)      429,268      403,586       26,759     (113,167)       913,695
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    432,599     1,844,027      643,960    2,365,422    3,088,183       (467,859)
   Change in unrealized
     appreciation (depreciation)...   (498,678)   (3,333,572)  (2,530,495)  (3,971,395)  (2,741,134)      (282,006)
   Capital gain distributions......     90,727     1,436,192    1,787,127    1,581,837      817,152             --
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments............     24,648       (53,353)     (99,408)     (24,136)   1,164,201       (749,865)
                                     ---------    ----------   ----------   ----------   ----------      ---------
Increase (decrease) in net assets
  from operations..................  $(157,005)      375,915      304,178        2,623    1,051,034        163,830
                                     =========    ==========   ==========   ==========   ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------------------------
                                         MFS(R)
                                        Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                      Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                                    Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                      Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                                    ----------------- ----------------- ----------------- ----------------- -----------------
                                                                           Year ended December 31, 2007
                                    -----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $   20,728           125,137           829,816           2,788           1,580,326
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       379,399           322,965           541,491             956           1,333,504
                                       ----------         ---------        ----------           -----          ----------
Net investment income (expense)....      (358,671)         (197,828)          288,325           1,832             246,822
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     1,118,381         1,402,116         2,358,822             118             642,087
   Change in unrealized
     appreciation (depreciation)...     1,409,290           305,943        (3,755,006)           (740)         (1,417,431)
   Capital gain distributions......            --           181,660         1,771,102              --           1,358,714
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments............     2,527,671         1,889,719           374,918            (622)            583,370
                                       ----------         ---------        ----------           -----          ----------
Increase (decrease) in net assets
  from operations..................    $2,169,000         1,691,891           663,243           1,210             830,192
                                       ==========         =========        ==========           =====          ==========

                                    ------------------

                                         MFS(R)
                                        Utilities
                                    Series -- Service
                                      Class Shares
                                    -----------------

                                    ------------------
Investment income and expense:
   Income -- Ordinary dividends....     2,192,860
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       990,978
                                       ----------
Net investment income (expense)....     1,201,882
                                       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     8,278,355
   Change in unrealized
     appreciation (depreciation)...     1,847,164
   Capital gain distributions......     2,650,863
                                       ----------
Net realized and unrealized gain
  (loss) on investments............    12,776,382
                                       ----------
Increase (decrease) in net assets
  from operations..................    13,978,264
                                       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance
                                         Series Fund        Oppenheimer Variable Account Funds
                                    ---------------------  -----------------------------------
                                                                       Oppenheimer
                                                Old Mutual              Balanced   Oppenheimer
                                    Old Mutual  Large Cap  Oppenheimer Fund/VA --    Capital
                                    Growth II     Growth    Balanced     Service   Appreciation
                                    Portfolio   Portfolio    Fund/VA     Shares      Fund/VA
                                    ----------  ---------- ----------- ----------- ------------
                                          Year ended
                                      December 31, 2007        Year ended December 31, 2007
                                    ---------------------  -----------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $    8,937     12,900   1,693,458   1,112,244      256,423
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     94,838    127,105     811,766     922,666    1,510,708
                                    ----------  ---------  ----------  ----------   ----------
Net investment income (expense)....    (85,901)  (114,205)    881,692     189,578   (1,254,285)
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    807,245    708,494   1,155,917     328,987    8,384,169
   Change in unrealized
     appreciation (depreciation)...    624,909    908,896  (5,151,604) (3,360,227)   5,783,104
   Capital gain distributions......         --         --   4,684,444   3,355,513           --
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments............  1,432,154  1,617,390     688,757     324,273   14,167,273
                                    ----------  ---------  ----------  ----------   ----------
Increase (decrease) in net assets
  from operations.................. $1,346,253  1,503,185   1,570,449     513,851   12,912,988
                                    ==========  =========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Oppenheimer Variable Account Funds (continued)
                                    -------------------------------------------------------------------
                                     Oppenheimer                Oppenheimer
                                       Capital                     Global                  Oppenheimer
                                     Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                                      Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                                    Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                                    -------------- ----------- -------------- ----------- --------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $    1,548    2,925,516     2,043,766    3,907,597       738,550
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................      260,304      793,811     2,002,306      728,546     1,320,951
                                      ----------    ---------    ----------   ----------    ----------
Net investment income (expense)....     (258,756)   2,131,705        41,460    3,179,051      (582,401)
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,261,166     (329,216)    8,314,331     (522,129)    6,841,450
   Change in unrealized
     appreciation (depreciation)...      860,710     (266,797)   (8,483,476)  (3,101,478)   (3,858,926)
   Capital gain distributions......           --           --     5,954,508           --            --
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments............    2,121,876     (596,013)    5,785,363   (3,623,607)    2,982,524
                                      ----------    ---------    ----------   ----------    ----------
Increase (decrease) in net assets
  from operations..................   $1,863,120    1,535,692     5,826,823     (444,556)    2,400,123
                                      ==========    =========    ==========   ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds     PIMCO Variable
                                                   (continued)                Insurance Trust
                                    ----------------------------------------  ---------------
                                     Oppenheimer
                                     Main Street                Oppenheimer      All Asset
                                      Small Cap    Oppenheimer     MidCap      Portfolio --
                                      Fund/VA --     MidCap      Fund/VA --       Advisor
                                    Service Shares   Fund/VA   Service Shares  Class Shares
                                    -------------- ----------- -------------- ---------------
                                                                                Year ended
                                                   Year ended                  December 31,
                                                December 31, 2007                  2007
                                    ----------------------------------------  ---------------
Investment income and expense:
   Income -- Ordinary dividends....  $   144,904           --          --         842,142
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      828,957      944,065      86,700         179,196
                                     -----------    ---------     -------        --------
Net investment income (expense)....     (684,053)    (944,065)    (86,700)        662,946
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,554,075    3,246,016     430,548          80,112
   Change in unrealized
     appreciation (depreciation)...   (4,509,261)   1,440,912     (59,150)       (184,167)
   Capital gain distributions......    1,374,213           --          --              --
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments............   (1,580,973)   4,686,928     371,398        (104,055)
                                     -----------    ---------     -------        --------
Increase (decrease) in net assets
  from operations..................  $(2,265,026)   3,742,863     284,698         558,891
                                     ===========    =========     =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------------
                                     Foreign Bond
                                      Portfolio                      Long-Term
                                     (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                                      Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                    Administrative Administrative Administrative  Administrative Administrative
                                     Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                                    -------------- -------------- --------------- -------------- --------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $313,376       7,095,555      3,236,695      3,954,228      15,707,797
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     143,757       1,622,295      1,192,166      1,645,735       5,329,297
                                       --------      ----------      ---------      ---------      ----------
Net investment income (expense)....     169,619       5,473,260      2,044,529      2,308,493      10,378,500
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     (34,735)       (206,426)      (917,698)       726,901      (2,101,011)
   Change in unrealized
     appreciation (depreciation)...      40,516      (3,784,824)     4,778,984      3,249,935      12,081,199
   Capital gain distributions......          --              --             --             --              --
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments............       5,781      (3,991,250)     3,861,286      3,976,836       9,980,188
                                       --------      ----------      ---------      ---------      ----------
Increase (decrease) in net assets
  from operations..................    $175,400       1,482,010      5,905,815      6,285,329      20,358,688
                                       ========      ==========      =========      =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          The Prudential Series Fund
                                    -----------------------------------------------------------------------
                                                                                              SP Prudential
                                    Jennison 20/20                Natural    SP International U.S. Emerging
                                        Focus        Jennison    Resources        Growth         Growth
                                     Portfolio --  Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                       Class II      Class II     Class II       Class II       Class II
                                    -------------- ------------ ------------ ---------------- -------------
                                                         Year ended December 31, 2007
                                    -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 3,939,639          --      6,815,282       22,326          2,181
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      799,690      58,128        439,302        2,827            337
                                     -----------     -------     ----------       ------          -----
Net investment income (expense)....    3,139,949     (58,128)     6,375,980       19,499          1,844
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,340,512     105,148      2,877,574       14,978            165
   Change in unrealized
     appreciation (depreciation)...   (3,346,613)    276,848      1,485,716       (3,282)           881
   Capital gain distributions......           --          --             --           --             --
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments............   (1,006,101)    381,996      4,363,290       11,696          1,046
                                     -----------     -------     ----------       ------          -----
Increase (decrease) in net assets
  from operations..................  $ 2,133,848     323,868     10,739,270       31,195          2,890
                                     ===========     =======     ==========       ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        The Universal
                                     Rydex Variable     Institutional           Van Kampen Life           XTF Advisors
                                          Trust          Funds, Inc.           Investment Trust               Trust
                                    ----------------- ----------------- ------------------------------  -----------------
                                                         Equity and                        Strategic
                                                           Income          Comstock         Growth           ETF 60
                                           OTC          Portfolio --     Portfolio --    Portfolio --     Portfolio --
                                          Fund         Class II Shares  Class II Shares Class II Shares  Class II Shares
                                    ----------------- ----------------- --------------- --------------- -----------------
                                                         Period from                                       Period from
                                       Year ended         May 1 to                Year ended                May 1 to
                                    December 31, 2007 December 31, 2007        December 31, 2007        December 31, 2007
                                    ----------------- ----------------- ------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....    $    6,457           22,726          1,927,245             --              --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       140,424           47,338          2,009,932        175,607          69,679
                                       ----------         --------        -----------      ---------        --------
Net investment income (expense)....      (133,967)         (24,612)           (82,687)      (175,607)        (69,679)
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       805,687          (18,939)         3,168,859        555,865          (6,964)
   Change in unrealized
     appreciation (depreciation)...       637,610          (87,680)       (11,011,500)     1,196,588         (96,032)
   Capital gain distributions......            --           25,537          2,373,564             --              --
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments............     1,443,297          (81,082)        (5,469,077)     1,752,453        (102,996)
                                       ----------         --------        -----------      ---------        --------
Increase (decrease) in net assets
  from operations..................    $1,309,330         (105,694)        (5,551,764)     1,576,846        (172,675)
                                       ==========         ========        ===========      =========        ========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                              AIM Variable Insurance Funds
                                                                     ----------------------------------------------
                                                                         AIM V.I. Basic         AIM V.I. Capital
                                                                          Value Fund --       Appreciation Fund --
                                           Consolidated Total           Series II shares         Series I shares
                                    -------------------------------  ----------------------  ----------------------
                                               Year ended                  Year ended              Year ended
                                              December 31,                December 31,            December 31,
                                    -------------------------------  ----------------------  ----------------------
                                          2007            2006          2007        2006        2007        2006
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $   128,945,841      65,044,507    (354,244)   (342,743)   (440,135)   (482,612)
   Net realized gain
     (loss) on
     investments...................     476,304,282     344,423,581   1,670,923   1,137,259   1,687,199   2,828,812
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (217,200,967)    323,980,248  (2,731,702)  1,026,673   1,526,229    (906,549)
   Capital gain
     distributions.................     468,080,872     280,757,602   1,473,180   1,187,165          --          --
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     856,130,028   1,014,205,938      58,157   3,008,354   2,773,293   1,439,651
                                    ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   2,119,699,715   1,568,465,328   1,145,091   3,579,939     216,596     855,193
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (119,125,859)   (107,088,376)         --     (91,725)   (211,662)   (140,715)
     Surrenders....................  (1,527,279,041) (1,199,686,346) (2,325,077) (2,109,778) (4,430,618) (3,106,299)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (13,610,276)    (12,368,133)    (64,472)    (63,748)    (52,546)    (54,989)
     Capital
       contribution
       (withdrawal)................      (6,700,000)             --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     151,849,035     189,048,371     429,825     503,952     (11,118)     75,807
     Transfers (to) from
       other subaccounts...........              --              --  (3,334,300) (2,339,675) (2,575,350) (2,413,006)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....     604,833,574     438,370,844  (4,148,933)   (521,035) (7,064,698) (4,784,009)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   1,460,963,602   1,452,576,782  (4,090,776)  2,487,319  (4,291,405) (3,344,358)
Net assets at beginning
  of year..........................  10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $11,502,083,585  10,041,119,983  25,721,782  29,812,558  25,928,937  30,220,342
                                    ===============  ==============  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................                                     506,008     702,838     176,832   1,823,246
   Units redeemed..................                                    (755,743)   (718,948) (1,090,581) (3,030,349)
                                                                     ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................                                    (249,735)    (16,110)   (913,749) (1,207,103)
                                                                     ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.         AIM V.I. Global
                                Development          Core Equity         Real Estate
                                  Fund --              Fund --             Fund --
                              Series I shares      Series I shares       Series II shares
                              ---------------  ----------------------  -----------------
                                 Year ended          Year ended           Year ended
                                December 31,        December 31,         December 31,
                              ---------------  ----------------------  -----------------
                                2007    2006      2007        2006       2007     2006
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   470     (92)   (155,265)      7,974   16,212      239
   Net realized gain
     (loss) on
     investments.............   1,187     454   1,041,150   2,814,480     (691)     656
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (820)  1,322     973,988     844,780  (53,945)   8,258
   Capital gain
     distributions...........   1,075     283          --          --   31,204    1,306
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,912   1,967   1,859,873   3,667,234   (7,220)  10,459
                              -------  ------  ----------  ----------  -------   ------
From capital
  transactions:
   Net premiums..............      --   2,338     165,417     450,716   62,208    4,038
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (328,779)   (166,338)      --       --
     Surrenders..............      --      --  (4,660,356) (2,544,310)  (2,567)  (1,813)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (44,088)    (46,668)    (408)    (157)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (47)      4      60,316      66,081    9,565   27,419
     Transfers (to) from
       other subaccounts.....   2,018     862  (1,366,558) (1,164,403) 132,469      546
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,971   3,204  (6,174,048) (3,404,922) 201,267   30,033
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets.................   3,883   5,171  (4,314,175)    262,312  194,047   40,492
Net assets at beginning
  of year....................  17,498  12,327  29,699,736  29,437,424   47,483    6,991
                              -------  ------  ----------  ----------  -------   ------
Net assets at end of
  period..................... $21,381  17,498  25,385,561  29,699,736  241,530   47,483
                              =======  ======  ==========  ==========  =======   ======
Changes in units
  (note 5):
   Units purchased...........     491     350     176,622   3,191,702   23,380    2,802
   Units redeemed............    (359)   (128)   (717,860) (4,508,480)  (8,381)    (462)
                              -------  ------  ----------  ----------  -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     132     222    (541,238) (1,316,778)  14,999    2,340
                              =======  ======  ==========  ==========  =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.                                AIM V.I.
                                 Government           AIM V.I.            Large Cap
                                 Securities     International Growth       Growth
                                  Fund --              Fund --             Fund --
                              Series I shares     Series II shares     Series I shares
                              ---------------  ----------------------  --------------
                                 Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,
                              ---------------  ----------------------  --------------
                                2007    2006      2007        2006      2007    2006
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   703     562    (869,471)    (73,399)   (430)   (139)
   Net realized gain
     (loss) on
     investments.............    (343)   (113)  4,677,982   2,233,126     327    (149)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     217    (235)  2,946,219   4,247,721   4,046   1,953
   Capital gain
     distributions...........      --      --          --          --      --      --
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     577     214   6,754,730   6,407,448   3,943   1,665
                              -------  ------  ----------  ----------  ------  ------
From capital
  transactions:
   Net premiums..............     623   1,725  35,698,548  18,548,363      --      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (128,277)    (19,671)     --      --
     Surrenders..............  (1,575)     --  (4,733,494) (1,748,469) (2,000) (1,406)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --    (116,370)    (48,683)   (101)    (15)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      55      (1)  2,682,533   1,972,510     845  25,646
     Transfers (to) from
       other subaccounts.....   5,682   1,923   5,852,558   5,166,836       2  (1,129)
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,785   3,647  39,255,498  23,870,886  (1,254) 23,096
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets.................   5,362   3,861  46,010,228  30,278,334   2,689  24,761
Net assets at beginning
  of year....................  15,556  11,695  43,430,801  13,152,467  28,614   3,853
                              -------  ------  ----------  ----------  ------  ------
Net assets at end of
  period..................... $20,918  15,556  89,441,029  43,430,801  31,303  28,614
                              =======  ======  ==========  ==========  ======  ======
Changes in units
  (note 5):
   Units purchased...........   2,403   1,120   6,317,075   3,727,417      86   4,227
   Units redeemed............  (2,068)   (842) (3,616,229) (1,851,550)   (199) (1,734)
                              -------  ------  ----------  ----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     335     278   2,700,846   1,875,867    (113)  2,493
                              =======  ======  ==========  ==========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                AIM Variable Insurance Funds
                                        (continued)
                              ----------------------------------
                                  AIM V.I.
                                 Technology    AIM V.I. Utilities
                                  Fund --          Fund --
                              Series I shares  Series I shares
                              ---------------  -----------------
                                 Year ended      Year ended
                                December 31,    December 31,
                              ---------------  -----------------
                                2007    2006    2007      2006
                              -------  ------   ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (84)    (75)     55       213
   Net realized gain
     (loss) on
     investments.............      17       8     554       909
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     795     984     (70)      (51)
   Capital gain
     distributions...........      --      --     154       170
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     728     917     693     1,241
                              -------  ------   ------   ------
From capital
  transactions:
   Net premiums..............      --      --      68       431
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --      --        --
     Surrenders..............      --      --      --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      --        --
     Capital
       contribution
       (withdrawal)..........      --      --      --        --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     --     (17)       68
     Transfers (to) from
       other subaccounts.....      61     127  (5,772)      160
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      60     127  (5,721)      659
                              -------  ------   ------   ------
Increase (decrease) in
  net assets.................     788   1,044  (5,028)    1,900
Net assets at beginning
  of year....................  10,507   9,463   8,745     6,845
                              -------  ------   ------   ------
Net assets at end of
  period..................... $11,295  10,507   3,717     8,745
                              =======  ======   ======   ======
Changes in units
  (note 5):
   Units purchased...........      18      40       6     1,635
   Units redeemed............      --      (1)   (533)   (1,614)
                              -------  ------   ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      18      39    (527)       21
                              =======  ======   ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Alger American Fund
                              ---------------------------------------------------
                                                              Alger American
                                    Alger American         Small Capitalization
                                 Growth Portfolio --           Portfolio --
                                    Class O Shares            Class O Shares
                              -------------------------  ------------------------
                                      Year ended                Year ended
                                     December 31,              December 31,
                              -------------------------  ------------------------
                                  2007          2006         2007         2006
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (914,294)  (1,248,853)  (1,047,934)  (1,119,115)
   Net realized gain
     (loss) on
     investments.............    2,797,065   (1,094,379)   9,182,649    9,321,406
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,837,601    5,051,289    2,367,531    4,343,621
   Capital gain
     distributions...........           --           --           --           --
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,720,372    2,708,057   10,502,246   12,545,912
                              ------------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      173,362      212,995       71,411      135,781
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (823,923)    (979,567)    (298,378)    (473,362)
     Surrenders..............  (16,116,889) (16,837,173) (16,487,750) (12,125,970)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (94,787)    (113,563)     (79,490)     (88,065)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (372,448)    (251,432)    (228,986)     (26,943)
     Transfers (to) from
       other subaccounts.....   (4,900,372)  (5,539,421)  (1,445,790)  (1,784,395)
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (22,135,057) (23,508,161) (18,468,983) (14,362,954)
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (8,414,685) (20,800,104)  (7,966,737)  (1,817,042)
Net assets at beginning
  of year....................   85,861,241  106,661,345   73,630,929   75,447,971
                              ------------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 77,446,556   85,861,241   65,664,192   73,630,929
                              ============  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      410,572      752,783      851,214    2,521,182
   Units redeemed............   (1,879,363)  (2,449,058)  (2,201,194)  (3,732,664)
                              ------------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,468,791)  (1,696,275)  (1,349,980)  (1,211,482)
                              ============  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------
                              AllianceBernstein
                                  Balanced
                               Wealth Strategy    AllianceBernstein       AllianceBernstein
                                Portfolio --      Global Technology       Growth and Income
                                   Class B      Portfolio -- Class B    Portfolio -- Class B
                              ----------------- --------------------  ------------------------
                                 Period from
                                August 27 to         Year ended              Year ended
                                December 31,        December 31,            December 31,
                              ----------------- --------------------  ------------------------
                                    2007           2007       2006        2007         2006
                              ----------------- ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (23,113)      (89,790)   (63,640)     (40,516)    (721,040)
   Net realized gain
     (loss) on
     investments.............        (2,604)      419,640    206,355   11,334,152    8,312,197
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (68,480)      353,030    127,169  (13,350,563)   8,335,804
   Capital gain
     distributions...........            --            --         --    7,975,486    9,170,461
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........       (94,197)      682,880    269,884    5,918,559   25,097,422
                                 ----------     ---------  ---------  -----------  -----------
From capital
  transactions:
   Net premiums..............     6,241,612       639,498    361,359    2,117,172    4,886,512
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........            --      (198,250)  (115,450)  (1,045,505)    (965,325)
     Surrenders..............         9,244      (363,985)  (195,701) (25,586,366) (18,095,533)
     Cost of insurance
       and
       administrative
       expense (note 4a).....            --       (17,127)   (12,817)    (302,606)    (310,520)
     Capital
       contribution
       (withdrawal)..........            --            --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         4,070       392,057     32,594      652,238    1,239,200
     Transfers (to) from
       other subaccounts.....     1,189,101     1,149,317   (260,072) (13,849,698)  (8,893,790)
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     7,444,027     1,601,510   (190,087) (38,014,765) (22,139,456)
                                 ----------     ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets.................     7,349,830     2,284,390     79,797  (32,096,206)   2,957,966
Net assets at beginning
  of year....................            --     4,146,628  4,066,831  183,423,456  180,465,490
                                 ----------     ---------  ---------  -----------  -----------
Net assets at end of
  period.....................    $7,349,830     6,431,018  4,146,628  151,327,250  183,423,456
                                 ==========     =========  =========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........       803,285       616,284    187,555    1,550,818    2,530,989
   Units redeemed............       (79,165)     (528,601)  (200,831)  (4,198,974)  (4,257,331)
                                 ----------     ---------  ---------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................       724,120        87,683    (13,276)  (2,648,156)  (1,726,342)
                                 ==========     =========  =========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        AllianceBernstein Variable Products Series Fund, Inc. (continued)
                                    ------------------------------------------------------------------------
                                        AllianceBernstein        AllianceBernstein       AllianceBernstein
                                       International Value       Large Cap Growth        Small Cap Growth
                                      Portfolio -- Class B     Portfolio -- Class B    Portfolio -- Class B
                                    ------------------------  ----------------------  ----------------------
                                           Year ended               Year ended              Year ended
                                          December 31,             December 31,            December 31,
                                    ------------------------  ----------------------  ----------------------
                                        2007         2006        2007        2006        2007        2006
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    981,152    (156,357)   (480,770)   (526,400)   (130,304)   (123,555)
   Net realized gain
     (loss) on
     investments...................    6,362,171   3,840,186   1,572,046     902,773     911,004     965,326
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (7,494,177) 10,787,768   2,313,694  (1,277,529)    (53,744)   (293,819)
   Capital gain
     distributions.................    3,022,073     605,626          --          --          --          --
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................    2,871,219  15,077,223   3,404,970    (901,156)    726,956     547,952
                                    ------------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   79,501,942  41,715,337     518,066   2,027,340     603,523     123,917
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      (38,167)   (114,233)   (290,852)   (126,110)    (76,335)    (74,530)
     Surrenders....................   (8,814,972) (3,234,549) (4,608,315) (2,957,371) (1,676,864)   (723,573)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (213,543)    (84,466)    (59,178)    (60,725)    (15,111)     (9,753)
     Capital
       contribution
       (withdrawal)................           --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................    3,914,617   4,062,152     119,274     555,193     145,666     250,428
     Transfers (to) from
       other subaccounts...........    3,980,167  19,597,949  (2,090,260) (1,398,322)  3,982,751     187,472
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....   78,330,044  61,942,190  (6,411,265) (1,959,995)  2,963,630    (246,039)
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   81,201,263  77,019,413  (3,006,295) (2,861,151)  3,690,586     301,913
Net assets at beginning
  of year..........................   98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                                    ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $180,154,479  98,953,216  29,206,024  32,212,319  11,344,201   7,653,615
                                    ============  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................   13,327,844   7,869,628     322,806     917,429     888,780     973,694
   Units redeemed..................   (7,728,047) (3,229,131) (1,184,014) (1,293,435)   (623,028) (1,010,454)
                                    ------------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    5,599,797   4,640,497    (861,208)   (376,006)    265,752     (36,760)
                                    ============  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     American Century Variable Portfolios, Inc.
                              --------------------------------------------------------
                              VP Income & Growth   VP International      VP Ultra(R)
                               Fund -- Class I      Fund -- Class I    Fund -- Class I
                              -----------------  --------------------  ---------------
                                  Year ended          Year ended          Year ended
                                 December 31,        December 31,        December 31,
                              -----------------  --------------------  ---------------
                                2007      2006      2007       2006     2007     2006
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     58     (606)   (33,488)    (7,364) (1,158)  (1,079)
   Net realized gain
     (loss) on
     investments.............    2,692    6,668    151,977     18,169   1,484     (500)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (4,601)   9,482    253,981    121,801  10,646   (1,423)
   Capital gain
     distributions...........       --       --         --         --      --       --
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (1,851)  15,544    372,470    132,606  10,972   (3,002)
                              --------  -------  ---------  ---------  ------  -------
From capital
  transactions:
   Net premiums..............       --   71,672  1,279,736  1,328,164      --   14,074
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --         --         --      --       --
     Surrenders..............   (5,653)  (4,539)   (77,565)   (70,369)   (821)    (376)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (272)    (173)    (2,117)       (19)   (372)    (340)
     Capital
       contribution
       (withdrawal)..........       --       --         --         --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      824   15,641    508,978    217,302      (7)    (817)
     Transfers (to) from
       other subaccounts.....    3,762   (2,771)  (306,298)   (52,739) (7,925)   6,890
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (1,339)  79,830  1,402,734  1,422,339  (9,125)  19,431
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets.................   (3,190)  95,374  1,775,204  1,554,945   1,847   16,429
Net assets at beginning
  of year....................  135,509   40,135  1,555,904        959  60,400   43,971
                              --------  -------  ---------  ---------  ------  -------
Net assets at end of
  period..................... $132,319  135,509  3,331,108  1,555,904  62,247   60,400
                              ========  =======  =========  =========  ======  =======
Changes in units
  (note 5):
   Units purchased...........    1,756   76,787    363,424    160,670     254   87,526
   Units redeemed............   (1,770) (69,614)  (269,326)   (49,569) (1,009) (85,724)
                              --------  -------  ---------  ---------  ------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      (14)   7,173     94,098    111,101    (755)   1,802
                              ========  =======  =========  =========  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                  (continued)            Portfolios II, Inc.        Series Funds, Inc.
                              ------------------------  ------------------------  ----------------------
                                   VP Value             VP Inflation Protection    BlackRock Basic Value
                                Fund -- Class I           Fund -- Class II        V.I. Fund -- Class III
                              ------------------------  ------------------------  ----------------------
                                  Year ended                 Year ended                 Year ended
                                 December 31,               December 31,               December 31,
                              ------------------------  ------------------------  ----------------------
                                 2007         2006         2007         2006         2007        2006
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  20,151         952       119,859       48,355       113,694     202,382
   Net realized gain
     (loss) on
     investments.............   (10,986)      8,092       (12,921)     (22,687)       (4,400)    257,193
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (36,231)     14,504       174,616      (19,319)   (2,288,690)     57,809
   Capital gain
     distributions...........    11,395       2,143            --           --     1,944,019   1,134,713
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (15,671)     25,691       281,554        6,349      (235,377)  1,652,097
                               ---------     -------     ---------    ---------   ----------  ----------
From capital
  transactions:
   Net premiums..............    90,266     189,354       552,720    1,811,669     2,172,632   2,579,911
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........        --          --        (6,703)          --            --          --
     Surrenders..............    (7,966)    (14,381)     (299,612)    (134,291)     (564,248)   (379,950)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (502)       (325)       (5,228)      (3,631)      (37,746)    (19,635)
     Capital
       contribution
       (withdrawal)..........        --          --            --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............    80,522      67,192       273,596      154,250     1,900,063     621,250
     Transfers (to) from
       other subaccounts.....  (242,634)      6,459      (515,935)     349,611      (347,713)  2,976,845
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (80,314)    248,299        (1,162)   2,177,608     3,122,988   5,778,421
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets.................   (95,985)    273,990       280,392    2,183,957     2,887,611   7,430,518
Net assets at beginning
  of year....................   307,823      33,833     3,877,059    1,693,102    13,161,440   5,730,922
                               ---------     -------     ---------    ---------   ----------  ----------
Net assets at end of
  period..................... $ 211,838     307,823     4,157,451    3,877,059    16,049,051  13,161,440
                               =========     =======     =========    =========   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    36,411      93,595       293,480      480,670       694,401     869,882
   Units redeemed............   (44,440)    (73,897)     (295,026)    (261,252)     (473,093)   (385,555)
                               ---------     -------     ---------    ---------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (8,029)     19,698        (1,546)     219,418       221,308     484,327
                               =========     =======     =========    =========   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              ----------------------------------------------------------------------
                                      BlackRock               BlackRock              BlackRock
                                  Global Allocation     Large Cap Growth V.I.   Value Opportunities
                               V.I. Fund -- Class III     Fund -- Class III   V.I. Fund -- Class III
                              ------------------------  --------------------  ----------------------
                                     Year ended              Year ended             Year ended
                                    December 31,            December 31,           December 31,
                              ------------------------  --------------------  ----------------------
                                  2007         2006        2007       2006       2007        2006
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,598,731   1,245,134    (45,969)   (40,587)    282,370   3,220,182
   Net realized gain
     (loss) on
     investments.............    4,022,789     307,456    203,496   (114,318) (1,632,842) (2,313,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,929,979) (1,022,155)    30,898    107,174      58,613  (3,824,951)
   Capital gain
     distributions...........   12,116,498   2,434,361         --         --   1,084,958   3,311,617
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   18,808,039   2,964,796    188,425    (47,731)   (206,901)    393,044
                              ------------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............  165,243,829  53,701,264    866,549    683,708     760,469   2,010,592
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........           --          --        408     (6,203)     (5,741)    (19,901)
     Surrenders..............   (4,858,659) (2,673,165)  (418,943)  (113,207)   (575,076)   (223,072)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (47,806)     (5,233)    (4,905)    (6,016)    (16,404)    (15,024)
     Capital
       contribution
       (withdrawal)..........           --          --         --         --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      (38,001)  2,450,396     65,395    132,942     546,258     157,602
     Transfers (to) from
       other subaccounts.....   26,219,684   2,740,452   (362,590) 1,037,871    (295,167)    358,045
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  186,519,047  56,213,714    145,914  1,729,095     414,339   2,268,242
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................  205,327,086  59,178,510    334,339  1,681,364     207,438   2,661,286
Net assets at beginning
  of year....................   60,201,068   1,022,558  2,911,803  1,230,439   7,200,082   4,538,796
                              ------------  ----------  ---------  ---------  ----------  ----------
Net assets at end of
  period..................... $265,528,154  60,201,068  3,246,142  2,911,803   7,407,520   7,200,082
                              ============  ==========  =========  =========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   26,457,651   6,465,143    179,217    526,431     250,336   1,375,575
   Units redeemed............  (11,022,463) (1,393,491)  (167,802)  (396,381)   (218,422) (1,207,171)
                              ------------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   15,435,188   5,071,652     11,415    130,050      31,914     168,404
                              ============  ==========  =========  =========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A         Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2007        2006         2007          2006
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (914,608)   (901,408)     199,655      (222,754)
   Net realized gain
     (loss) on
     investments.............   3,209,101   2,095,897   10,175,550     5,732,254
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,365,696     991,434    6,491,483     8,089,434
   Capital gain
     distributions...........          --          --    2,623,749     1,748,038
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   8,660,189   2,185,923   19,490,437    15,346,972
                              -----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............   3,090,276   9,078,185   36,945,243    27,361,328
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (27,524)   (172,653)    (740,216)     (296,544)
     Surrenders..............  (4,687,173) (3,169,341)  (8,272,007)   (3,977,503)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (131,817)   (126,885)    (217,826)     (148,992)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     465,589   2,055,469    1,547,110     4,239,707
     Transfers (to) from
       other subaccounts.....   7,073,427  (5,135,399)  (7,960,292)    3,350,321
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   5,782,778   2,529,376   21,302,012    30,528,317
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  14,442,967   4,715,299   40,792,449    45,875,289
Net assets at beginning
  of year....................  57,286,514  52,571,215  101,185,833    55,310,544
                              -----------  ----------  -----------   -----------
Net assets at end of
  period..................... $71,729,481  57,286,514  141,978,282   101,185,833
                              ===========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   1,421,635   1,906,220    6,005,308     4,315,286
   Units redeemed............  (1,128,645) (1,704,501)  (4,538,951)   (2,293,313)
                              -----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     292,990     201,719    1,466,357     2,021,973
                              ===========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus
                              ------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap   Dreyfus Variable     The Dreyfus Socially
                              Stock Portfolio --    Investment Fund --    Responsible Growth Fund,
                                Initial Shares     Money Market Portfolio Inc. -- Initial Shares
                              -------------------  --------------------   -----------------------
                                  Year ended            Year ended             Year ended
                                 December 31,          December 31,           December 31,
                              -------------------  --------------------   -----------------------
                                2007       2006       2007        2006       2007         2006
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,597       300       17,199      6,655    (52,960)     (77,565)
   Net realized gain
     (loss) on
     investments.............   (1,473)     (952)         (94)        --     45,108      (26,861)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (15,191)    2,324           88         --    326,878      491,605
   Capital gain
     distributions...........   15,542     3,340           --         --         --           --
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      475     5,012       17,193      6,655    319,026      387,179
                              --------   -------   ----------   --------   ---------   ---------
From capital
  transactions:
   Net premiums..............       --    12,358       61,256    115,876      4,860        6,023
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --        --   (1,063,592)   (71,889)   (35,646)      (2,923)
     Surrenders..............   (1,274)   (1,516)    (918,323)  (164,334)  (475,119)    (428,187)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (870)     (102)        (527)      (430)   (16,003)     (15,856)
     Capital
       contribution
       (withdrawal)..........       --        --           --         --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      (15)  105,722       20,337     24,031      2,745        1,586
     Transfers (to) from
       other subaccounts.....  (11,410)    4,804    1,998,963    492,113   (116,360)    (111,032)
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (13,569)  121,266       98,114    395,367   (635,523)    (550,389)
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets.................  (13,094)  126,278      115,307    402,022   (316,497)    (163,210)
Net assets at beginning
  of year....................  157,133    30,855      523,138    121,116  5,371,848    5,535,058
                              --------   -------   ----------   --------   ---------   ---------
Net assets at end of
  period..................... $144,039   157,133      638,445    523,138  5,055,351    5,371,848
                              ========   =======   ==========   ========   =========   =========
Changes in units
  (note 5):
   Units purchased...........      229    10,605      287,588     90,128      9,073       17,746
   Units redeemed............   (1,226)   (2,648)    (277,834)   (51,439)   (99,497)    (105,431)
                              --------   -------   ----------   --------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (997)    7,957        9,754     38,689    (90,424)     (87,685)
                              ========   =======   ==========   ========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            DWS Variable Series II
                              -------------------------------------------------
                               DWS Dreman High   DWS Dreman Small
                                Return Equity     Mid Cap Value   DWS Technology
                                VIP -- Class B   VIP -- Class B   VIP -- Class B
                                    Shares           Shares           Shares
                              -----------------  --------------   --------------
                                  Year ended       Year ended       Year ended
                                 December 31,     December 31,     December 31,
                              -----------------  --------------   --------------
                                2007      2006    2007     2006    2007    2006
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (898)    (792)  1,868     (567)   (165)   (130)
   Net realized gain
     (loss) on
     investments.............      317    5,013      34      159      84    (196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (5,445)   4,386  (9,759)   5,998   1,365     314
   Capital gain
     distributions...........    1,113    4,985   7,944    2,536      --      --
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   (4,913)  13,592      87    8,126   1,284     (12)
                              --------  -------  ------   ------  ------  ------
From capital
  transactions:
   Net premiums..............       --   77,821      --   22,458     620   4,688
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --      --       --      --      --
     Surrenders..............   (3,388)    (943)   (830)  (2,262)    (85)   (140)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (221)     (37)   (295)    (185)    (27)    (19)
     Capital
       contribution
       (withdrawal)..........       --       --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (12)  33,129  18,346   31,556      --      (2)
     Transfers (to) from
       other subaccounts.....    4,829      703    (113)     593     (64)  1,697
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    1,208  110,673  17,108   52,160     444   6,224
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets.................   (3,705) 124,265  17,195   60,286   1,728   6,212
Net assets at beginning
  of year....................  132,766    8,501  71,846   11,560  10,163   3,951
                              --------  -------  ------   ------  ------  ------
Net assets at end of
  period..................... $129,061  132,766  89,041   71,846  11,891  10,163
                              ========  =======  ======   ======  ======  ======
Changes in units
  (note 5):
   Units purchased...........      717   20,157     869    3,536      74   1,049
   Units redeemed............     (560) (11,768)   (148)    (680)    (42)   (578)
                              --------  -------  ------   ------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      157    8,389     721    2,856      32     471
                              ========  =======  ======   ======  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                               Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              -----------------------------------------------  ------------------
                                  VT Floating-Rate       VT Worldwide Health   Evergreen VA Omega
                                    Income Fund             Sciences Fund        Fund -- Class 2
                              -----------------------  ----------------------  ------------------
                                     Year ended              Year ended            Year ended
                                    December 31,            December 31,          December 31,
                              -----------------------  ----------------------  ------------------
                                  2007        2006        2007        2006        2007      2006
                              -----------  ----------  ----------  ----------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,448,128   1,927,018    (169,943)   (186,339)   (13,900)  (9,465)
   Net realized gain
     (loss) on
     investments.............    (623,623)    (50,823)    485,605     407,110     90,099   16,572
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,807,299)   (128,102)    103,180    (384,282)    36,824   30,505
   Capital gain
     distributions...........          --          --      93,857          --         --       --
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........      17,206   1,748,093     512,699    (163,511)   113,023   37,612
                              -----------  ----------  ----------  ----------  ---------  -------
From capital
  transactions:
   Net premiums..............  14,841,094   3,649,114     582,592     958,217    105,196  145,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (55,913)   (351,226)   (166,169)   (164,830)        --       --
     Surrenders..............  (8,845,646) (2,504,315) (1,249,024)   (987,613)   (34,781)  (1,881)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,176)    (98,044)    (30,527)    (29,513)    (2,513)  (1,652)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   2,540,645   1,593,749      75,403     447,554     58,730  102,239
     Transfers (to) from
       other subaccounts.....  10,521,798  (2,307,995)   (841,548)   (448,514)    91,898  (43,276)
                              -----------  ----------  ----------  ----------  ---------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)..............  18,902,802     (18,717) (1,629,273)   (224,699)   218,530  200,624
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets..........  18,920,008   1,729,376  (1,116,574)   (388,210)   331,553  238,236
Net assets at beginning
  of year....................  46,744,283  45,014,907  11,570,877  11,959,087    723,432  485,196
                              -----------  ----------  ----------  ----------  ---------  -------
Net assets at end of
  period..................... $65,664,291  46,744,283  10,454,303  11,570,877  1,054,985  723,432
                              ===========  ==========  ==========  ==========  =========  =======
Changes in units
  (note 5):
   Units purchased...........   5,402,256   1,428,870     205,205     347,691    178,077   73,990
   Units redeemed............  (3,535,497) (1,430,397)   (323,676)   (362,241)  (157,203) (54,629)
                              -----------  ----------  ----------  ----------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   1,866,759      (1,527)   (118,471)    (14,550)    20,874   19,361
                              ===========  ==========  ==========  ==========  =========  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2007          2006        2007        2006         2007          2006
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    521,748      391,773     654,449     859,208    2,687,460     3,438,288
   Net realized gain
     (loss) on
     investments.............      308,651      967,733      22,051    (410,088)    (150,365)     (710,749)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,820,304)    (693,410)   (220,659)  1,996,470   (1,671,322)    1,237,335
   Capital gain
     distributions...........    3,991,606    5,770,136          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,998,299)   6,436,232     455,841   2,445,590      865,773     3,964,874
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       21,366       38,390      41,398      45,840       25,519        34,202
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (371,740)    (433,790)   (185,770)   (393,002)    (468,958)     (474,667)
     Surrenders..............   (9,148,608) (10,229,030) (3,683,817) (4,038,876)  (8,924,285)   (9,465,709)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (46,971)     (57,814)    (20,087)    (22,549)     (39,977)      (46,689)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (22,722)    (123,086)     16,700      98,111       27,881       156,207
     Transfers (to) from
       other subaccounts.....   (1,115,586)  (2,068,924)   (575,323)  1,026,486   (1,633,658)   (1,510,495)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (10,684,261) (12,874,254) (4,406,899) (3,283,990) (11,013,478)  (11,307,151)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (14,682,560)  (6,438,022) (3,951,058)   (838,400) (10,147,705)   (7,342,277)
Net assets at beginning
  of year....................   45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 30,711,844   45,394,404  14,800,946  18,752,004   33,363,304    43,511,009
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........      138,153      185,395     151,791     470,971    1,088,754     1,180,631
   Units redeemed............     (759,475)    (969,839)   (494,112)   (688,416)  (1,756,347)   (1,881,528)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (621,322)    (784,444)   (342,321)   (217,445)    (667,593)     (700,897)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2007         2006         2007         2006
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,376,457    2,633,494      105,192     (437,730)
   Net realized gain
     (loss) on
     investments.............    (100,533)    (220,548)   3,901,205    2,523,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,591,873)   1,048,937    3,264,623    3,156,589
   Capital gain
     distributions...........          --           --    1,885,860      346,487
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     684,051    3,461,883    9,156,880    5,588,962
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,818,981    1,350,337    2,541,184    5,607,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (538,182)    (210,172)    (585,892)    (182,344)
     Surrenders..............  (4,881,896)  (2,822,217)  (3,770,605)  (2,202,242)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (78,181)     (77,803)    (168,967)    (135,082)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,396,559    1,037,646    1,830,350    1,699,462
     Transfers (to) from
       other subaccounts.....  (2,043,841)  (1,757,821)  (1,967,457)  (2,595,369)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,326,560)  (2,480,030)  (2,121,387)   2,191,455
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (3,642,509)     981,853    7,035,493    7,780,417
Net assets at beginning
  of year....................  41,882,519   40,900,666   49,852,766   42,072,349
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $38,240,010   41,882,519   56,888,259   49,852,766
                              ===========   ==========   ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,788,020      983,287      802,185    1,095,122
   Units redeemed............  (2,102,116)  (1,180,169)    (918,085)    (964,360)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (314,096)    (196,882)    (115,900)     130,762
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/       VIP Balanced
                                     Portfolio --             Portfolio --            Portfolio --
                                    Initial Class            Service Class 2         Service Class 2
                              -------------------------  ----------------------  ----------------------
                                      Year ended               Year ended              Year ended
                                     December 31,             December 31,            December 31,
                              -------------------------  ----------------------  ----------------------
                                  2007          2006        2007        2006        2007        2006
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,836,421    2,123,061   1,019,937      (1,929)    904,389    (122,416)
   Net realized gain
     (loss) on
     investments.............    2,070,928      462,617     542,112    (578,566)    360,723      97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,520,804    4,986,288     896,664     885,254     (40,812)    889,425
   Capital gain
     distributions...........    3,502,659           --     758,884          --     289,364          --
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,930,812    7,571,966   3,217,597     304,759   1,513,664     864,847
                              ------------  -----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      126,810      112,304     299,323   8,492,196  29,022,798  17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,397,976)  (1,829,448)    (34,537)     (2,194)       (419)         --
     Surrenders..............  (21,801,473) (23,150,247) (1,947,171) (1,587,544) (1,453,670)   (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (106,510)    (131,810)    (41,405)    (35,158)    (15,665)       (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (266,099)    (272,784)    106,064     362,227   1,425,008     551,691
     Transfers (to) from
       other subaccounts.....   (1,333,791)  (2,450,888)   (981,695)    874,257   6,776,351     383,641
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (24,779,039) (27,722,873) (2,599,421)  8,103,784  35,754,403  17,794,914
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (8,848,227) (20,150,907)    618,176   8,408,543  37,268,067  18,659,761
Net assets at beginning
  of year....................  125,273,750  145,424,657  26,494,186  18,085,643  18,659,761          --
                              ------------  -----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $116,425,523  125,273,750  27,112,362  26,494,186  55,927,828  18,659,761
                              ============  ===========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      258,065      405,004     469,845   3,967,759   5,830,216   2,400,032
   Units redeemed............   (1,142,299)  (1,409,886)   (696,843) (3,280,268) (2,550,421)   (603,141)
                              ------------  -----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (884,234)  (1,004,882)   (226,998)    687,491   3,279,795   1,796,891
                              ============  ===========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2007          2006         2007         2006        2007       2006
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 12,256,613     (610,166)  10,134,015   (1,039,663)   172,177    (58,992)
   Net realized gain
     (loss) on
     investments.............   30,284,712   35,145,850   13,220,268   16,040,871    253,989    405,741
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (56,168,795) (27,676,825) (41,968,061) (13,621,400)  (446,778)    19,620
   Capital gain
     distributions...........   65,112,802   29,573,212   54,068,285   17,672,286    277,001    132,567
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   51,485,332   36,432,071   35,454,507   19,052,094    256,389    498,936
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      341,085      660,596   38,586,769   29,594,092    196,895    894,541
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,968,976)  (3,954,315)  (1,171,487)    (612,053)   (39,856)        --
     Surrenders..............  (76,152,930) (69,932,464) (24,537,332) (13,462,856)  (765,612)  (266,355)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (347,451)    (409,271)    (506,748)    (381,354)   (11,698)   (11,212)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (480,179)    (726,051)   5,039,272    7,949,528    (92,279)   243,665
     Transfers (to) from
       other subaccounts.....   (9,378,903)   8,501,326   (1,180,773)  (6,389,223)  (233,444)  (177,298)
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (88,987,354) (65,860,179)  16,229,701   16,698,134   (945,994)   683,341
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (37,502,022) (29,428,108)  51,684,208   35,750,228   (689,605) 1,182,277
Net assets at beginning
  of year....................  365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $328,218,422  365,720,444  274,264,461  222,580,253  4,276,242  4,965,847
                              ============  ===========  ===========  ===========  =========  =========
Changes in units
  (note 5):
   Units purchased...........    1,768,321    3,506,738    8,056,223    7,647,736     91,231    379,747
   Units redeemed............   (5,073,626)  (5,730,971)  (6,827,809)  (6,545,893)  (149,214)  (333,428)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (3,305,305)  (2,224,233)   1,228,414    1,101,843    (57,983)    46,319
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2007          2006         2007         2006         2007         2006
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,318,915   11,231,960    1,230,430    4,064,634    2,158,042     (368,938)
   Net realized gain
     (loss) on
     investments.............   18,068,887   14,063,975    7,736,911    5,237,139    3,547,464    2,361,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (38,599,227)  (3,537,103) (23,209,520)    (742,658)     123,427    3,994,212
   Capital gain
     distributions...........   21,346,723   37,279,688   13,390,721   16,693,893      937,721    2,015,877
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,135,298   59,038,520     (851,458)  25,253,008    6,766,654    8,002,813
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      597,498      327,117   18,373,427    7,945,377       54,983       58,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (3,430,899)  (5,108,636)    (842,684)    (914,515)    (514,494)  (1,128,842)
     Surrenders..............  (68,625,037) (63,580,593) (17,047,726) (11,069,030) (14,792,227) (13,209,707)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (299,846)    (328,524)    (298,728)    (266,716)     (87,190)     (97,951)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (430,929)      12,109    1,550,915    2,969,816       50,405     (847,427)
     Transfers (to) from
       other subaccounts.....  (11,825,270)   3,068,229    2,175,780    3,129,602   (2,064,693)  (2,690,767)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (84,014,483) (65,610,298)   3,910,984    1,794,534  (17,353,216) (17,916,664)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (80,879,185)  (6,571,778)   3,059,526   27,047,542  (10,586,562)  (9,913,851)
Net assets at beginning
  of year....................  354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $273,497,717  354,376,902  170,976,745  167,917,219   59,735,960   70,322,522
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    1,502,128    1,885,012    5,270,101    2,971,139      268,876      522,651
   Units redeemed............   (4,161,635)  (3,438,809)  (4,693,673)  (2,876,727)  (1,381,849)  (1,778,977)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,659,507)  (1,553,797)     576,428       94,412   (1,112,973)  (1,256,326)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                    VIP Growth &             VIP Growth
                                       Income               Opportunities             VIP Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                  Service Class 2           Initial Class            Initial Class
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   857,191    (277,638)   (302,631)   (149,837)    (706,306)  (1,662,549)
   Net realized gain
     (loss) on
     investments.............   1,773,109   1,064,502   1,392,403     282,662    6,811,401     (387,510)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      62,175   1,816,077   2,889,257     529,851   28,498,992   10,817,982
   Capital gain
     distributions...........     440,583     840,342          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,133,058   3,443,283   3,979,029     662,676   34,604,087    8,767,923
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,831,797   1,653,020      24,226      23,641      247,881      292,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (471,958)   (226,374)   (172,229)   (350,037)  (1,434,591)  (1,964,721)
     Surrenders..............  (4,675,705) (3,065,058) (3,662,371) (4,350,238) (30,411,937) (29,177,439)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (66,363)    (67,504)    (25,989)    (28,358)    (158,243)    (188,976)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     277,598     133,144     (68,446)    (74,939)    (530,280)    (541,248)
     Transfers (to) from
       other subaccounts.....  (1,785,650) (1,286,696)    (94,165) (1,821,362)  (5,138,372)  (9,571,006)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,890,281) (2,859,468) (3,998,974) (6,601,293) (37,425,542) (41,150,898)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (757,223)    583,815     (19,945) (5,938,617)  (2,821,455) (32,382,975)
Net assets at beginning
  of year....................  33,024,861  32,441,046  20,639,707  26,578,324  155,241,996  187,624,971
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $32,267,638  33,024,861  20,619,762  20,639,707  152,420,541  155,241,996
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     439,403     386,043     318,477     346,015      765,512      479,201
   Units redeemed............    (782,594)   (683,543)   (664,812)   (999,777)  (2,261,466)  (2,300,275)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (343,191)   (297,500)   (346,335)   (653,762)  (1,495,954)  (1,821,074)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                                       VIP Investment
                                     VIP Growth          Grade Bond      VIP Mid Cap           VIP Mid Cap
                                    Portfolio --        Portfolio --     Portfolio --         Portfolio --
                                  Service Class 2      Service Class 2  Initial Class        Service Class 2
                              -----------------------  --------------- ---------------  ------------------------
                                                         Period from
                                     Year ended           May 1 to        Year ended           Year ended
                                    December 31,        December 31,     December 31,         December 31,
                              -----------------------  --------------- ---------------  ------------------------
                                  2007        2006          2007         2007    2006       2007         2006
                              -----------  ----------  --------------- -------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (593,092)   (726,863)     (175,336)       445     243   (2,361,520)    (723,824)
   Net realized gain
     (loss) on
     investments.............   5,126,325   1,710,965       102,805      4,996   1,129   14,488,476   21,105,444
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,427,308   1,395,056       599,163     (3,719) (1,142)  (3,132,195) (21,981,672)
   Capital gain
     distributions...........          --          --            --      3,121   4,226   23,107,638   27,625,293
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,960,541   2,379,158       526,632      4,843   4,456   32,102,399   26,025,241
                              -----------  ----------    ----------    -------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,230,981   2,876,857    12,864,777        240   3,320   14,242,682   15,029,333
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (650,940)   (369,995)       (1,716)        --      --   (1,325,930)  (1,583,184)
     Surrenders..............  (7,467,551) (3,859,336)     (395,286)    (1,614)     --  (36,756,224) (24,291,983)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,867)    (95,040)       (3,334)        --      --     (451,347)    (442,443)
     Capital
       contribution
       (withdrawal)..........          --          --            --         --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     280,055     265,321       871,677         94      16    1,043,950    4,176,147
     Transfers (to) from
       other subaccounts.....   6,461,102  (3,943,137)   14,484,900    (12,746)    450  (12,112,717) (23,572,382)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (252,220) (5,125,330)   27,821,018    (14,026)  3,786  (35,359,586) (30,684,512)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  10,708,321  (2,746,172)   28,347,650     (9,183)  8,242   (3,257,187)  (4,659,271)
Net assets at beginning
  of year....................  49,668,538  52,414,710            --     46,006  37,764  248,786,065  253,445,336
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Net assets at end of
  period..................... $60,376,859  49,668,538    28,347,650     36,823  46,006  245,528,878  248,786,065
                              ===========  ==========    ==========    =======  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   2,716,140   1,073,972     3,945,144        180     319    3,474,401    4,627,939
   Units redeemed............  (2,879,562) (1,844,630)   (1,130,931)      (835)   (141)  (4,724,319)  (6,180,172)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (163,422)   (770,658)    2,814,213       (655)    178   (1,249,918)  (1,552,233)
                              ===========  ==========    ==========    =======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                    -------------------------------------------------------
                                           VIP Overseas            VIP Value Strategies
                                           Portfolio --                Portfolio --
                                          Initial Class               Service Class 2
                                    -----------------------------  ------------------------
                                            Year ended                  Year ended
                                           December 31,                December 31,
                                    -----------------------------  ------------------------
                                        2007            2006          2007         2006
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  1,642,692        106,607      421,416       18,955
   Net realized gain
     (loss) on
     investments...................    9,502,617      9,203,685     (188,035)     (48,196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (4,382,396)     3,807,678     (605,563)      53,785
   Capital gain
     distributions.................    6,075,122             --      216,742      460,680
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations................   12,838,035     13,117,970     (155,440)     485,224
                                     ------------    -----------    ---------    ---------
From capital
  transactions:
   Net premiums....................       87,049        121,391    1,478,200    1,218,731
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (361,436)      (914,515)      (6,554)      (3,666)
     Surrenders....................  (18,166,297)   (12,989,293)    (416,909)    (102,468)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (80,945)       (83,104)     (17,003)      (8,169)
     Capital
       contribution
       (withdrawal)................           --             --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      169,995        (36,414)     480,582      157,656
     Transfers (to) from
       other subaccounts...........     (579,729)     5,039,668    1,375,066     (371,507)
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (18,931,363)    (8,862,267)   2,893,382      890,577
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets.......................   (6,093,328)     4,255,703    2,737,942    1,375,801
Net assets at beginning
  of year..........................   89,338,162     85,082,459    4,261,631    2,885,830
                                     ------------    -----------    ---------    ---------
Net assets at end of
  period........................... $ 83,244,834     89,338,162    6,999,573    4,261,631
                                     ============    ===========    =========    =========
Changes in units
  (note 5):
   Units purchased.................      647,282      1,215,262      977,299      252,046
   Units redeemed..................   (1,345,058)    (1,509,733)    (785,973)    (177,591)
                                     ------------    -----------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (697,776)      (294,471)     191,326       74,455
                                     ============    ===========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust
                            --------------------------------------------------------------------------------------------
                                                                              Franklin Templeton
                                                           Franklin Large        VIP Founding
                                 Franklin Income       Cap Growth Securities   Funds Allocation       Mutual Shares
                               Securities Fund  --            Fund --              Fund --          Securities Fund --
                                  Class 2 Shares           Class 2 Shares       Class 2 Shares        Class 2 Shares
                            -------------------------  ---------------------  ------------------ -----------------------
                                                                                 Period from
                                    Year ended               Year ended          August 27 to           Year ended
                                   December 31,             December 31,         December 31,          December 31,
                            -------------------------  ---------------------  ------------------ -----------------------
                                2007          2006        2007        2006           2007            2007        2006
                            ------------  -----------  ----------  ---------  ------------------ -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  9,395,337    3,698,906     (10,775)    (5,388)       (280,205)        354,942     (98,715)
 Net realized gain
   (loss) on investments...    6,541,715    4,167,799      97,318     11,190         (55,142)        181,636     226,739
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............  (16,799,363)  25,599,850     (36,156)    51,745        (794,167)     (2,188,005)  1,578,879
 Capital gain
   distributions...........    2,600,266      610,960      12,862         --              --       1,397,196      36,634
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     operations............    1,737,955   34,077,515      63,249     57,547      (1,129,514)       (254,231)  1,743,537
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
From capital
 transactions:
 Net premiums..............  386,187,079  284,437,969     419,800    955,032      66,725,159      18,370,401  13,129,042
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (93,279)    (456,987)         --         --              --         (29,404)    (86,409)
   Surrenders..............  (30,945,228) (14,327,216)    (39,887)   (51,947)       (270,770)     (2,517,388)   (681,606)
   Cost of insurance and
    administrative
    expense (note 4a)......     (409,971)    (139,566)       (918)      (217)         (1,074)        (58,693)    (10,450)
   Capital contribution
    (withdrawal)...........           --           --          --         --              --              --          --
   Transfers (to) from
    the Guarantee Account..    9,943,357   12,484,929     358,974    150,668        (240,353)      3,338,790   1,576,374
   Transfers (to) from
    other subaccounts......   (4,958,977)  32,280,515  (1,167,596)   (16,693)      8,151,810     (14,116,297) 12,259,378
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  359,722,981  314,279,644    (429,627) 1,036,843      74,364,772       4,987,409  26,186,329
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Increase (decrease) in
 net assets................  361,460,936  348,357,159    (366,378) 1,094,390      73,235,258       4,733,178  27,929,866
Net assets at beginning
 of year...................  408,565,075   60,207,916   1,139,043     44,653              --      27,995,134      65,268
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Net assets at end of
 period.................... $770,026,011  408,565,075     772,665  1,139,043      73,235,258      32,728,312  27,995,134
                            ============  ===========  ==========  =========      ==========     ===========  ==========
Changes in units
 (note 5):
 Units purchased...........   63,780,109   46,393,122     170,167    126,764       8,611,695       3,699,479   2,608,960
 Units redeemed............  (32,763,189) (17,190,202)   (210,239)   (34,625)     (1,202,650)     (3,523,720)   (633,720)
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   31,016,920   29,202,920     (40,072)    92,139       7,409,045         175,759   1,975,240
                            ============  ===========  ==========  =========      ==========     ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                                                                             Templeton Global
                                 Templeton Foreign       Templeton Foreign   Asset Allocation
                                 Securities Fund --     Securities Fund --        Fund --
                                   Class 1 Shares         Class 2 Shares      Class 2 Shares
                              -----------------------  --------------------  ----------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  ----------------
                                  2007        2006        2007       2006      2007     2006
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   204,954     (23,656)     7,390     (7,293)  33,234    1,161
   Net realized gain
     (loss) on
     investments.............   1,515,892     844,285     77,138     37,548     (612)      61
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     160,873   2,421,294    178,169    116,370  (60,261)  11,585
   Capital gain
     distributions...........     950,686          --    123,623         --   43,487    1,838
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,832,405   3,241,923    386,320    146,625   15,848   14,645
                              -----------  ----------  ---------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............      16,955      54,746  1,379,440  1,599,864       --   41,452
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       8,379    (127,677)        --         --       --       --
     Surrenders..............  (4,665,025) (2,812,396)  (106,714)   (79,348)  (3,814)  (1,428)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,382)    (18,531)    (2,495)      (191)    (557)      (6)
     Capital
       contribution
       (withdrawal)..........          --          --         --         --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     188,776     483,024    542,320    220,831    4,877  123,984
     Transfers (to) from
       other subaccounts.....   2,615,300   5,081,081   (165,263)   (44,211)       9    4,859
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,860,997)  2,660,247  1,647,288  1,696,945      515  168,861
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................     971,408   5,902,170  2,033,608  1,843,570   16,363  183,506
Net assets at beginning
  of year....................  20,909,798  15,007,628  1,885,394     41,824  185,236    1,730
                              -----------  ----------  ---------  ---------  -------  -------
Net assets at end of
  period..................... $21,881,206  20,909,798  3,919,002  1,885,394  201,599  185,236
                              ===========  ==========  =========  =========  =======  =======
Changes in units
  (note 5):
   Units purchased...........     542,177     827,621    409,352    239,459      352   11,318
   Units redeemed............    (672,039)   (609,131)  (294,458)  (107,904)    (311)    (873)
                              -----------  ----------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (129,862)    218,490    114,894    131,555       41   10,445
                              ===========  ==========  =========  =========  =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Franklin Templeton Variable Insurance
                                      Products Trust (continued)                       GE Investments Funds, Inc.
                            ----------------------------------------------  ------------------------------------------------
                                Templeton Global        Templeton Growth
                               Income Securities           Securities
                                    Fund --                 Fund --                                        International
                                 Class 1 Shares          Class 2 Shares            Income Fund              Equity Fund
                            -----------------------  ---------------------  ------------------------  ----------------------
                                   Year ended              Year ended              Year ended               Year ended
                                  December 31,            December 31,            December 31,             December 31,
                            -----------------------  ---------------------  ------------------------  ----------------------
                                2007        2006        2007        2006        2007         2006        2007        2006
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   113,627     140,079      15,951    (25,315)   4,183,564    3,582,145     592,582     173,181
 Net realized gain
   (loss) on investments...     334,834     133,413      44,828     48,012   (1,652,090)  (2,370,733)  8,055,748  14,737,971
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     270,622     627,401    (910,383)   480,334      378,705    1,756,760  (3,735,941) (2,419,324)
 Capital gain
   distributions...........          --          --     603,997      5,001           --           --   9,229,383          --
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............     719,083     900,893    (245,607)   508,032    2,910,179    2,968,172  14,141,772  12,491,828
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      35,350      46,285   9,836,358  2,622,926   16,133,992   23,530,627     170,147     107,587
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (50,969)   (256,742)    (47,124)        --     (572,933)  (1,576,977)    (76,643)   (250,232)
   Surrenders..............  (2,396,480) (1,874,342) (1,633,335)  (138,558) (16,415,648) (17,742,019) (8,948,848) (7,083,451)
   Cost of insurance and
    administrative
    expense (note 4a)......      (8,841)     (8,766)    (25,684)    (2,583)    (147,119)    (155,231)    (46,073)    (39,985)
   Capital contribution
    (withdrawal)...........          --          --          --         --           --           --  (6,700,000)         --
   Transfers (to) from
    the Guarantee Account..      61,296     153,731   3,769,125    678,993      132,048    1,573,685    (105,869)    558,620
   Transfers (to) from
    other subaccounts......     993,432     804,935     961,199  4,351,163  (31,783,617)  (1,214,675)  5,746,805   5,959,809
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,366,212) (1,134,899) 12,860,539  7,511,941  (32,653,277)   4,415,410  (9,960,481)   (747,652)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (647,129)   (234,006) 12,614,932  8,019,973  (29,743,098)   7,383,582   4,181,291  11,744,176
Net assets at beginning
 of year...................   8,152,737   8,386,743   8,019,973         --  115,519,266  108,135,684  64,895,359  53,151,183
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 7,505,608   8,152,737  20,634,905  8,019,973   85,776,168  115,519,266  69,076,650  64,895,359
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     180,936     259,472   1,831,302    844,650    4,868,622    4,721,396   1,892,892   2,529,905
 Units redeemed............    (302,355)   (371,035)   (703,573)  (118,777)  (7,732,344)  (3,882,953) (2,064,232) (2,529,060)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (121,419)   (111,563)  1,127,729    725,873   (2,863,722)     838,443    (171,340)        845
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    -------------------------------------------------------------------------------
                                             Mid-Cap                  Money Market              Premier Growth
                                           Equity Fund                    Fund                    Equity Fund
                                    -------------------------  --------------------------  ------------------------
                                            Year ended                 Year ended                 Year ended
                                           December 31,               December 31,               December 31,
                                    -------------------------  --------------------------  ------------------------
                                        2007          2006         2007          2006          2007         2006
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    807,768     (194,161)    9,255,619     7,702,531     (928,237)  (1,110,811)
   Net realized gain
     (loss) on
     investments...................    7,529,294   10,314,190            --            --    5,080,237    5,071,619
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................  (12,841,302) (17,746,157)            2            --   (7,221,200)   2,721,615
   Capital gain
     distributions.................   23,747,556   20,696,579            --            --    6,443,680           --
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................   19,243,316   13,070,451     9,255,621     7,702,531    3,374,480    6,682,423
                                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
  transactions:
   Net premiums....................    8,317,847    3,763,825    34,575,560    30,807,603    1,107,087    1,653,447
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................   (1,094,952)  (1,361,237)  (63,344,466)  (41,646,332)    (481,990)    (417,322)
     Surrenders....................  (32,534,190) (28,761,381) (168,588,723) (106,793,426) (12,373,671) (13,407,454)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (286,273)    (306,029)     (392,280)     (328,321)    (163,537)    (180,693)
     Capital
       contribution
       (withdrawal)................           --           --            --            --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      581,769      238,618     1,624,817     8,833,340      318,535      351,101
     Transfers (to) from
       other subaccounts...........   (4,128,731) (15,907,831)  242,834,323   127,620,075   (6,609,184) (10,503,616)
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (29,144,530) (42,334,035)   46,709,231    18,492,939  (18,202,760) (22,504,537)
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets.......................   (9,901,214) (29,263,584)   55,964,852    26,195,470  (14,828,280) (15,822,114)
Net assets at beginning
  of year..........................  184,210,440  213,474,024   250,972,284   224,776,814   92,188,695  108,010,809
                                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
  period........................... $174,309,226  184,210,440   306,937,136   250,972,284   77,360,415   92,188,695
                                    ============  ===========  ============  ============  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................    2,461,860    1,410,400    68,263,263    52,344,093      611,274    1,485,422
   Units redeemed..................   (3,423,343)  (3,583,579)  (63,859,657)  (50,374,299)  (2,265,193)  (3,717,315)
                                    ------------  -----------  ------------  ------------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (961,483)  (2,173,179)    4,403,606     1,969,794   (1,653,919)  (2,231,893)
                                    ============  ===========  ============  ============  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2007           2006         2007         2006         2007         2006
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,748,501     2,123,703      382,294      246,742    1,345,996     (999,811)
   Net realized gain
     (loss) on
     investments.............    3,154,421     9,668,931   27,804,842   17,448,380    4,020,924    6,594,370
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (55,671,574)    5,158,152  (18,376,150)  38,335,350  (17,123,387)  (6,045,745)
   Capital gain
     distributions...........   29,045,340    21,942,706    5,510,189           --   13,542,253   13,293,810
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  (18,723,312)   38,893,492   15,321,175   56,030,472    1,785,786   12,842,624
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    3,252,600     4,939,231   16,280,992    9,011,589    1,763,313    5,929,718
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (849,073)   (1,005,966)  (3,401,308)  (4,557,487)    (744,420)    (916,368)
     Surrenders..............  (25,913,352)  (23,233,129) (72,270,014) (67,651,567) (13,588,143) (11,471,535)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (196,748)     (199,641)    (622,189)    (670,057)    (229,683)    (235,310)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,424,069     1,216,145    1,454,026    1,259,270    1,022,152    1,644,102
     Transfers (to) from
       other subaccounts.....  (37,901,180)   11,040,001   (8,496,199) (31,841,370) (12,842,079)  (9,540,067)
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (60,183,684)   (7,243,359) (67,054,692) (94,449,622) (24,618,860) (14,589,460)
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (78,906,996)   31,650,133  (51,733,517) (38,419,150) (22,833,074)  (1,746,836)
Net assets at beginning
  of year....................  165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 86,937,390   165,844,386  377,099,106  428,832,623   94,282,677  117,115,751
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      998,653     2,094,685    5,323,237    3,396,724    1,319,050    2,235,076
   Units redeemed............   (2,783,041)   (2,146,932)  (8,483,100)  (8,456,017)  (2,682,882)  (3,116,774)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,784,388)      (52,247)  (3,159,863)  (5,059,293)  (1,363,832)    (881,698)
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               GE Investments Funds, Inc. (continued)
                            ------------------------------------------------------------------------------------
                                     Total Return                 Total Return
                                       Fund --                       Fund --
                                    Class 1 Shares               Class 3 Shares            U.S. Equity Fund
                            -----------------------------  --------------------------  ------------------------
                                      Year ended                   Year ended                 Year ended
                                     December 31,                 December 31,               December 31,
                            -----------------------------  --------------------------  ------------------------
                                 2007            2006           2007          2006         2007         2006
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    9,905,397      2,997,637      9,191,400    4,153,625     (476,825)     (94,136)
 Net realized gain
   (loss) on investments...     37,338,416     19,746,652     12,551,428    2,254,733    7,156,393    4,142,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     33,476,413     91,289,040     (1,700,943)   9,269,391  (10,430,727)   7,728,301
 Capital gain
   distributions...........     50,848,201     17,259,181     34,979,595    4,602,348    8,888,196           --
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    131,568,427    131,292,510     55,021,480   20,280,097    5,137,037   11,777,147
                            --------------  -------------  -------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............     60,339,529    279,418,766    644,772,588  345,724,066    1,131,579    1,744,162
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (1,636,461)    (1,812,516)      (338,076)          --     (523,930)  (1,289,927)
   Surrenders..............    (95,880,549)   (64,796,019)   (23,787,100) (10,264,200) (12,593,163) (12,143,311)
   Cost of insurance and
    administrative
    expense (note 4a)......     (1,341,989)    (1,105,858)      (152,823)          --     (147,524)    (156,770)
   Capital contribution
    (withdrawal)...........             --             --             --           --           --           --
   Transfers (to) from
    the Guarantee Account..     68,703,134     80,596,354      6,907,359    9,387,416     (739,729)    (120,821)
   Transfers (to) from
    other subaccounts......    (24,339,527)    (7,621,315)   (25,071,906)     785,673  (14,511,101)   3,052,303
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      5,844,137    284,679,412    602,330,042  345,632,955  (27,383,868)  (8,914,364)
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................    137,412,564    415,971,922    657,351,522  365,913,052  (22,246,831)   2,862,783
Net assets at beginning
 of year...................  1,342,576,450    926,604,528    365,913,052           --   92,348,955   89,486,172
                            --------------  -------------  -------------  -----------  -----------  -----------
Net assets at end of
 period.................... $1,479,989,014  1,342,576,450  1,023,264,574  365,913,052   70,102,124   92,348,955
                            ==============  =============  =============  ===========  ===========  ===========
Changes in units
 (note 5):
 Units purchased...........     22,723,871     54,663,813     95,422,593   46,672,813      618,073    1,979,639
 Units redeemed............    (21,710,027)   (28,622,542)   (40,850,649) (12,071,808)  (2,896,610)  (2,726,914)
                            --------------  -------------  -------------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      1,013,844     26,041,271     54,571,944   34,601,005   (2,278,537)    (747,275)
                            ==============  =============  =============  ===========  ===========  ===========

                            -----------------------


                               Value Equity Fund
                            ----------------------
                                  Year ended
                                 December 31,
                            ----------------------
                               2007        2006
                            ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    110,060      75,131
 Net realized gain
   (loss) on investments...  1,824,672   1,344,722
 Change in unrealized
   appreciation
   (depreciation) on
   investments............. (3,101,750)    965,199
 Capital gain
   distributions...........  4,110,527   2,784,164
                            ----------  ----------
    Increase (decrease)
     in net assets from
     operations............  2,943,509   5,169,216
                            ----------  ----------
From capital
 transactions:
 Net premiums..............    660,521     985,571
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (171,932)   (280,031)
   Surrenders.............. (4,043,848) (2,786,769)
   Cost of insurance and
    administrative
    expense (note 4a)......    (82,377)    (76,387)
   Capital contribution
    (withdrawal)...........         --          --
   Transfers (to) from
    the Guarantee Account..    394,999     226,566
   Transfers (to) from
    other subaccounts...... (1,520,308) (1,169,838)
                            ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5).............. (4,762,945) (3,100,888)
                            ----------  ----------
Increase (decrease) in
 net assets................ (1,819,436)  2,068,328
Net assets at beginning
 of year................... 36,298,769  34,230,441
                            ----------  ----------
Net assets at end of
 period.................... 34,479,333  36,298,769
                            ==========  ==========
Changes in units
 (note 5):
 Units purchased...........    337,104     341,988
 Units redeemed............   (723,762)   (634,410)
                            ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (386,658)   (292,422)
                            ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2007        2006         2007         2006
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   737,019     128,591    2,939,905    2,382,884
   Net realized gain
     (loss) on
     investments.............   3,147,694   2,728,916   10,418,150   11,451,890
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (6,153,635)  2,238,331  (26,318,055)  (2,950,257)
   Capital gain
     distributions...........   2,506,045   1,541,929   17,602,166   15,564,643
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,123   6,637,767    4,642,166   26,449,160
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      54,314      29,440      700,065    4,200,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (335,365)   (195,383)    (966,022)  (1,269,927)
     Surrenders..............  (8,522,545) (7,214,975) (36,312,650) (31,658,795)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (41,967)    (37,842)    (196,346)    (210,018)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     228,432      58,621        6,904      480,025
     Transfers (to) from
       other subaccounts.....     474,123   8,072,404  (11,052,861) (13,995,958)
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,143,008)    712,265  (47,820,910) (42,454,392)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (7,905,885)  7,350,032  (43,178,744) (16,005,232)
Net assets at beginning
  of year....................  41,477,078  34,127,046  190,448,295  206,453,527
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $33,571,193  41,477,078  147,269,551  190,448,295
                              ===========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     966,507   1,418,684    1,305,740    2,337,399
   Units redeemed............  (1,599,386) (1,418,968)  (3,217,511)  (3,988,703)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (632,879)       (284)  (1,911,771)  (1,651,304)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          J.P. Morgan Series Trust II
                            ---------------------------------------------------------------------------------------
                                                                                        Small        U.S. Large Cap
                                                 International     Mid Cap Value       Company        Core Equity
                              Bond Portfolio   Equity Portfolio      Portfolio        Portfolio        Portfolio
                            -----------------  ----------------  ----------------  ---------------  ---------------
                                Year ended        Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,      December 31,     December 31,
                            -----------------  ----------------  ----------------  ---------------  ---------------
                              2007      2006     2007     2006     2007     2006    2007     2006    2007     2006
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ 18,804    7,125   (1,133)    (975)   1,391     (203)   (289)    (264)    (47)    (116)
   Net realized gain
    (loss) on investments..   (1,204)  (1,130)   4,543    2,358    1,623    9,338     228    4,489     243    1,400
   Change in unrealized
    appreciation
    (depreciation) on
    investments............  (18,712)   2,722    6,012   14,336   (7,377)  11,040  (3,089)      54    (137)     457
   Capital gain
    distributions..........       --       --       --       --    6,222    1,714   1,308      687      --       --
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from operations.....   (1,112)   8,717    9,422   15,719    1,859   21,889  (1,842)   4,966      59    1,741
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
From capital
 transactions:
   Net premiums............   11,000  102,347       --   53,886    7,392   76,756      --    5,591      --   11,089
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........       --       --       --       --       --       --      --       --      --       --
    Surrenders.............   (7,755)  (7,292)  (2,810)  (1,330)  (8,322)  (9,578) (3,779)  (2,088) (5,225)  (1,813)
    Cost of insurance
     and administrative
     expense (note 4a).....   (1,039)    (869)    (538)    (416)    (758)    (547)    (57)     (70)    (11)      --
    Capital contribution
     (withdrawal)..........       --       --       --       --       --       --      --       --      --       --
    Transfers (to) from
     the Guarantee
     Account...............    1,918   46,917      613    5,602      870   52,396     191    6,321      66    2,896
    Transfers (to) from
     other subaccounts.....   (1,468)  20,777   (2,256)  (7,703)   2,768  (22,099) (1,897)     279      --   (1,273)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    2,656  161,880   (4,991)  50,039    1,950   96,928  (5,542)  10,033  (5,170)  10,899
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets................    1,544  170,597    4,431   65,758    3,809  118,817  (7,384)  14,999  (5,111)  12,640
Net assets at beginning
 of year...................  325,325  154,728  121,088   55,330  203,696   84,879  34,309   19,310  15,363    2,723
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Net assets at end of
 period.................... $326,869  325,325  125,519  121,088  207,505  203,696  26,925   34,309  10,252   15,363
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======
Changes in units
 (note 5):
   Units purchased.........    3,863   21,548    1,562    5,904    1,164   74,847      10   60,911       9   76,064
   Units redeemed..........   (3,671)  (5,779)  (1,877)  (1,766)  (1,046) (67,418)   (290) (60,260)   (352) (75,247)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract
    owners during the
    years or lesser
    period ended
    December 31, 2007
    and 2006...............      192   15,769     (315)   4,138      118    7,429    (280)     651    (343)     817
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series
                              -------------------------------------------------------------------
                                                                                     Fundamental
                                       Balanced                  Balanced              Equity
                                     Portfolio --              Portfolio --         Portfolio --
                                    Institutional                 Service           Institutional
                                        Shares                    Shares               Shares
                              -------------------------  ------------------------  --------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  --------------
                                  2007          2006         2007         2006      2007    2006
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,115,224    1,556,942      941,550      467,711     (75)    (66)
   Net realized gain
     (loss) on
     investments.............   14,734,241   10,035,929    7,665,302    5,155,265     740     319
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,446,554   10,582,280    3,881,992    5,990,279     535     703
   Capital gain
     distributions...........           --           --           --           --      86      --
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   19,296,019   22,175,151   12,488,844   11,613,255   1,286     956
                              ------------  -----------  -----------  -----------  ------  ------
From capital
  transactions:
   Net premiums..............      502,252      422,656   18,128,691   21,577,655      --   1,958
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,552,099)  (3,397,239)  (1,115,896)    (917,231)     --      --
     Surrenders..............  (54,164,075) (53,358,053) (18,120,116) (12,127,962)     --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (248,611)    (297,032)    (260,547)    (232,626)     --      --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (31,767)    (833,344)   3,224,499    1,486,183      (2)    (11)
     Transfers (to) from
       other subaccounts.....   (6,908,305)  (6,607,685)  (2,313,637)  (4,396,989)  3,335     976
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (63,402,605) (64,070,697)    (457,006)   5,389,030   3,333   2,923
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets.................  (44,106,586) (41,895,546)  12,031,838   17,002,285   4,619   3,879
Net assets at beginning
  of year....................  239,080,198  280,975,744  146,250,151  129,247,866  13,426   9,547
                              ------------  -----------  -----------  -----------  ------  ------
Net assets at end of
  period..................... $194,973,612  239,080,198  158,281,989  146,250,151  18,045  13,426
                              ============  ===========  ===========  ===========  ======  ======
Changes in units
  (note 5):
   Units purchased...........      638,132      999,006    4,146,896    4,160,309     522     375
   Units redeemed............   (3,427,712)  (3,956,725)  (4,138,742)  (3,624,577)   (267)   (115)
                              ------------  -----------  -----------  -----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,789,580)  (2,957,719)       8,154      535,732     255     260
                              ============  ===========  ===========  ===========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                   Flexible Bond                 Forty                    Forty
                                    Portfolio --             Portfolio --             Portfolio --
                                Institutional Shares     Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2007        2006         2007         2006        2007        2006
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   892,569   1,169,469   (1,222,852)  (1,325,395)   (844,930)   (412,745)
   Net realized gain
     (loss) on
     investments.............    (690,035) (1,174,053)  10,538,302    5,779,991   8,631,195   1,590,535
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,303,152     817,008   23,107,183    3,446,043   9,049,538   1,436,524
   Capital gain
     distributions...........          --      76,285           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,505,686     888,709   32,422,633    7,900,639  16,835,803   2,614,314
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      46,531     135,775      279,019      363,823  26,739,033  11,687,928
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (238,309)   (599,649)    (891,539)  (1,466,854)   (418,010)    (41,483)
     Surrenders..............  (6,801,721) (6,942,283) (22,338,860) (22,946,951) (5,531,212) (2,287,749)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (31,227)    (39,441)    (127,411)    (147,400)    (65,742)    (39,543)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (148,064)    (36,534)    (600,921)    (208,040)    893,954     511,044
     Transfers (to) from
       other subaccounts.....  (1,247,897) (1,068,895)    (909,284)  (9,932,994)   (383,943) (1,870,278)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,420,687) (8,551,027) (24,588,996) (34,338,416) 21,234,080   7,959,919
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (6,915,001) (7,662,318)   7,833,637  (26,437,777) 38,069,883  10,574,233
Net assets at beginning
  of year....................  33,277,387  40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,362,386  33,277,387  114,659,432  106,825,795  74,923,326  36,853,443
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........     196,569     423,536      561,465      775,143   6,007,655   1,775,132
   Units redeemed............    (709,794)   (950,025)  (1,820,203)  (2,673,794) (4,289,251) (1,083,080)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (513,225)   (526,489)  (1,258,738)  (1,898,651)  1,718,404     692,052
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (185,658)   (230,400)   (128,619)   (178,048)  (1,441,974)     669,520
   Net realized gain
     (loss) on
     investments.............   1,321,239   1,809,226     953,662     889,964   32,482,308   23,654,399
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,119,746    (870,780)  1,086,891       1,744    8,411,024   28,009,501
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,255,327     708,046   1,911,934     713,660   39,451,358   52,333,420
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      20,106      46,346      35,934      39,479      382,767      695,386
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (76,000)    (19,035)    (92,314)    (86,863)    (973,637)    (951,535)
     Surrenders..............  (2,519,677) (2,020,674) (2,174,990) (1,658,839) (38,333,058) (23,156,472)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,904)    (20,225)    (20,408)    (20,363)    (165,070)    (151,159)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    (105,458)     66,107      39,800     163,802     (238,819)     462,067
     Transfers (to) from
       other subaccounts.....  (1,084,921) (1,417,514)    440,628  (1,050,897)   1,358,912   20,509,266
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,782,854) (3,364,995) (1,771,350) (2,613,681) (37,968,905)  (2,592,447)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (1,527,527) (2,656,949)    140,584  (1,900,021)   1,482,453   49,740,973
Net assets at beginning
  of year....................  12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $11,361,840  12,889,367  11,329,107  11,188,523  170,730,323  169,247,870
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     293,014     714,947     821,885   1,591,459    1,510,916    3,276,204
   Units redeemed............    (622,648) (1,046,573) (1,251,618) (2,259,219)  (2,632,677)  (3,269,455)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (329,634)   (331,626)   (429,733)   (667,760)  (1,121,761)       6,749
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Janus Aspen Series (continued)
                                    -------------------------------------------------------------------------
                                      International Growth       Large Cap Growth         Large Cap Growth
                                          Portfolio --             Portfolio --             Portfolio --
                                         Service Shares        Institutional Shares        Service Shares
                                    -----------------------  ------------------------  ----------------------
                                           Year ended               Year ended               Year ended
                                          December 31,             December 31,             December 31,
                                    -----------------------  ------------------------  ----------------------
                                        2007        2006         2007         2006        2007        2006
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (362,885)     81,559     (957,171)  (1,381,465)   (127,055)   (171,010)
   Net realized gain
     (loss) on
     investments...................   5,126,535   3,077,693    5,159,463      357,622     718,347     244,704
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   2,757,834   7,601,879   12,435,591   14,208,349     952,037   1,114,523
   Capital gain
     distributions.................          --          --           --           --          --          --
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   7,521,484  10,761,131   16,637,883   13,184,506   1,543,329   1,188,217
                                    -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums....................          --          --      126,194      359,280      42,614      85,312
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (113,825)   (163,810)  (1,919,472)  (1,873,213)   (176,638)    (90,468)
     Surrenders....................  (4,713,579) (2,237,408) (23,626,601) (25,413,001) (2,154,108) (1,283,397)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (64,626)    (58,819)    (151,705)    (178,445)    (15,814)    (16,286)
     Capital
       contribution
       (withdrawal)................          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (83,980)    (59,078)    (456,169)    (583,962)     20,192     (31,236)
     Transfers (to) from
       other subaccounts...........  (2,669,685) (2,692,554)  (4,310,045)  (7,221,584)   (830,731)   (241,430)
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (7,645,695) (5,211,669) (30,337,798) (34,910,925) (3,114,485) (1,577,505)
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.......................    (124,211)  5,549,462  (13,699,915) (21,726,419) (1,571,156)   (389,288)
Net assets at beginning
  of year..........................  32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                                    -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................... $32,014,254  32,138,465  120,734,314  134,434,229  11,792,937  13,364,093
                                    ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      37,072      76,734      336,989      606,994      83,647     183,218
   Units redeemed..................    (505,539)   (514,485)  (2,144,762)  (2,797,924)   (513,498)   (433,273)
                                    -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (468,467)   (437,751)  (1,807,773)  (2,190,930)   (429,851)   (250,055)
                                    ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2007          2006        2007        2006         2007         2006        2007        2006
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,319,188)  (1,655,115)   (200,702)   (217,261)  (1,096,902)     480,343    (174,551)      4,308
 Net realized gain
   (loss) on investments...    6,230,660      964,481   1,956,440     736,681    6,419,064   (2,205,245)  1,761,187     378,395
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   14,221,883   13,363,943     556,817     989,182    7,784,641   26,616,988    (272,991)  2,134,764
 Capital gain
   distributions...........      563,058           --      70,838          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   19,696,413   12,673,309   2,383,393   1,508,602   13,106,803   24,892,086   1,313,645   2,517,467
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      124,510      224,715      68,621      82,894      230,108      431,921      69,680      83,425
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (1,048,697)    (794,718)    (33,800)    (89,820)  (1,653,980)  (1,792,477)   (176,544)    (43,903)
   Surrenders..............  (18,918,663) (18,317,529) (2,970,313) (1,213,186) (30,417,213) (29,502,587) (3,944,921) (1,605,861)
   Cost of insurance and
    administrative
    expense (note 4a)......     (130,173)    (152,486)    (18,081)    (18,144)    (168,903)    (191,228)    (19,449)    (18,986)
   Capital contribution
    (withdrawal)...........           --           --          --          --           --           --          --          --
   Transfers (to) from
    the Guarantee Account..     (141,836)      98,996      63,030      25,639     (664,434)    (635,520)      1,325     (17,845)
   Transfers (to) from
    other subaccounts......   (3,218,615)  (9,087,388)   (791,982)   (463,838)  (4,802,766)  (8,381,406)    118,662  (1,816,361)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (23,333,474) (28,028,410) (3,682,525) (1,676,455) (37,477,188) (40,071,297) (3,951,247) (3,419,531)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................   (3,637,061) (15,355,101) (1,299,132)   (167,853) (24,370,385) (15,179,211) (2,637,602)   (902,064)
Net assets at beginning
 of year...................  106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $103,143,877  106,780,938  12,578,457  13,877,589  140,110,924  164,481,309  14,872,963  17,510,565
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........      475,772      608,520     607,152     332,865      772,423      582,198     638,762     166,068
 Units redeemed............   (1,542,173)  (2,082,379) (1,181,722)   (628,819)  (2,301,958)  (2,480,201) (1,160,767)   (701,884)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (1,066,401)  (1,473,859)   (574,570)   (295,954)  (1,529,535)  (1,898,003)   (522,005)   (535,816)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JPMorgan Insurance Trust
                              --------------------------------------------------------
                                                        JPMorgan
                                                        Insurance
                                                          Trust      JPMorgan Insurance
                                JPMorgan Insurance     Diversified   Trust Diversified
                                    Trust Core           Equity      Mid Cap Growth
                                 Bond Portfolio 1      Portfolio 1    Portfolio 1
                              ---------------------  --------------  -----------------
                                    Year ended         Year ended      Year ended
                                   December 31,       December 31,    December 31,
                              ---------------------  --------------  -----------------
                                 2007        2006      2007    2006   2007      2006
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   71,278     (6,927)  (5,101)   (20)    162      (20)
   Net realized gain
     (loss) on
     investments.............     (5,961)     4,301    4,206      1       4        1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     32,336     16,503   12,118    419    (282)     363
   Capital gain
     distributions...........         --         --      477     --   2,204       --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     97,653     13,877   11,700    400   2,088      344
                              ----------  ---------  -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............  1,076,301  1,499,418  218,418  4,000  10,604    4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --         --       --     --      --       --
     Surrenders..............    (88,455)   (76,365)  (8,469)    --  (1,019)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,032)        --     (268)    --      --       --
     Capital
       contribution
       (withdrawal)..........         --         --       --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............    606,471    136,586   12,460    (11)    (31)     (37)
     Transfers (to) from
       other subaccounts.....   (951,121)     7,424  504,584     --    (354)      --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    642,164  1,567,063  726,725  3,989   9,200    3,963
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets.................    739,817  1,580,940  738,425  4,389  11,288    4,307
Net assets at beginning
  of year....................  1,580,940         --    4,389     --   4,307       --
                              ----------  ---------  -------  -----   ------    -----
Net assets at end of
  period..................... $2,320,757  1,580,940  742,814  4,389  15,595    4,307
                              ==========  =========  =======  =====   ======    =====
Changes in units
  (note 5):
   Units purchased...........    429,521    195,754   94,323    403   1,097      438
   Units redeemed............   (368,072)   (43,874) (32,212)    (5)   (178)      (8)
                              ----------  ---------  -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     61,449    151,880   62,111    398     919      430
                              ==========  =========  =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             JPMorgan Insurance Trust (continued)
                            ----------------------------------------------------------------------
                                                    JPMorgan           JPMorgan        JPMorgan
                                JPMorgan            Insurance          Insurance       Insurance
                                Insurance             Trust              Trust           Trust
                              Trust Equity         Government          Intrepid        Intrepid
                                  Index               Bond              Growth          Mid Cap
                               Portfolio 1         Portfolio 1        Portfolio 1     Portfolio 1
                            ----------------  --------------------  --------------  --------------
                               Year ended          Year ended         Year ended      Year ended
                              December 31,        December 31,       December 31,    December 31,
                            ----------------  --------------------  --------------  --------------
                              2007     2006      2007       2006      2007    2006    2007    2006
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (3,908)    (18)    74,672     (6,754)  (6,627)   (19)  (5,116)   (24)
 Net realized gain
   (loss) on investments...    1,579      --     (2,268)     4,316   11,237      1   (1,151)     1
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,590     232     43,378     14,615   42,315    295      827    324
 Capital gain
   distributions...........       --      --         --         --       --     --    1,199     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     operations............    3,261     214    115,782     12,177   46,925    277   (4,241)   301
                            --------  ------  ---------  ---------  -------  -----  -------  -----
From capital
 transactions:
 Net premiums..............  167,854  13,135  1,019,596  1,407,822  264,292  4,000  212,077  9,348
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........       --      --         --         --       --     --       --     --
   Surrenders..............  (11,533)     --    (63,483)   (76,542) (10,338)    --  (11,308)    --
   Cost of insurance and
    administrative
    expense (note 4a)......     (226)     --       (953)        --     (348)    --     (249)    --
   Capital contribution
    (withdrawal)...........       --      --         --         --       --     --       --     --
   Transfers (to) from
    the Guarantee Account..    9,683     (21)   560,525    151,973   15,977    (22)  36,934      6
   Transfers (to) from
    other subaccounts......  391,104      --   (981,533)     7,349  604,236     --  507,451     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  556,882  13,114    534,152  1,490,602  873,819  3,978  744,905  9,354
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets................  560,143  13,328    649,934  1,502,779  920,744  4,255  740,664  9,655
Net assets at beginning
 of year...................   13,328      --  1,502,779         --    4,255     --    9,655     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Net assets at end of
 period.................... $573,471  13,328  2,152,713  1,502,779  924,999  4,255  750,319  9,655
                            ========  ======  =========  =========  =======  =====  =======  =====
Changes in units
 (note 5):
 Units purchased...........   76,576   1,226    418,942    188,979  128,993    423  109,255    939
 Units redeemed............  (26,464)     --   (367,572)   (44,649) (46,409)    (6) (37,584)    --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   50,112   1,226     51,370    144,330   82,584    417   71,671    939
                            ========  ======  =========  =========  =======  =====  =======  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Equity Trust
                            -------------------------------------------------------------------------
                                                         Legg Mason Partners     Legg Mason Partners
                              Legg Mason Partners       Variable Capital and    Variable Capital and
                            Variable Aggressive Growth         Income                  Income
                             Portfolio -- Class II      Portfolio -- Class I    Portfolio -- Class II
                            -------------------------  ----------------------  ----------------------
                                   Year ended                Year ended              Year ended
                                  December 31,              December 31,            December 31,
                            -------------------------  ----------------------  ----------------------
                                2007         2006         2007        2006        2007        2006
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $  (181,653)    (168,835)     429,268      61,476     403,586      62,227
   Net realized gain
    (loss) on investments..     432,599      547,935    1,844,027     495,984     643,960      59,599
   Change in unrealized
    appreciation
    (depreciation) on
    investments............    (498,678)     481,755   (3,333,572)    607,417  (2,530,495)    398,764
   Capital gain
    distributions..........      90,727           --    1,436,192     235,394   1,787,127     191,539
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    (157,005)     860,855      375,915   1,400,271     304,178     712,129
                            -----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions:
   Net premiums............     787,847    2,132,562      203,223       1,912   3,341,405   7,549,250
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........      (8,421)         716       (5,607)   (233,709)         --          --
    Surrenders.............    (945,315)    (566,616)  (2,634,861) (2,527,435)   (580,188)   (246,665)
    Cost of insurance
     and administrative
     expense (note 4a).....     (24,237)     (20,885)     (10,372)    (13,421)     (6,925)     (1,221)
    Capital contribution
     (withdrawal)..........          --           --           --          --          --          --
    Transfers (to) from
     the Guarantee
     Account...............     682,893      227,820      (25,253)   (103,192)     37,134     220,148
    Transfers (to) from
     other subaccounts.....    (772,955)     374,084     (232,685)   (306,991)   (661,774)    598,634
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    (280,188)   2,147,681   (2,705,555) (3,182,836)  2,129,652   8,120,146
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................    (437,193)   3,008,536   (2,329,640) (1,782,565)  2,433,830   8,832,275
Net assets at beginning
 of year...................  11,455,037    8,446,501   13,040,829  14,823,394  10,917,837   2,085,562
                            -----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of
 period.................... $11,017,844   11,455,037   10,711,189  13,040,829  13,351,667  10,917,837
                            ===========   ==========   ==========  ==========  ==========  ==========
Changes in units
 (note 5):
   Units purchased.........     312,705      552,427    2,168,523      91,054   2,565,996   1,003,576
   Units redeemed..........    (330,947)    (393,815)  (2,081,518)   (339,000) (2,186,678)   (242,955)
                            -----------   ----------   ----------  ----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2007
    and 2006...............     (18,242)     158,612       87,005    (247,946)    379,318     760,621
                            ===========   ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                      Legg Mason Partners
                              Legg Mason Partners Variable Equity Trust (continued)  Variable Income Trust
                              -------------------------------------------------     ----------------------
                                     Legg Mason                  Legg Mason               Legg Mason
                                 Partners Variable            Partners Variable        Partners Variable
                                    Fundamental                   Investors                Strategic
                                 Value Portfolio --             Portfolio --           Bond Portfolio --
                                      Class I                      Class I                  Class I
                              -----------------------     ------------------------  ----------------------
                                     Year ended                  Year ended               Year ended
                                    December 31,                December 31,             December 31,
                              -----------------------     ------------------------  ----------------------
                                  2007           2006         2007         2006        2007        2006
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    26,759        (46,423)    (113,167)      30,240     913,695   1,311,146
   Net realized gain
     (loss) on
     investments.............   2,365,422        731,584    3,088,183    3,438,458    (467,859)   (613,737)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (3,971,395)     1,284,760   (2,741,134)   2,151,262    (282,006)    478,711
   Capital gain
     distributions...........   1,581,837        605,574      817,152      949,703          --      35,316
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       2,623      2,575,495    1,051,034    6,569,663     163,830   1,211,436
                              -----------     ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,348,018      2,529,616       29,506       26,441      92,018      90,608
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (33,084)        (9,532)    (113,524)    (193,998)   (252,820)   (510,828)
     Surrenders..............  (2,087,431)      (965,720)  (7,372,657) (10,422,631) (6,803,235) (7,497,800)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (56,331)       (50,902)     (38,071)     (46,301)    (31,250)    (38,319)
     Capital
       contribution
       (withdrawal)..........          --             --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     110,620        176,250      (23,974)      13,708      53,835      65,671
     Transfers (to) from
       other subaccounts.....  (2,359,938)    (1,055,561)  (2,707,210)  (1,685,789)   (199,175)   (128,710)
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,078,146)       624,151  (10,225,930) (12,308,570) (7,140,627) (8,019,378)
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (3,075,523)     3,199,646   (9,174,896)  (5,738,907) (6,976,797) (6,807,942)
Net assets at beginning
  of year....................  18,818,929     15,619,283   39,253,035   44,991,942  34,924,207  41,732,149
                              -----------     ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $15,743,406     18,818,929   30,078,139   39,253,035  27,947,410  34,924,207
                              ===========     ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,724,838        582,300      136,388      328,112     262,401     476,715
   Units redeemed............  (3,263,434)      (515,235)    (728,927)  (1,120,152)   (747,941) (1,037,787)
                              -----------     ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     461,404         67,065     (592,539)    (792,040)   (485,540)   (561,072)
                              ===========     ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------
                                    MFS(R) Investors Growth  MFS(R) Investors Trust   MFS(R) New Discovery
                                    Stock Series -- Service     Series -- Service       Series -- Service
                                          Class Shares            Class Shares            Class Shares
                                    -----------------------  ----------------------  ----------------------
                                           Year ended              Year ended              Year ended
                                          December 31,            December 31,            December 31,
                                    -----------------------  ----------------------  ----------------------
                                        2007        2006        2007        2006        2007        2006
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (358,671)   (387,156)   (197,828)   (280,116)    288,325    (581,546)
   Net realized gain
     (loss) on
     investments...................   1,118,381     667,104   1,402,116     949,911   2,358,822   1,727,357
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   1,409,290   1,095,074     305,943   1,564,096  (3,755,006)  2,052,896
   Capital gain
     distributions.................          --          --     181,660          --   1,771,102     693,054
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   2,169,000   1,375,022   1,691,891   2,233,891     663,243   3,891,761
                                    -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................     169,820   1,627,017     260,650     626,445     201,464   1,269,889
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (70,911)   (222,489)   (191,565)   (135,321)   (182,820)   (330,954)
     Surrenders....................  (2,501,900) (1,960,666) (2,686,468) (1,956,889) (4,617,747) (3,053,743)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (45,246)    (44,945)    (40,018)    (41,183)    (63,961)    (68,638)
     Capital
       contribution
       (withdrawal)................          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     164,721     246,396      73,297     110,881      51,886     212,401
     Transfers (to) from
       other subaccounts...........  (1,339,582) (1,370,120) (1,278,684) (1,189,678) (4,010,513) (2,462,140)
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (3,623,098) (1,724,807) (3,862,788) (2,585,745) (8,621,691) (4,433,185)
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (1,454,098)   (349,785) (2,170,897)   (351,854) (7,958,448)   (541,424)
Net assets at beginning
  of year..........................  25,115,687  25,465,472  21,602,975  21,954,829  37,342,284  37,883,708
                                    -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $23,661,589  25,115,687  19,432,078  21,602,975  29,383,836  37,342,284
                                    ===========  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................     251,356     548,471      75,403     201,307     382,035     722,208
   Units redeemed..................    (700,963)   (871,658)   (438,734)   (482,369) (1,175,688) (1,177,905)
                                    -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (449,607)   (323,187)   (363,331)   (281,062)   (793,653)   (455,697)
                                    ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------
                                    MFS(R) Strategic       MFS(R) Total Return       MFS(R) Utilities
                                    Income Series --            Series --               Series --
                                    Service Class Shares  Service Class Shares     Service Class Shares
                                    -------------------  ----------------------  -----------------------
                                       Year ended              Year ended               Year ended
                                      December 31,            December 31,             December 31,
                                    -------------------  ----------------------  -----------------------
                                      2007      2006        2007        2006         2007        2006
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 1,832       490       246,822     116,486    1,201,882     152,520
   Net realized gain
     (loss) on
     investments...................     118       (55)      642,087     131,886    8,278,355   5,150,568
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (740)    1,117    (1,417,431)  2,893,280    1,847,164   6,038,058
   Capital gain
     distributions.................      --        84     1,358,714     829,403    2,650,863   1,923,936
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   1,210     1,636       830,192   3,971,055   13,978,264  13,265,082
                                     -------    ------   ----------  ----------  -----------  ----------
From capital
  transactions:
   Net premiums....................      --     3,879    25,256,408  32,121,940    3,998,893   3,810,375
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      --        --       (33,961)     (3,496)    (241,861)   (336,097)
     Surrenders....................    (820)     (371)   (4,095,705) (1,653,789) (10,860,726) (5,218,467)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........    (203)      (48)      (50,171)    (24,960)    (126,525)    (96,925)
     Capital
       contribution
       (withdrawal)................      --        --            --          --           --          --
     Transfers (to) from
       the Guarantee
       Account.....................  29,709    36,816       424,642   1,021,843    1,233,611   1,183,417
     Transfers (to) from
       other subaccounts...........      66     2,333      (837,257) (1,060,372)   1,951,285     207,435
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  28,752    42,609    20,663,956  30,401,166   (4,045,323)   (450,262)
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets.......................  29,962    44,245    21,494,148  34,372,221    9,932,941  12,814,820
Net assets at beginning
  of year..........................  47,586     3,341    54,869,289  20,497,068   58,883,930  46,069,110
                                     -------    ------   ----------  ----------  -----------  ----------
Net assets at end of
  period........................... $77,548    47,586    76,363,437  54,869,289   68,816,871  58,883,930
                                     =======    ======   ==========  ==========  ===========  ==========
Changes in units
  (note 5):
   Units purchased.................   2,940     6,663     4,557,238   4,392,734    1,242,197   1,469,199
   Units redeemed..................    (479)   (2,857)   (2,747,418) (1,542,801)  (1,558,357) (1,560,619)
                                     -------    ------   ----------  ----------  -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   2,461     3,806     1,809,820   2,849,933     (316,160)    (91,420)
                                     =======    ======   ==========  ==========  ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2007        2006        2007        2006
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (85,901)   (118,661)   (114,205)   (158,545)
   Net realized gain
     (loss) on
     investments.............     807,245     464,948     708,494     422,269
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     624,909     118,864     908,896     201,536
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,346,253     465,151   1,503,185     465,260
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      33,900       5,689      13,441      17,330
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (24,946)    (56,415)    (79,902)    (71,792)
     Surrenders..............  (2,109,492) (1,944,530) (2,509,437) (2,243,622)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,529)    (12,175)    (11,707)    (15,258)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (17,526)     35,815     (30,269)    (92,810)
     Transfers (to) from
       other subaccounts.....    (252,566)   (750,099)   (738,964) (1,023,445)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,380,159) (2,721,715) (3,356,838) (3,429,597)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,033,906) (2,256,564) (1,853,653) (2,964,337)
Net assets at beginning
  of year....................   7,214,249   9,470,813  10,171,980  13,136,317
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 6,180,343   7,214,249   8,318,327  10,171,980
                              ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      93,936     162,184      21,895      53,805
   Units redeemed............    (286,230)   (413,656)   (199,213)   (253,201)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (192,294)   (251,472)   (177,318)   (199,396)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds
                                    ---------------------------------------------------------------------------
                                           Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                             Balanced                Fund/VA --              Appreciation
                                             Fund/VA               Service Shares               Fund/VA
                                    -------------------------  ----------------------  ------------------------
                                            Year ended               Year ended               Year ended
                                           December 31,             December 31,             December 31,
                                    -------------------------  ----------------------  ------------------------
                                        2007          2006        2007        2006         2007         2006
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    881,692      982,309     189,578     137,772   (1,254,285)  (1,274,607)
   Net realized gain
     (loss) on
     investments...................    1,155,917    1,100,489     328,987     (25,918)   8,384,169    4,995,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (5,151,604)     967,889  (3,360,227)  2,106,542    5,783,104    3,779,772
   Capital gain
     distributions.................    4,684,444    2,776,619   3,355,513   1,288,593           --           --
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................    1,570,449    5,827,306     513,851   3,506,989   12,912,988    7,501,003
                                    ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums....................      190,682       87,678  13,021,834  17,604,599      168,027       96,777
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (307,400)    (578,459)   (608,763)    (90,255)  (1,016,455)  (1,087,648)
     Surrenders....................  (13,730,455) (11,995,955) (3,007,941) (2,193,350) (23,876,988) (23,341,964)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (58,777)     (67,261)    (58,750)    (52,035)    (111,330)    (134,562)
     Capital
       contribution
       (withdrawal)................           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      214,375      (93,307)    380,078     732,603     (360,040)    (496,525)
     Transfers (to) from
       other subaccounts...........      707,674   (2,398,887) (1,887,044) (2,864,975)  (2,935,263)  (6,096,148)
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (12,983,901) (15,046,191)  7,839,414  13,136,587  (28,132,049) (31,060,070)
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.......................  (11,413,452)  (9,218,885)  8,353,265  16,643,576  (15,219,061) (23,559,067)
Net assets at beginning
  of year..........................   62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                                    ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period........................... $ 50,975,974   62,389,426  51,835,028  43,481,763   98,385,439  113,604,500
                                    ============  ===========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................      253,021      246,728   2,503,513   3,421,649      531,273      479,628
   Units redeemed..................     (705,271)    (768,322) (1,758,458) (2,121,563)  (1,541,044)  (1,532,530)
                                    ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (452,250)    (521,594)    745,055   1,300,086   (1,009,771)  (1,052,902)
                                    ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer           Oppenheimer Global
                                     Fund/VA --                Core Bond           Securities Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ------------------------
                                  2007        2006         2007         2006         2007         2006
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (258,756)   (202,730)   2,131,705    2,604,846       41,460     (835,357)
   Net realized gain
     (loss) on
     investments.............   1,261,166     624,397     (329,216)    (709,730)   8,314,331    9,168,042
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     860,710     462,227     (266,797)     260,222   (8,483,476)   2,546,591
   Capital gain
     distributions...........          --          --           --           --    5,954,508    6,724,268
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,863,120     883,894    1,535,692    2,155,338    5,826,823   17,603,544
                              -----------  ----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,510,274   1,775,701      125,316       99,893    4,418,729    9,107,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (10,756)         --     (450,325)    (863,905)    (768,453)    (486,001)
     Surrenders..............  (1,910,621) (1,018,016) (13,139,549) (13,480,762) (12,565,066)  (7,628,186)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,417)    (38,163)     (63,156)     (70,401)    (275,969)    (246,695)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,171,718     451,256      236,344      295,562    2,275,192    2,996,744
     Transfers (to) from
       other subaccounts.....  (1,615,268)   (513,712)   5,499,183      728,334   (6,852,332) (10,862,951)
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (897,070)    657,066   (7,792,187) (13,291,279) (13,767,899)  (7,119,447)
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................     966,050   1,540,960   (6,256,495) (11,135,941)  (7,941,076)  10,484,097
Net assets at beginning
  of year....................  15,884,414  14,343,454   57,980,039   69,115,980  128,890,964  118,406,867
                              -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $16,850,464  15,884,414   51,723,544   57,980,039  120,949,888  128,890,964
                              ===========  ==========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     639,868     617,655      607,444      698,730    1,695,947    2,974,365
   Units redeemed............    (708,008)   (559,625)    (916,668)  (1,257,988)  (2,655,834)  (3,656,432)
                              -----------  ----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (68,140)     58,030     (309,224)    (559,258)    (959,887)    (682,067)
                              ===========  ==========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds (continued)
                                    --------------------------------------------------------------------------
                                                                   Oppenheimer Main     Oppenheimer Main Street
                                         Oppenheimer High         Street Fund/VA --      Small Cap Fund/VA --
                                          Income Fund/VA            Service Shares          Service Shares
                                    -------------------------  -----------------------  ----------------------
                                            Year ended                Year ended              Year ended
                                           December 31,              December 31,            December 31,
                                    -------------------------  -----------------------  ----------------------
                                        2007          2006         2007        2006        2007        2006
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  3,179,051    4,047,547     (582,401)   (454,666)   (684,053)   (542,063)
   Net realized gain
     (loss) on
     investments...................     (522,129)  (1,038,263)   6,841,450   3,191,212   1,554,075   2,392,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (3,101,478)   1,720,366   (3,858,926)  5,635,651  (4,509,261)  1,287,236
   Capital gain
     distributions.................           --           --           --          --   1,374,213     976,335
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     (444,556)   4,729,650    2,400,123   8,372,197  (2,265,026)  4,113,714
                                    ------------  -----------  -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................       33,898      127,984   15,395,645  21,982,059  14,906,973   8,387,839
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (740,153)  (1,243,259)    (506,099)   (570,720)    (12,115)    (17,496)
     Surrenders....................  (11,876,408) (13,561,465)  (9,137,223) (5,550,538) (3,522,693) (1,994,701)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (47,495)     (58,925)    (129,001)   (108,555)   (114,085)    (87,192)
     Capital
       contribution
       (withdrawal)................           --           --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (121,982)     371,797     (393,820)  1,568,613   1,806,915   1,553,925
     Transfers (to) from
       other subaccounts...........   (2,031,457)  (2,203,122) (33,418,213) (1,228,323)  9,945,701    (713,897)
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (14,783,597) (16,566,990) (28,188,711) 16,092,536  23,010,696   7,128,478
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (15,228,153) (11,837,340) (25,788,588) 24,464,733  20,745,670  11,242,192
Net assets at beginning
  of year..........................   58,611,200   70,448,540   81,488,531  57,023,798  41,872,076  30,629,884
                                    ------------  -----------  -----------  ----------  ----------  ----------
Net assets at end of
  period........................... $ 43,383,047   58,611,200   55,699,943  81,488,531  62,617,746  41,872,076
                                    ============  ===========  ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      242,039      687,318    3,277,493   3,412,925   3,239,538   1,668,241
   Units redeemed..................     (762,463)  (1,279,802)  (5,721,555) (2,077,362) (1,410,666) (1,235,251)
                                    ------------  -----------  -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (520,424)    (592,484)  (2,444,062)  1,335,563   1,828,872     432,990
                                    ============  ===========  ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                  Oppenheimer MidCap       Oppenheimer MidCap
                                       Fund/VA           Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended               Year ended
                                     December 31,             December 31,
                              -------------------------  ------------------------
                                  2007          2006        2007          2006
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (944,065)  (1,180,660)    (86,700)    (101,378)
   Net realized gain
     (loss) on
     investments.............    3,246,016    3,238,935     430,548      324,881
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,440,912     (642,714)    (59,150)    (189,070)
   Capital gain
     distributions...........           --           --          --           --
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,742,863    1,415,561     284,698       34,433
                              ------------  -----------   ----------   ---------
From capital
  transactions:
   Net premiums..............      100,654      126,370     379,103      385,338
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (486,702)    (961,371)     (2,916)     (23,133)
     Surrenders..............  (13,651,031) (13,821,686)   (437,238)    (345,999)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (64,309)     (87,200)    (12,558)     (15,346)
     Capital
       contribution
       (withdrawal)..........           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (306,041)    (249,549)     84,921      192,596
     Transfers (to) from
       other subaccounts.....   (4,680,946)  (5,241,427) (1,203,325)    (393,046)
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (19,088,375) (20,234,863) (1,192,013)    (199,590)
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets.................  (15,345,512) (18,819,302)   (907,315)    (165,157)
Net assets at beginning
  of year....................   75,279,230   94,098,532   6,051,506    6,216,663
                              ------------  -----------   ----------   ---------
Net assets at end of
  period..................... $ 59,933,718   75,279,230   5,144,191    6,051,506
                              ============  ===========   ==========   =========
Changes in units
  (note 5):
   Units purchased...........       71,046      393,978      74,809      139,873
   Units redeemed............     (700,674)  (1,061,845)   (146,859)    (154,432)
                              ------------  -----------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (629,628)    (667,867)    (72,050)     (14,559)
                              ============  ===========   ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              -------------------------------------------------------------------------------
                                     All Asset         Foreign Bond Portfolio             High Yield
                                Portfolio -- Advisor   (U.S. Dollar Hedged) --     Portfolio -- Administrative
                                    Class Shares       Administrative Class Shares       Class Shares
                              -----------------------  --------------------------  --------------------------
                                     Year ended              Year ended                   Year ended
                                    December 31,            December 31,                 December 31,
                              -----------------------  --------------------------  --------------------------
                                  2007        2006        2007          2006           2007          2006
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   662,946     319,468     169,619       276,049      5,473,260     5,304,907
   Net realized gain
     (loss) on
     investments.............      80,112     (54,598)    (34,735)       22,680       (206,426)      537,465
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (184,167)    (40,462)     40,516      (282,295)    (3,784,824)    1,283,979
   Capital gain
     distributions...........          --      13,040          --        22,389             --            --
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     558,891     237,448     175,400        38,823      1,482,010     7,126,351
                              -----------  ----------   ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     521,893   1,796,100      54,395        51,402      8,037,072    13,713,659
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (173,416)     (5,561)   (123,379)     (109,193)      (815,832)     (665,641)
     Surrenders..............    (632,141)   (398,880) (1,396,802)   (1,151,685)   (10,470,794)   (8,782,796)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (26,032)    (23,307)    (12,193)      (15,116)      (195,643)     (197,436)
     Capital
       contribution
       (withdrawal)..........          --          --          --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     374,390     889,588     124,985       138,544        368,701     1,640,190
     Transfers (to) from
       other subaccounts.....   7,579,274  (1,982,412)   (192,356)     (858,605)   (18,636,422)   (5,796,381)
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   7,643,968     275,528  (1,545,350)   (1,944,653)   (21,712,918)      (88,405)
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................   8,202,859     512,976  (1,369,950)   (1,905,830)   (20,230,908)    7,037,946
Net assets at beginning
  of year....................   6,946,353   6,433,377   9,716,728    11,622,558    105,639,265    98,601,319
                              -----------  ----------   ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $15,149,212   6,946,353   8,346,778     9,716,728     85,408,357   105,639,265
                              ===========  ==========   ==========    ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   3,099,326   1,121,070     151,729       144,944      2,822,570     3,249,864
   Units redeemed............  (2,419,304) (1,090,633)   (272,086)     (299,802)    (4,554,670)   (3,063,432)
                              -----------  ----------   ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     680,022      30,437    (120,357)     (154,858)    (1,732,100)      186,432
                              ===========  ==========   ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    ----------------------------------------------------------------------------------
                                    Long-Term U.S. Government         Low Duration                Total Return
                                    Portfolio -- Administrative Portfolio -- Administrative Portfolio -- Administrative
                                          Class Shares                Class Shares                Class Shares
                                    --------------------------  --------------------------  --------------------------
                                           Year ended                  Year ended                  Year ended
                                          December 31,                December 31,                December 31,
                                    --------------------------  --------------------------  --------------------------
                                        2007          2006          2007          2006          2007          2006
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 2,044,529     2,331,590     2,308,493       434,087    10,378,500    10,015,874
   Net realized gain
     (loss) on
     investments...................    (917,698)   (1,094,899)      726,901      (109,899)   (2,101,011)   (2,050,702)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   4,778,984    (2,146,989)    3,249,935        38,775    12,081,199    (1,297,454)
   Capital gain
     distributions.................          --       600,825            --            --            --            --
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations................   5,905,815      (309,473)    6,285,329       362,963    20,358,688     6,667,718
                                     -----------   ----------    -----------   ----------   -----------   -----------
From capital
  transactions:
   Net premiums....................  20,351,052    10,210,817    79,743,357    10,673,050    48,656,310    53,643,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (507,213)     (843,345)      (57,165)          231    (2,215,066)   (1,908,218)
     Surrenders....................  (7,912,176)   (6,593,646)   (3,893,113)     (785,176)  (39,457,409)  (27,716,645)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (95,695)      (91,041)      (57,704)      (18,939)     (512,737)     (492,163)
     Capital
       contribution
       (withdrawal)................          --            --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account.....................     311,889     1,245,816     3,934,086       882,498     1,049,784     5,574,718
     Transfers (to) from
       other subaccounts...........     488,435    (2,045,790)   84,809,347       663,909   (50,080,759)      597,682
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  12,636,292     1,882,811   164,478,808    11,415,573   (42,559,877)   29,698,433
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets.......................  18,542,107     1,573,338   170,764,137    11,778,536   (22,201,189)   36,366,151
Net assets at beginning
  of year..........................  62,943,030    61,369,692    20,805,292     9,026,756   321,728,368   285,362,217
                                     -----------   ----------    -----------   ----------   -----------   -----------
Net assets at end of
  period........................... $81,485,137    62,943,030   191,569,429    20,805,292   299,527,179   321,728,368
                                     ===========   ==========    ===========   ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased.................   4,939,215     2,362,744    27,163,180     3,584,328    14,983,262    12,883,556
   Units redeemed..................  (3,604,298)   (1,984,806)  (11,286,307)   (2,445,203)  (18,526,893)   (9,654,573)
                                     -----------   ----------    -----------   ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   1,334,917       377,938    15,876,873     1,139,125    (3,543,631)    3,228,983
                                     ===========   ==========    ===========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    The Prudential Series Fund
                            -------------------------------------------------------------------------------------------

                              Jennison 20/20 Focus          Jennison           Natural Resources    SP International
                                  Portfolio --            Portfolio --           Portfolio --       Growth Portfolio --
                                    Class II                Class II               Class II             Class II
                            ------------------------  --------------------  ----------------------  ------------------
                                   Year ended              Year ended             Year ended           Year ended
                                  December 31,            December 31,           December 31,         December 31,
                            ------------------------  --------------------  ----------------------  ------------------
                                2007         2006        2007       2006       2007        2006       2007      2006
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  3,139,949    (170,547)   (58,128)   (48,641)  6,375,980     201,788   19,499      (750)
 Net realized gain
   (loss) on investments...    2,340,512     648,006    105,148    129,238   2,877,574    (599,495)  14,978     3,987
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   (3,346,613)  1,621,599    276,848    (40,137)  1,485,716      22,180   (3,282)   20,303
 Capital gain
   distributions...........           --     510,406         --         --          --   1,596,883       --     1,025
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     operations............    2,133,848   2,609,464    323,868     40,460  10,739,270   1,221,356   31,195    24,565
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
From capital
 transactions:
 Net premiums..............   27,906,594  20,969,714     93,923    696,289   7,394,948   4,160,030       --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (13,916)    (84,345)    (8,418)    (9,171)    (63,334)    (36,834)      --        --
   Surrenders..............   (1,895,253) (1,125,024)  (191,794)  (267,714) (1,642,101)   (713,653) (47,813)  (33,586)
   Cost of insurance and
    administrative
    expense (note 4a)......      (39,835)    (18,437)    (6,128)    (4,668)    (60,643)    (24,705)    (317)     (352)
   Capital contribution
    (withdrawal)...........           --          --         --         --          --          --       --        --
   Transfers (to) from
    the Guarantee Account..     (294,726)    904,554    102,057    127,828   1,654,043   1,381,977    4,486        16
   Transfers (to) from
    other subaccounts......  (20,916,129)  5,638,238   (171,425)  (273,928)  9,724,697   4,722,429        8   163,049
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............    4,746,735  26,284,700   (181,785)   268,636  17,007,610   9,489,244  (43,636)  129,127
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets................    6,880,583  28,894,164    142,083    309,096  27,746,880  10,710,600  (12,441)  153,692
Net assets at beginning
 of year...................   36,309,222   7,415,058  3,327,626  3,018,530  15,160,231   4,449,631  172,856    19,164
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Net assets at end of
 period.................... $ 43,189,805  36,309,222  3,469,709  3,327,626  42,907,111  15,160,231  160,415   172,856
                            ============  ==========  =========  =========  ==========  ==========  =======   =======
Changes in units
 (note 5):
 Units purchased...........    4,600,588   3,102,739     54,179    157,738   2,126,660   1,728,775      355    15,573
 Units redeemed............   (4,204,486) (1,104,224)   (70,027)  (133,280) (1,199,560) (1,176,030)  (3,375)   (3,003)
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      396,102   1,998,515    (15,848)    24,458     927,100     552,745   (3,020)   12,570
                            ============  ==========  =========  =========  ==========  ==========  =======   =======

                            ------------------
                            SP Prudential U.S.
                            Emerging Growth
                              Portfolio --
                                Class II
                            -----------------
                               Year ended
                              December 31,
                            -----------------
                             2007      2006
                            ------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............  1,844     4,898
 Net realized gain
   (loss) on investments...    165     8,001
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    881    (8,744)
 Capital gain
   distributions...........     --     1,662
                            ------   -------
    Increase (decrease)
     in net assets from
     operations............  2,890     5,817
                            ------   -------
From capital
 transactions:
 Net premiums..............     --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     --        --
   Surrenders..............   (452)     (423)
   Cost of insurance and
    administrative
    expense (note 4a)......    (41)      (38)
   Capital contribution
    (withdrawal)...........     --        --
   Transfers (to) from
    the Guarantee Account..     (2)        2
   Transfers (to) from
    other subaccounts......     --   (75,158)
                            ------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   (495)  (75,617)
                            ------   -------
Increase (decrease) in
 net assets................  2,395   (69,800)
Net assets at beginning
 of year................... 20,015    89,815
                            ------   -------
Net assets at end of
 period.................... 22,410    20,015
                            ======   =======
Changes in units
 (note 5):
 Units purchased...........     --        --
 Units redeemed............    (37)   (6,292)
                            ------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (37)   (6,292)
                            ======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Universal
                                                     Institutional
                              Rydex Variable Trust    Funds, Inc.          Van Kampen Life Investment Trust
                            -----------------------  ------------- ------------------------------------------------
                                                      Equity and
                                                        Income
                                                     Portfolio --                               Strategic Growth
                                                       Class II      Comstock Portfolio --        Portfolio --
                                    OTC Fund            Shares          Class II Shares          Class II Shares
                            -----------------------  ------------- ------------------------  ----------------------
                                                      Period from
                                   Year ended          May 1 to           Year ended               Year ended
                                  December 31,       December 31,        December 31,             December 31,
                            -----------------------  ------------- ------------------------  ----------------------
                                2007        2006         2007          2007         2006        2007        2006
                            -----------  ----------  ------------- -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (133,967)   (167,755)     (24,612)      (82,687)     799,118    (175,607)   (168,025)
 Net realized gain
   (loss) on investments...     805,687     343,086      (18,939)    3,168,859    2,807,021     555,865     359,618
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     637,610     267,012      (87,680)  (11,011,500)   5,390,986   1,196,588     (69,257)
 Capital gain
   distributions...........          --          --       25,537     2,373,564    4,341,644          --          --
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   1,309,330     442,343     (105,694)   (5,551,764)  13,338,769   1,576,846     122,336
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............     188,641     410,878    6,224,049    25,192,684   15,172,702     159,511     982,606
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (41,472)    (30,502)          --      (153,667)    (487,506)    (54,246)    (36,646)
   Surrenders..............  (1,188,962)   (797,877)     (66,487)   (9,246,388)  (4,716,386)   (703,098)   (542,959)
   Cost of insurance and
    administrative
    expense (note 4a)......     (22,376)    (20,537)          --      (309,609)    (240,424)    (34,741)    (30,651)
   Capital contribution
    (withdrawal)...........          --          --           --            --           --          --          --
   Transfers (to) from
    the Guarantee Account..     813,456     298,093       17,322     3,535,043    3,393,107     634,991     732,138
   Transfers (to) from
    other subaccounts......  (1,742,647) (5,411,061)   1,016,287     6,665,072   (2,721,015) (1,258,626)   (907,313)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,993,360) (5,551,006)   7,191,171    25,683,135   10,400,478  (1,256,209)    197,175
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (684,030) (5,108,663)   7,085,477    20,131,371   23,739,247     320,637     319,511
Net assets at beginning
 of year...................  10,117,894  15,226,557           --   111,331,376   87,592,129  11,110,932  10,791,421
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 9,433,864  10,117,894    7,085,477   131,462,747  111,331,376  11,431,569  11,110,932
                            ===========  ==========    =========   ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     540,660   1,433,363      992,545     5,495,932    3,554,438     105,852     235,203
 Units redeemed............  (1,029,503) (2,522,487)    (262,555)   (3,349,890)  (2,767,353)   (218,709)   (230,030)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (488,843) (1,089,124)     729,990     2,146,042      787,085    (112,857)      5,173
                            ===========  ==========    =========   ===========  ===========  ==========  ==========


                            XTF Advisors Trust
                            -------------------



                            ETF 60 Portfolio --
                              Class II Shares
                            -------------------
                                Period from
                                 May 1 to
                               December 31,
                            -------------------
                                   2007
                            -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............        (69,679)
 Net realized gain
   (loss) on investments...         (6,964)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............        (96,032)
 Capital gain
   distributions...........             --
                                 ---------
    Increase (decrease)
     in net assets from
     operations............       (172,675)
                                 ---------
From capital
 transactions:
 Net premiums..............      8,364,944
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........             --
   Surrenders..............         13,685
   Cost of insurance and
    administrative
    expense (note 4a)......             --
   Capital contribution
    (withdrawal)...........             --
   Transfers (to) from
    the Guarantee Account..        (12,412)
   Transfers (to) from
    other subaccounts......        145,347
                                 ---------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      8,511,564
                                 ---------
Increase (decrease) in
 net assets................      8,338,889
Net assets at beginning
 of year...................             --
                                 ---------
Net assets at end of
 period....................      8,338,889
                                 =========
Changes in units
 (note 5):
 Units purchased...........      1,403,053
 Units redeemed............       (553,653)
                                 ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................        849,400
                                 =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust -- Legg Mason      Van Kampen Life Investment Trust -- Strategic Growth
  Partners Variable Capital and Income Portfolio -- Class II   Portfolio -- Class II Shares

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity
Fund -- Series I shares on May 1, 2006 shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance
Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I. Large Cap Growth -- Series I shares values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds.

   The Universal Institutional Funds, Inc. -- Equity and Income
Portfolio -- Class II Shares, Fidelity(R) Variable Insurance Products
Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2 and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

   The Prudential Series Fund -- SP William Blair International Growth portfolio -- Class II Shares changed its name to The Prudential Series
Fund -- SP International Growth Portfolio -- Class II effective May 1, 2007.

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Effective May 1, 2006, the following portfolios were made available to the Separate Account:

AIM Variable Insurance Funds -- AIM V.I. Large Cap           JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Growth -- Series I shares                                    Diversified Mid Cap Growth Portfolio 1
Fidelity(R) Variable Insurance Products Fund -- VIP          JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity
  Balanced Portfolio -- Service Class 2                        Index Portfolio 1
Franklin Templeton Variable Insurance Products               JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Trust -- Templeton Growth Securities Fund -- Class 2         Government Bond Portfolio 1
  Shares                                                     JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust           Intrepid Mid Cap Portfolio 1
  Balanced Portfolio 1                                       JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core      Intrepid Growth Portfolio 1
  Bond Portfolio 1
JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Diversified Equity Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund -- VIP Asset    J.P. Morgan Series Trust II -- Mid Cap Value Portfolio
  Manager/SM/ Portfolio -- Service Class 2                   J.P. Morgan Series Trust II -- Small Company Portfolio
Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid  J.P. Morgan Series Trust II -- U.S. Large Cap Core Equity
  Cap Value Fund                                               Portfolio
J.P. Morgan Series Trust II -- Bond Portfolio                MFS(R) Variable Insurance Trust -- MFS(R) New Discovery
J.P. Morgan Series Trust II -- International Equity            Series -- Service Class Shares
  Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus -- The Dreyfus Socially Responsible Growth Fund,     Janus Aspen Series -- Mid Cap Growth Portfolio --  Service
  Inc. -- Initial Shares                                       Shares
Janus Aspen Series -- Global Life Sciences Portfolio --      Janus Aspen Series -- Worldwide Growth Portfolio --
   Service Shares                                               Service Shares
Janus Aspen Series -- Global Technology Portfolio --         PIMCO Variable Insurance Trust -- Foreign Bond Portfolio
   Service Shares                                              (U.S. Dollar Hedged) -- Administrative Class Shares
Janus Aspen Series -- Large Cap Growth Portfolio --
   Service Shares

   As of December 31, 2007, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2007 were:

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ ------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares.................. $  9,308,426 $ 12,333,751
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    1,588,337    9,085,661
 AIM V.I. Capital Development Fund -- Series I shares...........        9,320        5,806
 AIM V.I. Core Equity Fund -- Series I shares...................    2,240,734    8,577,172
 AIM V.I. Global Real Estate Fund -- Series II shares...........      354,509      109,614
 AIM V.I. Government Securities Fund -- Series I shares.........       32,026       26,537
 AIM V.I. International Growth Fund -- Series II shares.........   91,470,498   53,308,606
 AIM V.I. Large Cap Growth Fund -- Series I shares..............          908        2,590
 AIM V.I. Technology Fund -- Series I shares....................           61           84
 AIM V.I. Utilities Fund -- Series I shares.....................          310        5,821
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares..............    5,610,395   28,609,253
 Alger American Small Capitalization Portfolio -- Class O Shares   11,489,935   30,985,523
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B    8,022,299      816,832
 AllianceBernstein Global Technology Portfolio -- Class B.......   10,800,422    9,313,554
 AllianceBernstein Growth and Income Portfolio -- Class B.......   32,856,672   63,037,773
 AllianceBernstein International Value Portfolio -- Class B.....  191,869,321  110,301,418
 AllianceBernstein Large Cap Growth Portfolio -- Class B........    2,557,744    9,451,277
 AllianceBernstein Small Cap Growth Portfolio -- Class B........    9,531,557    6,711,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.............................       23,539       24,806
 VP International Fund -- Class I...............................    4,815,451    3,430,729
 VP Ultra(R) Fund -- Class I....................................        2,609       12,886
 VP Value Fund -- Class I.......................................      503,904      544,077
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.......................    3,220,821    3,080,262
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III...................   12,989,421    6,418,061
 BlackRock Global Allocation V.I. Fund -- Class III.............  337,642,353  130,236,607

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ ------------
 BlackRock Large Cap Growth V.I. Fund -- Class III............................ $  2,321,879 $  2,224,678
 BlackRock Value Opportunities V.I. Fund -- Class III.........................    9,541,951    3,026,461
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   23,513,836   18,675,688
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B  102,279,249   78,458,108
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....       22,209       18,628
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................    3,028,733    2,913,250
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........       91,802      798,814
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................       16,241        9,864
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       30,750        3,823
 DWS Technology VIP -- Class B Shares.........................................        1,054          775
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................   59,742,328   38,640,776
 VT Worldwide Health Sciences Fund............................................    2,850,457    4,556,435
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................................    2,162,491    1,957,485
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................    7,316,179   13,577,506
 Federated Capital Income Fund II.............................................    2,712,305    6,512,118
 Federated High Income Bond Fund II -- Primary Shares.........................   19,090,796   27,276,030
 Federated High Income Bond Fund II -- Service Shares.........................   27,954,463   29,795,817
 Federated Kaufmann Fund II -- Service Shares.................................   18,964,689   19,296,047
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............................   15,357,487   30,466,818
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........................    7,746,984    8,550,025
 VIP Balanced Portfolio -- Service Class 2....................................   65,377,966   28,526,559
 VIP Contrafund(R) Portfolio -- Initial Class.................................  117,680,633  129,752,025
 VIP Contrafund(R) Portfolio -- Service Class 2...............................  181,160,305  101,048,340
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2................    1,984,825    2,497,878
 VIP Equity-Income Portfolio -- Initial Class.................................   63,185,586  123,480,172
 VIP Equity-Income Portfolio -- Service Class 2...............................   87,829,577   69,451,319
 VIP Growth & Income Portfolio -- Initial Class...............................    7,796,539   22,136,609
 VIP Growth & Income Portfolio -- Service Class 2.............................    7,162,620    9,788,099
 VIP Growth Opportunities Portfolio -- Initial Class..........................    3,760,219    8,163,481
 VIP Growth Portfolio -- Initial Class........................................   13,280,121   50,772,877
 VIP Growth Portfolio -- Service Class 2......................................   24,549,133   25,484,020
 VIP Investment Grade Bond Portfolio -- Service Class 2.......................   38,749,747   11,172,450
 VIP Mid Cap Portfolio -- Initial Class.......................................        7,678       18,137
 VIP Mid Cap Portfolio -- Service Class 2.....................................   86,801,119  101,465,926
 VIP Overseas Portfolio -- Initial Class......................................   22,198,341   33,396,146
 VIP Value Strategies Portfolio -- Service Class 2............................   14,807,984   11,244,412
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............................  762,173,112  389,620,529
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..................    2,119,982    2,508,806
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares......   84,977,382   11,739,756

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                              Cost of      Proceeds
                                                               Shares        from
Fund/Portfolio                                                Acquired    Shares Sold
--------------                                             -------------- ------------
 Mutual Shares Securities Fund -- Class 2 Shares.......... $   57,626,184 $ 50,779,049
 Templeton Foreign Securities Fund -- Class 1 Shares......      9,196,446    9,893,525
 Templeton Foreign Securities Fund -- Class 2 Shares......      5,410,683    3,615,739
 Templeton Global Asset Allocation Fund -- Class 2 Shares.         85,837        8,584
 Templeton Global Income Securities Fund -- Class 1 Shares      2,289,679    3,543,251
 Templeton Growth Securities Fund -- Class 2 Shares.......     21,599,295    8,103,344
GE Investments Funds, Inc.
 Income Fund..............................................     60,461,960   89,043,556
 International Equity Fund................................     43,565,047   43,731,994
 Mid-Cap Equity Fund......................................     63,200,089   67,429,576
 Money Market Fund........................................    748,016,183  690,186,890
 Premier Growth Equity Fund...............................     13,738,334   26,408,749
 Real Estate Securities Fund..............................     66,286,253   92,658,562
 S&P 500(R) Index Fund....................................     82,433,804  143,548,140
 Small-Cap Equity Fund....................................     40,126,753   49,744,999
 Total Return Fund -- Class 1 Shares......................    391,091,022  324,181,874
 Total Return Fund -- Class 3 Shares......................  1,113,123,561  464,179,637
 U.S. Equity Fund.........................................     17,331,267   36,164,275
 Value Equity Fund........................................      9,083,775    9,653,726
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.....................     16,653,600   21,512,227
 Goldman Sachs Mid Cap Value Fund.........................     52,463,918   79,658,157
J.P. Morgan Series Trust II
 Bond Portfolio...........................................         64,554       42,912
 International Equity Portfolio...........................         21,947       28,058
 Mid Cap Value Portfolio..................................         28,609       19,040
 Small Company Portfolio..................................          1,666        6,187
 U.S. Large Cap Core Equity Portfolio.....................            250        5,467
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...............     17,455,193   78,760,646
 Balanced Portfolio -- Service Shares.....................     52,748,213   52,327,687
 Fundamental Equity Portfolio -- Institutional Shares.....          6,960        3,617
 Flexible Bond Portfolio -- Institutional Shares..........      4,465,919   12,027,689
 Forty Portfolio -- Institutional Shares..................     12,127,661   38,138,338
 Forty Portfolio -- Service Shares........................     72,919,368   52,551,576
 Global Life Sciences Portfolio -- Service Shares.........      3,388,238    7,343,602
 Global Technology Portfolio -- Service Shares............      3,832,052    5,734,881
 International Growth Portfolio -- Institutional Shares...     44,369,897   84,025,561
 International Growth Portfolio -- Service Shares.........        704,968    8,710,047
 Large Cap Growth Portfolio -- Institutional Shares.......      6,336,511   37,586,509
 Large Cap Growth Portfolio -- Service Shares.............        689,719    3,936,341
 Mid Cap Growth Portfolio -- Institutional Shares.........      9,452,321   33,864,750
 Mid Cap Growth Portfolio -- Service Shares...............      3,738,434    7,535,639
 Worldwide Growth Portfolio -- Institutional Shares.......     13,193,328   51,503,873
 Worldwide Growth Portfolio -- Service Shares.............      4,915,642    9,109,156
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1...........      4,702,644    3,946,532

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                              Cost of       Proceeds
                                                                               Shares         from
Fund/Portfolio                                                                Acquired     Shares Sold
--------------                                                              ------------ ------------
 JPMorgan Insurance Trust Diversified Equity Portfolio 1................... $  1,098,735 $    389,832
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1...........       13,761        2,193
 JPMorgan Insurance Trust Equity Index Portfolio 1.........................      845,454      302,267
 JPMorgan Insurance Trust Government Bond Portfolio 1......................    4,606,995    3,955,498
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1.....................    1,128,524      400,294
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1......................    1,369,642      518,407
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II......    4,456,974    4,831,879
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......   23,856,516   24,697,725(a)
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   28,466,310   24,093,385(b)
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   39,195,801   40,615,346(c)
 Legg Mason Partners Variable Investors Portfolio -- Class I...............    3,459,826   12,972,817
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........    5,247,060   11,445,025
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    2,130,956    6,140,224
 MFS(R) Investors Trust Series -- Service Class Shares.....................    1,234,174    5,220,826
 MFS(R) New Discovery Series -- Service Class Shares.......................    6,927,326   13,554,999
 MFS(R) Strategic Income Series -- Service Class Shares....................       37,140        6,549
 MFS(R) Total Return Series -- Service Class Shares........................   54,456,373   32,189,251
 MFS(R) Utilities Series -- Service Class Shares...........................   29,063,192   29,259,066
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,175,925    3,669,133
 Old Mutual Large Cap Growth Portfolio.....................................      447,837    3,950,403
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................   12,722,975   20,141,270
 Oppenheimer Balanced Fund/VA -- Service Shares............................   32,810,588   21,362,737
 Oppenheimer Capital Appreciation Fund/VA..................................   10,567,267   40,169,641
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    9,644,016   10,799,582
 Oppenheimer Core Bond Fund/VA.............................................   13,430,908   19,039,708
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   35,360,640   43,246,942
 Oppenheimer High Income Fund/VA...........................................    9,995,882   21,552,868
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   40,174,577   68,791,514
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   44,991,679   21,372,426
 Oppenheimer MidCap Fund/VA................................................    1,590,395   21,618,341
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    1,251,641    2,539,544
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   35,451,627   27,148,974
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,258,635    3,629,207
 High Yield Portfolio -- Administrative Class Shares.......................   42,715,680   58,832,694
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   60,200,291   45,759,759
 Low Duration Portfolio -- Administrative Class Shares.....................  283,581,751  117,814,061
 Total Return Portfolio -- Administrative Class Shares.....................  187,480,242  219,596,597
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   64,315,306   56,481,298
 Jennison Portfolio -- Class II............................................      701,515      940,999
 Natural Resources Portfolio -- Class II...................................   48,045,893   24,663,423

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           Cost of     Proceeds
                                                            Shares       from
Fund/Portfolio                                             Acquired   Shares Sold
--------------                                            ----------- -----------
 SP International Growth Portfolio -- Class II........... $    26,842 $    50,965
 SP Prudential U.S. Emerging Growth Portfolio -- Class II       2,181         830
Rydex Variable Trust
 OTC Fund................................................   2,895,377   5,007,313
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares..........   9,725,961   2,540,975
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................  74,345,433  46,721,678
 Strategic Growth Portfolio -- Class II Shares...........   1,387,215   2,813,682
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.....................  13,554,526   5,142,378

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net investment factor. Note (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $15.1 million and $3.0 million for the periods ended December 31, 2007 and 2006.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2007........................ 1.45% to 2.30% 1,659,393 16.29 to 11.47   25,722      0.36%   (0.11)% to  (0.98)%
   2006........................ 1.45% to 2.30% 1,909,128 16.31 to 11.58   29,813      0.41%    11.31% to   10.35%
   2005........................ 1.45% to 2.30% 1,925,238 14.65 to 10.50   27,322      0.49%     8.28% to    3.12%
   2004........................ 1.45% to 2.20% 1,659,147 14.10 to 10.41   22,898      0.00%     9.23% to    4.07%
   2003........................ 1.45% to 1.70%   592,425 12.91 to 12.89    7,644      0.00%    29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2007........................ 0.75% to 2.10% 3,057,845  8.19 to 12.23   25,929      0.00%    11.17% to    9.65%
   2006........................ 0.75% to 2.30% 3,971,594  7.37 to 11.01   30,220      0.06%     5.51% to    3.86%
   2005........................ 0.75% to 2.10% 3,102,434 13.83 to  6.53   22,640      0.06%    15.23% to    6.56%
   2004........................ 0.75% to 2.10% 3,462,258 12.90 to  6.11   23,540      0.00%     5.83% to    0.58%
   2003........................ 0.75% to 1.70% 3,508,424 12.27 to  5.83   22,093      0.00%    28.55% to   22.74%
 AIM V.I. Capital Development
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,328 16.10 to 16.10       21      3.05%    10.01% to   10.01%
   2006........................ 0.75% to 0.75%     1,195 14.64 to 14.64       17      0.12%    15.65% to   15.65%
   2005........................ 0.75% to 0.75%       974 12.66 to 12.66       12      0.00%     8.79% to    8.79%
   2004........................ 0.75% to 0.75%       772 11.64 to 11.64        9      0.00%    14.63% to   14.63%
   2003........................ 0.75% to 0.75%       506 10.15 to 10.15        5      0.00%    34.34% to   34.34%
 AIM V.I. Core Equity Fund --
   Series I shares
   2007........................ 0.75% to 2.30% 2,208,336 10.14 to 11.35   25,386      1.02%     7.30% to    5.62%
   2006........................ 0.75% to 0.75% 2,749,575  9.45 to  9.45   29,700      0.81%    15.83% to   15.83%
   2005........................ 0.75% to 0.75%       283  8.16 to  8.16        2      0.84%     4.52% to    4.52%
   2004........................ 0.75% to 0.75%       625  7.80 to  7.80        5      1.57%     8.15% to    8.15%
   2003........................ 0.75% to 0.75%       194  7.21 to  7.21        1      0.62%    23.48% to   23.48%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2007........................ 1.45% to 2.20%    17,946 14.96 to 11.71      242     10.30%   (7.14)% to  (7.85)%
   2006........................ 1.45% to 2.05%     2,948 16.11 to 14.94       47      2.29%    40.18% to   39.33%
   2005........................ 1.45% to 1.45%       608 11.49 to 11.49        7      2.92%    14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,558 13.43 to 13.43       21      5.18%     5.54% to    5.54%
   2006........................ 0.75% to 0.75%     1,223 12.72 to 12.72       16      7.79%     2.78% to    2.78%
   2005........................ 0.75% to 0.75%       945 12.38 to 12.38       12      3.28%     0.90% to    0.90%
   2004........................ 0.75% to 0.75%       241 12.27 to 12.27        3      0.08%     1.79% to    1.79%
   2003........................ 0.75% to 0.75%    36,083 12.05 to 12.05      435      4.30%     0.31% to    0.31%
 AIM V.I. International Growth
   Fund -- Series II shares
   2007........................ 1.45% to 2.55% 5,648,638 17.52 to 10.34   89,441      0.47%    12.75% to    5.07%
   2006........................ 1.45% to 2.30% 2,947,792 15.54 to 13.39   43,431      1.38%    26.03% to   24.95%
   2005........................ 1.45% to 2.30% 1,071,925 12.33 to 10.72   13,152      1.31%    18.94% to    7.20%
   2004........................ 1.45% to 2.20%    48,431 10.63 to 10.62      516      0.62%     6.29% to    6.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2007........................... 1.45% to 1.45%      2,692 11.63 to 11.63       31      0.03%   13.96% to   13.96%
   2006........................... 1.45% to 2.20%      2,805 10.20 to 10.15       29      0.22%    2.03% to    1.51%
   2005........................... 1.45% to 1.45%        312 12.36 to 12.36        4      0.72%    2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2007........................... 0.75% to 0.75%      3,184  3.55 to  3.55       11      0.00%    6.89% to    6.89%
   2006........................... 0.75% to 0.75%      3,165  3.32 to  3.32       11      0.00%    9.66% to    9.66%
   2005........................... 0.75% to 0.75%      3,126  3.03 to  3.03        9      0.00%    1.41% to    1.41%
   2004........................... 0.75% to 0.75%      3,126  2.99 to  2.99        9      0.00%    3.98% to    3.98%
   2003........................... 0.75% to 0.75%     39,843  2.87 to  2.87      114      0.00%   51.24% to   51.24%
 AIM V.I. Utilities Fund -- Series
   I shares
   2007........................... 0.75% to 0.75%        290 12.82 to 12.82        4      2.00%   19.73% to   19.73%
   2006........................... 0.75% to 0.75%        817 10.71 to 10.71        9      3.28%   24.52% to   24.52%
   2005........................... 0.75% to 0.75%        796  8.60 to  8.60        7      2.38%   15.96% to   15.96%
   2004........................... 0.75% to 0.75%        292  7.41 to  7.41        2      3.23%   23.58% to   23.58%
   2003........................... 0.75% to 0.75%        292  6.00 to  6.00        2      1.55%   18.14% to   18.14%
Alger American Fund
 Alger American Growth Portfolio
   -- Class O Shares
   2007........................... 1.15% to 1.60%  4,954,536 24.02 to 10.59   77,447      0.35%   18.56% to   18.02%
   2006........................... 1.15% to 1.60%  6,423,326 20.26 to  8.97   85,861      0.13%    3.94% to    3.47%
   2005........................... 1.15% to 1.60%  8,119,602 19.49 to  8.67  106,661      0.24%   10.75% to   10.25%
   2004........................... 1.15% to 1.60% 10,617,105 17.60 to  7.87  127,650      0.00%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 13,082,835 16.87 to  7.58  152,983      0.00%   33.61% to   33.01%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2007........................... 1.15% to 1.60%  4,556,709 16.22 to 12.45   65,664      0.00%   15.89% to   15.36%
   2006........................... 1.15% to 1.60%  5,906,690 14.00 to 10.79   73,631      0.00%   18.64% to   18.10%
   2005........................... 1.15% to 1.60%  7,118,172 11.80 to  9.14   75,448      0.00%   15.54% to   15.02%
   2004........................... 1.15% to 1.60%  8,684,546 10.21 to  7.94   80,359      0.00%   15.23% to   14.71%
   2003........................... 1.15% to 1.60% 10,118,181  8.86 to  6.93   81,579      0.00%   40.71% to   40.07%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2007........................... 1.45% to 2.55%    724,121 10.19 to 10.15    7,350      0.00%    5.66% to    4.49%
 AllianceBernstein Global
   Technology Portfolio -- Class B
   2007........................... 1.45% to 2.10%    367,210 17.60 to 12.49    6,431      0.00%   18.15% to   17.36%
   2006........................... 1.45% to 2.30%    279,527 14.90 to 11.26    4,147      0.00%    6.81% to    5.90%
   2005........................... 1.45% to 2.10%    292,803 14.21 to 10.03    4,067      0.00%    2.15% to    1.48%
   2004........................... 1.45% to 2.10%    304,642 13.94 to  9.88    4,153      0.00%    3.56% to  (1.20)%
   2003........................... 1.45% to 1.70%    206,299 13.50 to 13.17    2,723      0.00%   41.35% to   31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28  151,327      1.54%     3.65% to    2.44%
   2006......................... 1.15% to 2.30% 13,122,419 16.20 to 11.99  183,423      1.15%    15.64% to   14.30%
   2005......................... 1.15% to 2.30% 14,848,760 14.01 to 10.49  180,466      1.27%     6.20% to    2.30%
   2004......................... 1.15% to 2.20% 16,020,295 13.55 to 10.48  188,515      0.74%     9.94% to    4.80%
   2003......................... 1.15% to 1.70% 15,496,782 12.32 to 10.45  165,633      0.82%    30.20% to   22.99%
 AllianceBernstein International
   Value Portfolio -- Class B
   2007......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83  180,154      2.45%     4.04% to  (2.59)%
   2006......................... 1.45% to 2.30%  6,462,121 16.12 to 14.06   98,953      1.37%    33.17% to   32.02%
   2005......................... 1.45% to 2.30%  1,821,627 12.10 to 10.65   21,933      0.96%    18.49% to    6.50%
   2004......................... 1.45% to 2.10%     60,435 10.54 to 10.53      638      0.00%     5.40% to    5.31%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77   29,206      0.00%    11.96% to   10.99%
   2006......................... 1.45% to 2.30%  4,382,691 13.61 to 10.61   32,212      0.00%   (2.08)% to  (2.92)%
   2005......................... 1.45% to 2.30%  4,758,699 13.90 to  6.45   35,074      0.00%    13.18% to    9.26%
   2004......................... 1.45% to 2.10%  5,055,815 12.28 to  5.71   32,416      0.00%     9.15% to    3.28%
   2003......................... 1.45% to 1.70%  5,079,878 11.50 to  5.36   29,688      0.00%    21.52% to   14.99%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19   11,344      0.00%    12.04% to   11.75%
   2006......................... 1.50% to 1.70%    781,360  9.24 to  9.12    7,654      0.00%     8.85% to    8.63%
   2005......................... 1.50% to 1.70%    818,120 10.29 to  8.39    7,351      0.00%     3.29% to    3.08%
   2004......................... 1.50% to 1.70%  1,213,833  9.97 to  8.14   10,540      0.00%    12.67% to   12.44%
   2003......................... 1.50% to 1.70%  1,099,505  8.85 to  7.24    8,486      0.00%    46.45% to   46.15%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2007......................... 1.45% to 2.05%      9,983 16.14 to 11.54      132      1.83%   (1.52)% to  (2.13)%
   2006......................... 1.45% to 2.05%      9,996 16.39 to 11.79      136      1.21%    15.39% to   14.69%
   2005......................... 1.45% to 1.50%      2,822 14.38 to 14.20       41      0.56%     3.12% to    3.07%
   2004......................... 1.50% to 1.50%        239 13.95 to 13.95        3      1.47%    11.30% to   11.30%
   2003......................... 1.50% to 1.50%        247 12.54 to 12.54        3      0.20%    27.42% to   27.42%
 VP International Fund --
   Class I
   2007......................... 1.45% to 2.20%    205,260 22.80 to 12.42    3,331      0.58%    16.34% to   15.45%
   2006......................... 1.45% to 2.05%    111,161 19.60 to 13.06    1,556      0.06%    23.22% to   22.47%
   2005......................... 1.45% to 1.45%         60 15.91 to 15.91        1      0.00%    11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2007......................... 1.45% to 2.05%      4,990 14.74 to 11.87       62      0.00%    19.25% to   18.52%
   2006......................... 1.45% to 2.05%      5,745 12.36 to 10.02       60      0.00%   (4.67)% to  (5.25)%
   2005......................... 1.45% to 1.85%      3,944 13.00 to 10.94       44      0.00%     9.40% to    0.64%
   2004......................... 1.45% to 1.50%        258 12.92 to 12.88        3      0.00%     9.07% to    9.01%
   2003......................... 1.50% to 1.50%        119 11.85 to 11.85        1      0.00%    23.03% to   23.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 VP Value Fund -- Class I
   2007......................... 1.45% to 2.10%     14,003 15.84 to 10.37      212      6.30%   (6.52)% to  (7.14)%
   2006......................... 1.45% to 2.05%     22,032 16.94 to 12.27      308      2.37%    16.94% to   16.23%
   2005......................... 1.45% to 1.45%      2,335 14.49 to 14.49       34      5.94%     3.51% to    3.51%
   2004......................... 1.45% to 1.45%      1,208 14.00 to 14.00       17      0.00%    12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2007......................... 1.45% to 2.30%    387,959 10.76 to 10.61    4,157      4.68%     7.91% to    6.98%
   2006......................... 1.45% to 2.30%    389,505  9.97 to  9.92    3,877      3.38%     0.11% to  (0.75)%
   2005......................... 1.45% to 2.30%    170,088 10.00 to  9.91    1,693      3.74%     0.00% to  (0.89)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III
   2007......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34   16,049      2.41%     0.05% to  (0.82)%
   2006......................... 1.45% to 2.30%  1,008,415 13.18 to 12.44   13,161      4.05%    19.84% to   18.81%
   2005......................... 1.45% to 2.30%    524,088 11.00 to 10.47    5,730      0.39%     7.36% to    0.37%
   2004......................... 1.45% to 2.20%    242,570 10.88 to 10.82    2,635      2.26%     8.78% to    8.23%
 BlackRock Global Allocation
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93  265,528      5.93%    15.05% to   14.10%
   2006......................... 1.45% to 2.30%  5,164,141 12.69 to 11.78   60,201      9.12%    14.72% to   13.74%
   2005......................... 1.45% to 2.20%     92,490 11.07 to 11.01    1,024      0.00%    10.65% to   10.09%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.10%    245,703 13.27 to 12.95    3,246      0.06%     6.49% to    5.79%
   2006......................... 1.45% to 2.30%    234,288 12.46 to 11.34    2,912      0.06%     5.34% to    4.43%
   2005......................... 1.45% to 2.10%    104,238 11.83 to 11.70    1,231      0.00%     8.87% to    8.16%
   2004......................... 1.45% to 1.85%     34,647 10.86 to 10.83      375      0.17%     8.65% to    8.35%
 BlackRock Value Opportunities
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.30%    575,082 13.12 to 11.20    7,408      5.34%   (2.59)% to  (3.43)%
   2006......................... 1.45% to 2.30%    543,167 13.47 to 11.59    7,200     47.14%    10.65% to    9.70%
   2005......................... 1.45% to 2.30%    374,763 12.17 to 10.57    4,539      1.51%    19.05% to    5.69%
   2004......................... 1.45% to 2.20%    120,505 11.22 to 11.16    1,351     19.09%    12.17% to   11.59%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable Series --
    Class A
   2007......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65   71,729      0.08%    15.76% to   14.76%
   2006......................... 1.45% to 2.30%  3,884,022 15.25 to 11.03   57,287      0.00%     4.56% to    3.66%
   2005......................... 1.45% to 2.30%  3,682,302 14.58 to 10.64   52,570      0.00%    12.10% to    5.09%
   2004......................... 1.45% to 2.20%  2,593,599 13.77 to 10.94   35,196      0.00%    12.55% to    9.38%
   2003......................... 1.45% to 1.70%  1,253,924 12.36 to 12.34   15,493      0.00%    23.62% to   23.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                      Investment
                                  % of Average                            Net Assets   Income          Total
                                  Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                  -------------- --------- -------------- ---------- ---------- -------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007.......................... 1.45% to 2.55% 6,718,136 25.96 to 11.29  141,978      1.86%    17.93% to   19.81%
   2006.......................... 1.45% to 2.30% 5,251,780 22.01 to 13.42  101,186      1.34%    21.44% to   20.40%
   2005.......................... 1.45% to 2.30% 3,229,809 18.12 to 11.15   55,310      1.00%    25.11% to   11.50%
   2004.......................... 1.45% to 2.20% 2,322,165 15.39 to 10.70   34,520      0.53%    14.90% to    7.01%
   2003.......................... 1.45% to 1.70%   652,263 13.39 to 13.37    8,730      0.01%    33.90% to   33.68%
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares
   2007.......................... 1.45% to 2.05%     9,176 16.27 to 11.01      144      2.47%     0.02% to  (0.59)%
   2006.......................... 1.45% to 2.05%    10,174 16.27 to 11.08      157      1.84%     6.19% to    5.55%
   2005.......................... 1.45% to 1.85%     2,217 15.32 to 11.45       31      0.01%    14.55% to    7.59%
   2004.......................... 1.45% to 1.45%        98 14.24 to 14.24        1      0.39%    12.82% to   12.82%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2007.......................... 1.45% to 2.20%    60,564 10.61 to 10.43      638      4.32%     3.30% to    2.51%
   2006.......................... 1.45% to 2.05%    50,811 10.27 to 10.28      523      4.59%     3.09% to    2.46%
   2005.......................... 1.45% to 1.85%    12,121 10.08 to  9.91      122      2.98%     1.18% to    0.76%
   2004.......................... 1.50% to 1.50%     2,477  9.80 to  9.80       24      0.04%   (0.95)% to  (0.95)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2007.......................... 1.50% to 2.05%   723,086  6.95 to 11.88    5,055      0.54%     6.16% to    5.56%
   2006.......................... 1.45% to 2.05%   813,509 13.77 to 11.25    5,372      0.11%     7.62% to    6.97%
   2005.......................... 1.50% to 1.70%   901,194  6.99 to  6.02    5,536      0.00%     2.07% to    1.86%
   2004.......................... 1.50% to 1.70%   964,410  6.85 to  5.91    5,815      0.39%     4.62% to    4.40%
   2003.......................... 1.50% to 1.70% 1,026,219  6.55 to  5.66    5,918      0.11%    24.11% to   23.86%
DWS Variable Series II
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     9,105 17.10 to 11.65      129      1.05%   (3.61)% to  (4.20)%
   2006.......................... 1.45% to 2.05%     8,948 17.74 to 12.16      133      0.85%    16.50% to   15.79%
   2005.......................... 1.45% to 1.45%       558 15.23 to 15.23        9      1.37%     5.96% to    5.96%
   2004.......................... 1.45% to 1.45%       401 14.37 to 14.37        6      0.00%    11.98% to   11.98%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     4,211 22.64 to 12.66       89      3.79%     1.17% to    0.55%
   2006.......................... 1.45% to 2.05%     3,490 22.37 to 12.60       72      0.38%    22.79% to   22.05%
   2005.......................... 1.45% to 1.45%       634 18.22 to 18.22       12      0.00%     8.19% to    8.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                      Investment
                                 % of Average                            Net Assets   Income          Total
                                 Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- --------- -------------- ---------- ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2007......................... 1.45% to 1.50%       792 14.90 to 16.90       12      0.00%     12.18% to   12.12%
   2006......................... 1.45% to 2.05%       759 13.28 to 10.46       10      0.00%    (1.02)% to  (1.62)%
   2005......................... 1.45% to 1.50%       289 15.23 to 13.42        4      0.07%      1.77% to    1.72%
   2004......................... 1.50% to 1.50%        39 14.97 to 14.97        1      0.00%    (0.04)% to  (0.04)%
   2003......................... 1.50% to 1.50%       115 14.98 to 14.98        2      0.00%     43.99% to   43.99%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007......................... 1.45% to 2.55% 6,162,498 10.95 to  9.77   65,664      5.83%      0.14% to  (3.46)%
   2006......................... 1.45% to 2.30% 4,295,739 10.94 to 10.34   46,744      5.79%      3.98% to    3.08%
   2005......................... 1.45% to 2.20% 4,297,266 10.52 to 10.12   45,015      4.08%      2.36% to    1.16%
   2004......................... 1.45% to 2.10% 3,038,137 10.27 to 10.05   31,118      2.99%      1.34% to    0.47%
   2003......................... 1.45% to 1.70%   946,365 10.14 to 10.08    9,582      2.23%      1.42% to    1.21%
 VT Worldwide Health Sciences
   Fund
   2007......................... 1.45% to 2.20%   757,721 13.56 to 11.38   10,454      0.00%      4.62% to    3.82%
   2006......................... 1.45% to 2.30%   876,192 12.96 to 10.40   11,571      0.00%    (1.45)% to  (2.29)%
   2005......................... 1.45% to 2.20%   890,740 14.69 to 10.28   11,959      0.00%     12.21% to    4.79%
   2004......................... 1.45% to 2.10%   804,315 13.94 to  9.81   10,281      0.00%      4.70% to  (1.94)%
   2003......................... 1.45% to 1.70%   526,870 13.32 to 11.89    6,550      0.00%     28.03% to   18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007......................... 1.45% to 1.85%    85,037 12.44 to 12.26    1,055      0.25%     10.11% to    9.66%
   2006......................... 1.45% to 2.30%    64,164 11.30 to 10.82      723      0.00%      4.17% to    3.27%
   2005......................... 1.45% to 1.85%    44,801 10.85 to 10.78      486      0.02%      2.07% to    1.66%
   2004......................... 1.50% to 1.85%    14,004 10.63 to 10.60      149      0.00%      6.25% to    6.00%
Federated Insurance Series
 Federated American Leaders
   Fund II -- Primary Shares
   2007......................... 1.15% to 1.60% 2,015,253 19.66 to 10.07   30,712      2.79%   (10.71)% to (11.12)%
   2006......................... 1.15% to 1.60% 2,636,575 22.02 to 11.32   45,394      2.29%     15.47% to   14.95%
   2005......................... 1.15% to 1.60% 3,421,019 19.07 to  9.85   51,833      1.59%      3.82% to    3.35%
   2004......................... 1.15% to 1.60% 4,327,099 18.37 to  9.53   64,074      1.46%      8.51% to    8.03%
   2003......................... 1.15% to 1.60% 5,109,544 16.93 to  8.82   71,020      1.57%     26.23% to   25.66%
 Federated Capital Income
   Fund II
   2007......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89   14,801      5.30%      2.83% to    2.37%
   2006......................... 1.15% to 1.60% 1,431,042 17.16 to  8.68   18,752      6.04%     14.32% to   13.80%
   2005......................... 1.15% to 1.60% 1,648,487 15.01 to  7.63   19,590      5.42%      5.07% to    4.59%
   2004......................... 1.15% to 1.60% 2,106,682 14.29 to  7.30   24,117      4.55%      8.66% to    8.17%
   2003......................... 1.15% to 1.60% 2,433,234 13.15 to  6.74   26,114      6.47%     19.28% to   18.75%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                       Investment
                                    % of Average                             Net Assets   Income        Total
                                    Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                    -------------- ---------- -------------- ---------- ---------- ----------------
 Federated High Income Bond Fund
   II -- Primary Shares
   2007............................ 1.15% to 1.60%  2,067,050 21.01 to 12.55   33,363      8.24%    2.23% to  1.77%
   2006............................ 1.15% to 1.60%  2,734,643 20.55 to 12.33   43,511      9.06%    9.53% to  9.04%
   2005............................ 1.15% to 1.60%  3,435,540 18.76 to 11.31   50,854      8.41%    1.48% to  1.02%
   2004............................ 1.15% to 1.60%  4,545,043 18.49 to 11.20   67,286      7.21%    9.19% to  8.70%
   2003............................ 1.15% to 1.60%  5,587,222 16.93 to 10.30   75,912      7.23%   20.81% to 20.27%
 Federated High Income Bond Fund
   II -- Service Shares
   2007............................ 1.45% to 2.30%  2,825,333 13.33 to 11.00   38,240      7.57%    1.68% to  0.80%
   2006............................ 1.45% to 2.30%  3,139,428 13.11 to 10.92   41,883      8.12%    8.97% to  8.03%
   2005............................ 1.45% to 2.30%  3,336,310 13.02 to 10.10   40,903      8.21%    3.95% to  0.03%
   2004............................ 1.45% to 2.20%  3,777,328 12.93 to 10.65   46,278      6.83%    8.56% to  6.47%
   2003............................ 1.45% to 1.70%  3,804,534 11.92 to 10.93   43,334      6.21%   19.97% to  9.92%
 Federated Kaufmann Fund II --
   Service Shares
   2007............................ 1.45% to 2.10%  2,613,449 22.03 to 15.47   56,888      1.73%   18.87% to 18.08%
   2006............................ 1.45% to 2.30%  2,729,349 18.54 to 11.88   49,853      0.60%   12.94% to 11.97%
   2005............................ 1.45% to 2.10%  2,598,587 16.41 to 11.67   42,072      0.00%   19.04% to  8.56%
   2004............................ 1.45% to 2.10%  2,157,291 15.02 to 10.75   31,957      0.00%   12.82% to  7.55%
   2003............................ 1.45% to 1.70%  1,041,218 13.31 to 13.29   13,855      0.00%   33.13% to 32.91%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
    Initial Class
   2007............................ 1.15% to 1.60%  3,723,741 37.69 to 12.54  116,426      6.07%   14.17% to 13.65%
   2006............................ 1.15% to 1.60%  4,607,975 33.01 to 11.03  125,274      2.85%    6.09% to  5.61%
   2005............................ 1.15% to 1.60%  5,612,856 31.12 to 10.45  145,425      2.89%    2.85% to  2.39%
   2004............................ 1.15% to 1.60%  6,990,247 30.25 to 10.20  177,876      2.86%    4.25% to  3.78%
   2003............................ 1.15% to 1.60%  8,203,922 29.02 to  9.83  202,792      3.73%   16.62% to 16.09%
 VIP Asset Manager/SM/ Portfolio --
    Service Class 2
   2007............................ 1.45% to 2.30%  2,179,780 12.70 to 12.15   27,112      5.77%   13.50% to 12.51%
   2006............................ 1.45% to 2.30%  2,406,777 11.19 to 10.80   26,494      1.86%    5.59% to  4.68%
   2005............................ 1.45% to 2.30%  1,719,286 10.60 to 10.32   18,085      1.74%    5.68% to  1.50%
   2004............................ 1.45% to 2.20%    615,985 10.36 to 10.31    6,367      0.00%    3.63% to  3.10%
 VIP Balanced Portfolio --Service
   Class 2
   2007............................ 1.45% to 2.55%  5,076,686 11.17 to 10.05   55,928      4.40%    7.13% to  0.71%
   2006............................ 1.45% to 2.45%  1,796,891 10.43 to 10.36   18,660      0.00%    4.30% to  3.60%
 VIP Contrafund(R)
   Portfolio -- Initial Class
   2007............................ 1.15% to 1.60% 11,817,273 49.86 to 16.81  328,218      4.97%   16.23% to 15.70%
   2006............................ 1.15% to 1.60% 15,122,578 42.90 to 14.53  365,720      1.29%   10.44% to  9.94%
   2005............................ 1.15% to 1.60% 17,346,810 38.84 to 13.21  395,149      0.32%   15.60% to 15.08%
   2004............................ 1.15% to 1.60% 18,014,173 33.60 to 11.48  373,173      0.34%   14.15% to 13.63%
   2003............................ 1.15% to 1.60% 18,289,819 29.44 to 10.10  345,787      0.48%   26.99% to 26.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 16,932,022 20.53 to 10.97  274,264      5.67%    15.59% to   14.76%
   2006........................ 1.45% to 2.30% 15,703,609 17.76 to 11.63  222,580      1.05%     9.82% to    8.88%
   2005........................ 1.45% to 2.20% 14,601,767 16.17 to 11.72  186,832      0.13%    18.64% to   14.21%
   2004........................ 1.45% to 2.10% 11,400,601 14.07 to 10.22  126,139      0.19%    13.49% to    9.35%
   2003........................ 1.45% to 1.70%  8,758,809 12.40 to  9.03   83,388      0.25%    26.27% to   23.95%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.10%    260,341 16.59 to 12.94    4,276      5.22%     5.17% to    4.48%
   2006........................ 1.45% to 2.30%    318,324 15.77 to 12.06    4,966      0.25%    12.17% to   11.20%
   2005........................ 1.45% to 2.10%    272,005 14.06 to 11.11    3,783      0.00%    18.93% to   18.15%
   2004........................ 1.45% to 1.85%    116,145 11.82 to  9.43    1,349      0.00%   (0.19)% to  (5.74)%
   2003........................ 1.45% to 1.70%     19,191 11.84 to 11.82      227      0.00%    18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2007........................ 1.15% to 1.60%  8,518,838 63.48 to 13.17  273,498      2.12%     0.36% to  (0.10)%
   2006........................ 1.15% to 1.60% 11,178,345 63.26 to 13.18  354,377      4.64%    18.82% to   18.28%
   2005........................ 1.15% to 1.60% 12,732,143 53.24 to 11.15  360,949      2.16%     4.65% to    4.18%
   2004........................ 1.15% to 1.60% 14,915,554 50.87 to 10.70  424,071      1.62%    10.24% to    9.75%
   2003........................ 1.15% to 1.60% 16,092,429 46.15 to  9.75  449,106      1.87%    28.83% to   28.25%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 12,128,789 16.93 to  9.38  170,977      2.31%   (0.20)% to  (9.14)%
   2006........................ 1.45% to 2.30% 11,552,360 16.96 to 12.32  167,917      4.30%    18.19% to   17.18%
   2005........................ 1.45% to 2.30% 11,457,949 14.35 to 10.51  140,869      1.84%     8.90% to    3.25%
   2004........................ 1.45% to 2.20% 11,495,741 13.79 to 10.55  135,375      1.35%     9.74% to    5.49%
   2003........................ 1.45% to 1.70% 10,004,113 12.58 to 10.21  106,695      1.40%    28.08% to   25.83%
 VIP Growth & Income
   Portfolio -- Initial Class
   2007........................ 0.75% to 1.60%  3,891,828 12.79 to 11.57   59,736      4.74%    11.28% to   10.33%
   2006........................ 0.75% to 1.60%  5,004,800 11.49 to 10.49   70,323      0.97%    12.33% to   11.38%
   2005........................ 0.75% to 1.60%  6,261,125 16.51 to  9.42   80,236      1.61%     6.83% to    5.92%
   2004........................ 0.75% to 1.60%  7,888,810 15.52 to  8.89   96,756      0.91%     5.00% to    4.11%
   2003........................ 0.75% to 1.60%  8,830,242 14.84 to  8.54  105,013      1.19%    22.85% to   21.80%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%  2,598,880 15.45 to 13.34   32,268      4.23%    10.23% to    9.38%
   2006........................ 1.45% to 2.30%  2,942,071 14.02 to 11.63   33,025      0.71%    11.22% to   10.27%
   2005........................ 1.45% to 2.20%  3,239,571 12.61 to  9.49   32,441      1.34%    10.64% to    5.15%
   2004........................ 1.45% to 2.10%  3,491,795 11.91 to  8.99   32,928      0.74%     3.99% to    0.72%
   2003........................ 1.45% to 1.70%  3,229,973 11.45 to  8.66   28,818      0.90%    21.59% to   14.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2007........................... 0.75% to 1.60%  1,631,250 11.10 to  9.49   20,620      0.00%   22.25% to   21.21%
   2006........................... 0.75% to 1.60%  1,977,585  9.08 to  7.83   20,640      0.79%    4.67% to    3.78%
   2005........................... 0.75% to 1.60%  2,631,347 12.25 to  7.55   26,579      0.98%    8.08% to    7.16%
   2004........................... 0.75% to 1.60%  3,222,872 11.38 to  7.04   30,762      0.57%    6.39% to    5.48%
   2003........................... 0.75% to 1.60%  3,973,549 10.74 to  6.68   36,215      0.83%   28.90% to   27.80%
 VIP Growth Portfolio -- Initial
   Class
   2007........................... 1.15% to 1.60%  5,632,081 67.95 to 10.95  152,421      0.93%   25.50% to   24.93%
   2006........................... 1.15% to 1.60%  7,128,035 54.14 to  8.77  155,242      0.42%    5.62% to    5.15%
   2005........................... 1.15% to 1.60%  8,949,110 51.26 to  8.34  187,625      0.53%    4.59% to    4.11%
   2004........................... 1.15% to 1.60% 11,497,544 49.01 to  8.01  232,389      0.28%    2.19% to    1.73%
   2003........................... 1.15% to 1.60% 13,789,411 47.96 to  7.87  276,891      0.28%   31.32% to   30.73%
 VIP Growth Portfolio -- Service
   Class 2
   2007........................... 1.45% to 2.30%  6,163,722 17.25 to 13.55   60,377      0.46%   24.81% to   23.73%
   2006........................... 1.45% to 2.30%  6,327,145 13.82 to 10.95   49,669      0.17%    5.03% to    4.13%
   2005........................... 1.45% to 2.30%  7,097,801 13.16 to  6.35   52,415      0.28%   11.44% to    3.19%
   2004........................... 1.45% to 2.20%  7,951,697 12.66 to  6.13   55,296      0.13%    4.30% to  (4.33)%
   2003........................... 1.45% to 1.70%  8,154,350 12.45 to  6.04   54,254      0.10%   30.55% to   24.53%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007........................... 1.45% to 2.55%  2,814,213 10.11 to 10.04   28,348      0.11%    1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2007........................... 0.75% to 0.75%      1,510 24.39 to 24.39       37      1.98%   14.76% to   14.76%
   2006........................... 0.75% to 0.75%      2,165 21.25 to 21.25       46      1.33%   11.86% to   11.86%
   2005........................... 0.75% to 0.75%      1,987 19.00 to 19.00       38      0.00%   17.42% to   17.42%
   2004........................... 0.75% to 0.75%      2,312 16.18 to 16.18       37      0.00%   23.98% to   23.98%
   2003........................... 0.75% to 0.75%      4,695 13.05 to 13.05       61      0.41%   37.60% to   37.60%
 VIP Mid Cap Portfolio --
   Service Class 2
   2007........................... 1.15% to 2.55% 11,272,676 25.42 to 10.55  245,529      0.61%   14.00% to    8.25%
   2006........................... 1.15% to 2.30% 12,522,594 22.30 to 11.70  248,786      1.26%   11.11% to    9.82%
   2005........................... 1.15% to 2.30% 14,074,825 20.07 to 10.66  253,445      0.00%   20.82% to    6.57%
   2004........................... 1.15% to 2.20% 12,369,414 17.20 to 11.57  191,415      0.00%   23.22% to   15.73%
   2003........................... 1.15% to 1.70%  9,995,251 13.96 to 12.19  125,003      0.21%   39.59% to   35.90%
 VIP Overseas Portfolio -- Initial
   Class
   2007........................... 0.75% to 1.60%  3,101,660 14.21 to 15.70   83,245      3.26%   16.43% to   15.43%
   2006........................... 0.75% to 1.60%  3,799,436 12.21 to 13.60   89,338      1.51%   17.20% to   16.20%
   2005........................... 0.75% to 1.60%  4,093,905 30.58 to 10.42   85,081      1.20%   18.16% to   17.15%
   2004........................... 0.75% to 1.60%  4,657,372 25.99 to  8.81   83,792      1.12%   12.78% to   11.82%
   2003........................... 0.75% to 1.60%  4,047,415 23.14 to  7.82   68,384      0.77%   42.29% to   41.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Value Strategies
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%    519,733 13.52 to 13.61    7,000      7.08%     3.90% to    3.11%
   2006........................ 1.45% to 2.30%    328,408 13.01 to 12.19    4,262      2.14%    14.33% to   13.35%
   2005........................ 1.45% to 2.20%    253,954 11.66 to 11.26    2,886      0.09%    16.56% to    0.28%
   2004........................ 1.45% to 2.10%    141,556 11.27 to 11.22    1,594      0.00%    12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55% 66,144,724 12.40 to  9.63  770,026      3.52%     2.24% to  (5.51)%
   2006........................ 1.45% to 2.30% 35,127,803 12.13 to 11.45  408,565      3.68%    16.53% to   15.53%
   2005........................ 1.45% to 2.30%  5,924,883 10.41 to  9.91   60,208      0.31%     4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2007........................ 1.45% to 2.10%     55,794 14.57 to 11.12      773      0.96%     4.68% to    3.99%
   2006........................ 1.45% to 2.05%     95,866 13.92 to 11.24    1,139      0.30%     9.29% to    8.63%
   2005........................ 1.45% to 1.85%      3,727 12.74 to 10.40       45      0.22%     3.99% to  (0.41)%
   2004........................ 1.45% to 1.45%         97 12.79 to 12.79        1      0.55%     6.37% to    6.37%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55%  7,409,045  9.92 to  9.88   73,235      0.00%   (2.35)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.45%  2,155,502 17.24 to 10.95   32,728      2.54%     1.97% to    0.93%
   2006........................ 1.45% to 2.05%  1,979,743 16.91 to 12.09   27,995      0.40%    16.67% to   15.96%
   2005........................ 1.45% to 1.45%      4,503 14.49 to 14.49       65      0.00%     8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2007........................ 1.15% to 1.60%  1,436,982 15.38 to 15.17   21,881      2.41%    14.45% to   13.93%
   2006........................ 0.75% to 1.60%  1,566,844 13.55 to 13.31   20,910      1.36%    20.79% to   19.76%
   2005........................ 1.15% to 1.60%  1,348,354 11.17 to 11.12   15,007      1.38%     9.21% to    8.72%
   2004........................ 1.40% to 1.55%     15,631 10.23 to 10.23      160      0.00%     2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.20%    249,489 22.66 to 12.18    3,919      2.07%    13.77% to   12.90%
   2006........................ 1.45% to 2.05%    134,594 19.92 to 12.35    1,885      0.59%    19.69% to   18.96%
   2005........................ 1.45% to 1.85%      3,040 16.64 to 11.16       42      1.34%    11.60% to    8.52%
   2004........................ 1.45% to 1.50%      1,601 15.33 to 14.55       24      1.16%    16.81% to   16.75%
   2003........................ 1.50% to 1.50%      1,243 12.46 to 12.46       15      1.70%    30.23% to   30.23%
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2007........................ 1.45% to 1.45%     10,605 19.01 to 19.01      202     18.28%     8.41% to    8.41%
   2006........................ 1.45% to 2.05%     10,563 17.54 to 12.08      185      3.31%    19.36% to   18.64%
   2005........................ 1.45% to 1.45%        118 14.69 to 14.69        2      2.95%     2.06% to    2.06%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                       Investment
                              % of Average                             Net Assets   Income          Total
                              Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                              -------------- ---------- -------------- ---------- ---------- --------------------
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2007...................... 1.15% to 1.40%    631,687 11.96 to 11.87    7,506      2.82%      9.99% to    9.71%
   2006...................... 1.15% to 1.40%    753,106 10.87 to 10.82    8,153      3.12%     11.84% to   11.56%
   2005...................... 1.15% to 1.40%    864,668  9.72 to  9.70    8,386      2.48%    (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2007...................... 1.45% to 2.30%  1,853,602 11.15 to 10.99   20,635      1.63%      0.86% to  (0.02)%
   2006...................... 1.45% to 2.45%    725,873 11.05 to 10.98    8,020      0.07%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007...................... 0.75% to 2.45%  6,715,364 14.15 to 10.55   85,776      5.58%      4.04% to    2.25%
   2006...................... 0.75% to 2.30%  9,579,086 13.60 to 10.21  115,519      4.94%      3.59% to    1.98%
   2005...................... 0.75% to 2.30%  8,740,643 13.88 to 10.01  108,135      4.78%      1.27% to  (0.20)%
   2004...................... 0.75% to 2.20% 10,158,295 13.76 to 10.02  126,630      4.53%      2.64% to    0.15%
   2003...................... 0.75% to 1.70% 12,585,305 13.46 to 10.03  157,345      3.51%      2.82% to    0.34%
 International Equity Fund
   2007...................... 0.75% to 1.60%  2,264,296 14.64 to 16.23   46,012      1.87%     22.05% to   21.00%
   2006...................... 0.75% to 1.60%  2,435,637 12.00 to 13.42   40,687      1.22%     23.76% to   22.71%
   2005...................... 0.75% to 1.60%  2,434,791 17.37 to  9.69   33,736      1.08%     17.31% to   16.31%
   2004...................... 0.75% to 1.60%  2,359,614 14.86 to  8.26   28,421      1.31%     14.98% to   14.00%
   2003...................... 0.75% to 1.60%  2,039,124 12.98 to  7.19   21,693      1.83%     36.87% to   35.71%
 Mid-Cap Equity Fund
   2007...................... 0.75% to 2.55%  9,037,914 19.11 to 10.21  174,309      1.97%     11.76% to    3.13%
   2006...................... 0.75% to 2.30%  9,999,398 17.10 to 11.13  184,210      1.42%      7.59% to    5.91%
   2005...................... 0.75% to 2.30% 12,172,578 24.22 to 10.51  213,473      2.32%     15.64% to    5.12%
   2004...................... 0.75% to 2.20% 13,952,494 21.93 to 11.03  224,676      1.04%     15.15% to   10.27%
   2003...................... 0.75% to 1.70% 14,866,511 19.12 to 11.35  212,983      1.42%     31.94% to   29.03%
 Money Market Fund
   2007...................... 0.75% to 2.55% 25,891,751  1.18 to 10.15  306,937      4.79%      4.13% to    2.18%
   2006...................... 0.75% to 2.30% 21,488,145  1.13 to 10.25  250,972      4.55%      3.84% to    2.23%
   2005...................... 0.75% to 2.30% 19,518,352 17.46 to  1.09  224,779      2.71%      2.04% to    0.30%
   2004...................... 0.75% to 2.20% 21,673,274 17.18 to  1.07  253,479      0.96%      0.20% to  (0.99)%
   2003...................... 0.75% to 1.70% 30,936,574 17.21 to  1.06  362,930      0.82%      0.02% to  (0.93)%
 Premier Growth Equity Fund
   2007...................... 0.75% to 2.10%  6,917,125 10.61 to 11.21   77,360      0.45%      4.54% to    3.11%
   2006...................... 0.75% to 2.30%  8,571,043 10.15 to 11.07   92,189      0.39%      8.25% to    6.57%
   2005...................... 0.75% to 2.10% 10,802,937 12.75 to  8.70  108,010      0.33%      6.94% to (12.00)%
   2004...................... 0.75% to 2.10% 12,715,343 12.77 to  8.73  127,244      0.61%      6.23% to    2.68%
   2003...................... 0.75% to 1.70% 14,097,692 12.11 to  8.30  132,417      0.21%     27.95% to   21.09%
 Real Estate Securities Fund
   2007...................... 0.75% to 2.20%  3,002,107 25.60 to 12.20   86,937      5.09%   (15.50)% to (16.74)%
   2006...................... 0.75% to 2.30%  4,786,494 30.29 to 13.92  165,844      2.96%     32.03% to   29.98%
   2005...................... 0.75% to 2.20%  4,838,741 41.09 to 11.27  134,195      5.60%     12.86% to    9.44%
   2004...................... 0.75% to 2.10%  5,230,441 37.18 to 12.39  137,383      6.13%     31.38% to   23.93%
   2003...................... 0.75% to 1.70%  4,151,803 28.42 to 12.47   93,073      3.71%     36.35% to   24.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                        Investment
                              % of Average                              Net Assets   Income         Total
                              Net Assets(1)     Units      Unit Value      000s     Ratio(2)      Return(3)
                              -------------- ----------- -------------- ---------- ---------- ------------------
 S&P 500(R) Index Fund
   2007...................... 0.75% to 2.55%  24,784,772 10.66 to  9.82   377,099     1.59%    4.30% to  (2.71)%
   2006...................... 0.75% to 2.30%  27,944,634 10.22 to 11.75   428,833     1.55%   14.57% to   12.78%
   2005...................... 0.75% to 2.10%  33,003,926 51.05 to  8.36   467,252     1.48%    3.73% to (43.38)%
   2004...................... 0.75% to 2.10%  37,617,221 49.41 to  8.14   543,296     1.59%    9.63% to    4.49%
   2003...................... 0.75% to 1.70%  39,333,214 45.25 to  7.50   553,096     1.39%   27.31% to   21.40%
 Small-Cap Equity Fund
   2007...................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283     2.75%    1.21% to    0.02%
   2006...................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116     0.73%   11.97% to   10.67%
   2005...................... 1.15% to 2.30%   7,714,654 15.84 to 10.36   118,862     1.07%   12.99% to    3.62%
   2004...................... 1.15% to 2.20%   7,633,871 14.63 to 10.77   109,300     6.53%   13.82% to    7.69%
   2003...................... 1.15% to 1.70%   5,955,779 12.85 to 12.48    75,483     0.08%   28.54% to   22.01%
 Total Return Fund -- Class 1
   Shares
   2007...................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989     2.44%   10.84% to    9.10%
   2006...................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576     2.00%   12.90% to   11.14%
   2005...................... 0.75% to 2.30%  76,577,181 43.66 to 10.38   926,602     2.16%    6.03% to    1.40%
   2004...................... 0.75% to 2.20%  38,281,553 42.60 to 10.35   499,210     1.85%    7.38% to    3.51%
   2003...................... 0.75% to 1.70%  14,406,502 39.84 to 10.58   219,272     1.69%   19.41% to    9.00%
 Total Return Fund -- Class 3
   Shares
   2007...................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265     3.39%    9.93% to    6.37%
   2006...................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059     3.98%    6.24% to    5.49%
 U.S. Equity Fund
   2007...................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102     0.94%    7.20% to    5.73%
   2006...................... 0.75% to 2.30%   7,832,639 11.15 to 11.74    92,349     1.43%   15.25% to   13.46%
   2005...................... 0.75% to 2.10%   8,579,915 12.65 to  9.12    89,485     1.08%    5.20% to    0.36%
   2004...................... 0.75% to 1.85%   9,832,535 12.52 to  9.05   101,788     1.30%    7.36% to    3.60%
   2003...................... 0.75% to 1.70%  10,651,882 11.75 to  8.51   103,414     1.00%   22.35% to   17.47%
 Value Equity Fund
   2007...................... 1.45% to 2.10%   2,660,460 16.56 to 13.26    34,479     1.86%    8.49% to    7.77%
   2006...................... 1.45% to 2.30%   3,047,118 15.26 to 11.91    36,299     1.78%   16.15% to   15.15%
   2005...................... 1.45% to 2.10%   3,339,541 13.14 to  9.69    34,230     1.18%    5.50% to    1.88%
   2004...................... 1.45% to 2.10%   3,480,148 12.81 to  9.47    34,553     1.28%    7.98% to    4.64%
   2003...................... 1.45% to 1.70%   3,082,645 11.87 to  8.79    27,903     1.55%   22.19% to   18.66%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Growth and
   Income Fund
   2007...................... 1.15% to 1.60%   2,639,420 12.32 to 12.26    33,571     3.29%    0.32% to  (0.14)%
   2006...................... 1.15% to 1.60%   3,272,299 12.28 to 12.28    41,477     1.85%   21.22% to   20.68%
   2005...................... 1.15% to 1.60%   3,272,582 11.18 to  9.94    34,128     1.61%    2.74% to    2.27%
   2004...................... 1.15% to 1.60%   3,446,861 10.93 to  9.70    34,995     1.89%   17.43% to   16.90%
   2003...................... 1.15% to 1.60%   2,563,134  9.34 to  8.28    22,311     1.40%   22.93% to   22.38%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Goldman Sachs Mid Cap Value
   Fund
   2007........................ 1.15% to 2.30%  6,513,045 23.40 to 11.88  147,270      3.11%     2.01% to    0.82%
   2006........................ 1.15% to 2.30%  8,424,816 22.94 to 11.78  190,448      2.69%    14.83% to   13.50%
   2005........................ 1.15% to 2.30% 10,076,121 23.29 to 10.38  206,455      2.89%    13.89% to    3.80%
   2004........................ 1.15% to 1.60% 10,129,549 20.96 to 17.62  191,656      4.68%    24.43% to   23.88%
   2003........................ 1.15% to 1.60% 10,378,954 16.91 to 14.19  158,065      0.87%    26.92% to   26.34%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007........................ 1.45% to 2.05%     30,754 10.69 to 10.13      327      7.07%   (0.15)% to  (0.76)%
   2006........................ 1.45% to 2.05%     30,562 10.71 to 10.20      325      4.11%     2.63% to    2.01%
   2005........................ 1.45% to 1.85%     14,792 10.83 to 10.07      155      4.30%     1.32% to    0.71%
   2004........................ 1.45% to 1.50%      4,864 10.69 to 10.29       51      4.90%     2.78% to    2.73%
   2003........................ 1.50% to 1.50%      3,051 10.41 to 10.41       32      3.62%     2.16% to    2.16%
 International Equity Portfolio
   2007........................ 1.45% to 2.05%      8,716 21.86 to 13.47      126      1.03%     7.74% to    7.08%
   2006........................ 1.45% to 2.05%      9,030 20.29 to 12.58      121      0.93%    20.27% to   19.54%
   2005........................ 1.50% to 1.85%      4,892 16.37 to 11.28       56      0.03%    12.81% to    9.04%
   2004........................ 1.50% to 1.50%        427 15.02 to 15.02        6      0.43%    16.59% to   16.59%
   2003........................ 1.50% to 1.50%         24 12.88 to 12.88        1      0.32%    30.47% to   30.47%
 Mid Cap Value Portfolio
   2007........................ 1.45% to 2.05%     13,724 18.38 to 11.94      208      2.34%     0.96% to    0.34%
   2006........................ 1.45% to 2.05%     13,607 18.20 to 11.90      204      1.56%    15.15% to   14.45%
   2005........................ 1.45% to 1.85%      6,178 16.64 to 10.88       85      0.86%     8.80% to    7.58%
   2004........................ 1.45% to 1.50%      2,833 15.47 to 14.69       44      0.66%    19.30% to   19.24%
   2003........................ 1.50% to 1.50%      1,288 12.97 to 12.97       17      0.41%    27.68% to   27.68%
 Small Company Portfolio
   2007........................ 1.45% to 1.45%      1,517 17.74 to 17.74       27      0.52%   (7.05)% to  (7.05)%
   2006........................ 1.45% to 2.05%      1,797 19.09 to 11.67       34      0.73%    13.34% to   12.66%
   2005........................ 1.45% to 1.50%      1,147 16.84 to 16.43       19      0.00%     1.92% to    1.87%
   2004........................ 1.45% to 1.50%        468 16.52 to 16.13        8      0.00%    25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2007........................ 1.45% to 1.45%        683 15.01 to 15.01       10      1.04%     0.18% to    0.18%
   2006........................ 1.45% to 2.05%      1,026 14.98 to 11.77       15      0.76%    14.89% to   14.19%
   2005........................ 1.45% to 1.50%        209 13.34 to 13.04        3      0.00%   (0.12)% to  (0.17)%
   2004........................ 1.50% to 1.50%        449 13.36 to 13.36        6      0.00%     7.85% to    7.85%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2007........................ 1.15% to 1.60%  8,947,112 31.83 to 14.18  194,974      2.41%     9.26% to    8.76%
   2006........................ 1.15% to 1.60% 11,736,692 29.14 to 13.04  239,080      2.06%     9.45% to    8.96%
   2005........................ 1.15% to 1.60% 14,694,411 26.62 to 11.96  280,976      2.16%     6.71% to    6.23%
   2004........................ 1.15% to 1.60% 18,726,294 24.95 to 11.26  341,093      2.11%     7.28% to    6.79%
   2003........................ 1.15% to 1.60% 23,386,397 23.26 to 10.55  401,896      2.14%    12.74% to   12.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income          Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- ---------- -------------- ---------- ---------- -------------------
 Balanced Portfolio -- Service
   Shares
   2007........................... 1.45% to 2.55% 12,511,196 14.63 to 10.30  158,282      2.29%     8.68% to    4.51%
   2006........................... 1.45% to 2.30% 12,503,041 13.46 to 11.24  146,250      1.97%     8.82% to    7.88%
   2005........................... 1.45% to 2.30% 11,967,310 12.37 to 10.38  129,246      2.08%     9.23% to    4.21%
   2004........................... 1.45% to 2.20% 12,415,157 11.66 to  9.81  126,022      2.25%     7.58% to    4.18%
   2003........................... 1.45% to 1.70% 12,486,493 10.92 to  9.21  117,998      1.95%    12.02% to    9.24%
 Fundamental Equity Portfolio --
   Institutional Shares
   2007........................... 0.75% to 0.75%      1,415 12.75 to 12.75       18      0.26%    10.23% to   10.23%
   2006........................... 0.75% to 0.75%      1,161 11.57 to 11.57       13      0.17%     9.12% to    9.12%
   2005........................... 0.75% to 0.75%        901 10.60 to 10.60       10      0.10%    14.82% to   14.82%
   2004........................... 0.75% to 0.75%        674  9.23 to  9.23        6      0.13%    12.59% to   12.59%
   2003........................... 0.75% to 0.75%        360  8.20 to  8.20        3      0.17%    22.18% to   22.18%
 Flexible Bond Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86   26,362      4.51%     6.23% to    5.32%
   2006........................... 0.75% to 1.60%  2,078,967 13.92 to 13.16   33,277      4.65%     3.44% to    2.56%
   2005........................... 0.75% to 1.60%  2,605,456 18.05 to 12.83   40,940      5.07%     1.24% to    0.38%
   2004........................... 0.75% to 1.60%  3,478,734 17.90 to 12.78   54,713      5.18%     3.19% to    2.31%
   2003........................... 0.75% to 1.60%  4,957,575 17.42 to 12.50   76,430      4.28%     5.60% to    4.69%
 Forty Portfolio -- Institutional
   Shares
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12  114,659      0.34%    35.96% to   34.79%
   2006........................... 0.75% to 1.60%  6,226,663  9.53 to 11.22  106,826      0.34%     8.53% to    7.60%
   2005........................... 0.75% to 1.60%  8,125,313 26.23 to  8.78  133,264      0.21%    12.00% to   11.05%
   2004........................... 0.75% to 1.60% 10,076,237 23.51 to  7.84  149,722      0.24%    17.34% to   16.34%
   2003........................... 0.75% to 1.60% 12,210,291 20.12 to  6.68  158,169      0.47%    19.63% to   18.61%
 Forty Portfolio -- Service Shares
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56   74,923      0.19%    34.64% to   40.38%
   2006........................... 1.45% to 2.30%  3,571,495 16.17 to 11.21   36,853      0.16%     7.54% to    6.61%
   2005........................... 1.45% to 2.10%  2,879,442 15.03 to  8.13   26,279      0.01%    15.04% to   10.20%
   2004........................... 1.45% to 1.85%  3,025,070 13.55 to  7.34   24,598      0.03%    16.26% to   12.40%
   2003........................... 1.45% to 1.70%  3,224,296 11.66 to  6.33   21,935      0.24%    18.43% to   16.56%
 Global Life Sciences
   Portfolio -- Service Shares
   2007........................... 1.15% to 1.70%    915,725 12.97 to 11.67   11,362      0.00%    20.30% to   19.62%
   2006........................... 1.15% to 1.70%  1,245,359 10.78 to  9.75   12,889      0.00%     5.11% to    4.53%
   2005........................... 1.15% to 1.70%  1,576,985 10.26 to  9.33   15,547      0.00%    11.04% to   10.42%
   2004........................... 1.15% to 1.70%  1,708,218  9.24 to  8.45   15,234      0.00%    12.91% to   12.28%
   2003........................... 1.15% to 1.70%  1,934,877  8.18 to  7.53   15,343      0.00%    24.74% to   24.05%
 Global Technology Portfolio --
   Service Shares
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71   11,329      0.33%    20.29% to   19.62%
   2006........................... 1.15% to 1.70%  2,760,786  4.17 to  3.94   11,189      0.00%     6.59% to    6.00%
   2005........................... 1.15% to 1.70%  3,428,546  3.91 to  3.71   13,089      0.00%    10.27% to    9.66%
   2004........................... 1.15% to 1.70%  4,580,239  3.55 to  3.39   15,925      0.00%   (0.59)% to  (1.14)%
   2003........................... 1.15% to 1.70%  6,518,426  3.57 to  3.43   22,868      0.00%    44.79% to   43.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income        Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ----------------
 International Growth Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67  170,730      0.61%   27.35% to 26.26%
   2006........................... 0.75% to 1.60%  5,695,936 14.27 to 22.71  169,248      1.92%   45.92% to 44.68%
   2005........................... 0.75% to 1.60%  5,689,187 27.18 to  9.78  119,507      1.21%   31.30% to 30.19%
   2004........................... 0.75% to 1.60%  5,850,102 20.79 to  7.45   96,153      0.89%   18.06% to 17.05%
   2003........................... 0.75% to 1.60%  6,790,247 17.68 to  6.31   96,516      1.21%   33.90% to 32.76%
 International Growth Portfolio --
   Service Shares
   2007........................... 1.45% to 2.10%  1,687,826 37.60 to 25.45   32,014      0.43%   26.15% to 25.32%
   2006........................... 1.45% to 2.20%  2,156,293 29.80 to 20.96   32,138      1.84%   44.51% to 43.41%
   2005........................... 1.45% to 2.20%  2,594,044 20.62 to  8.89   26,589      1.04%   30.03% to 29.05%
   2004........................... 1.45% to 2.20%  3,257,488 15.86 to  6.86   25,980      0.86%   16.97% to  9.50%
   2003........................... 1.45% to 1.70%  3,539,571 13.56 to  5.88   22,850      1.16%   35.60% to 32.25%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77  120,734      0.69%   13.76% to 13.24%
   2006........................... 1.15% to 1.60%  8,909,493 25.48 to  8.63  134,434      0.47%   10.10% to  9.60%
   2005........................... 1.15% to 1.60% 11,100,423 23.14 to  7.87  156,161      0.32%    3.09% to  2.63%
   2004........................... 1.15% to 1.60% 14,045,508 22.45 to  7.67  196,579      0.13%    3.31% to  2.85%
   2003........................... 1.15% to 1.60% 17,653,848 21.73 to  7.46  243,768      0.08%   30.22% to 29.63%
 Large Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38   11,793      0.55%   13.07% to 12.84%
   2006........................... 1.50% to 1.70%  1,935,725  6.63 to  6.54   13,364      0.28%    9.47% to  9.25%
   2005........................... 1.50% to 1.70%  2,185,778  7.06 to  5.99   13,753      0.12%    2.46% to  2.25%
   2004........................... 1.50% to 1.70%  2,676,051  6.90 to  5.86   16,511      0.00%    2.64% to  2.43%
   2003........................... 1.50% to 1.70%  3,297,592  6.72 to  5.72   19,781      0.00%   29.52% to 29.26%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  4,613,713 41.27 to 12.01  103,144      0.21%   20.63% to 20.08%
   2006........................... 1.15% to 1.60%  5,680,114 34.21 to 10.00  106,781      0.00%   12.31% to 11.80%
   2005........................... 1.15% to 1.60%  7,153,975 30.46 to  8.94  122,135      0.00%   11.02% to 10.52%
   2004........................... 1.15% to 1.60%  8,776,234 27.44 to  8.09  136,587      0.00%   19.36% to 18.82%
   2003........................... 1.15% to 1.60% 10,582,904 22.99 to  6.81  139,995      0.00%   33.55% to 32.95%
 Mid Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,739,815  6.52 to  6.42   12,578      0.06%   19.91% to 19.66%
   2006........................... 1.50% to 1.70%  2,314,385  5.44 to  5.37   13,878      0.00%   11.61% to 11.38%
   2005........................... 1.50% to 1.70%  2,610,339  7.22 to  4.82   14,046      0.00%   10.35% to 10.13%
   2004........................... 1.50% to 1.70%  3,157,328  6.55 to  4.37   15,551      0.00%   18.67% to 18.43%
   2003........................... 1.50% to 1.70%  3,274,296  5.52 to  3.69   13,558      0.00%   32.74% to 32.48%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                       Investment
                                  % of Average                             Net Assets   Income         Total
                                  Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                  -------------- ---------- -------------- ---------- ---------- ------------------
 Worldwide Growth Portfolio --
   Institutional Shares
   2007.......................... 1.15% to 1.60%  6,188,938 37.88 to 11.43  140,111      0.72%    8.36% to    7.87%
   2006.......................... 1.15% to 1.60%  7,718,473 34.96 to 10.60  164,481      1.71%   16.85% to   16.32%
   2005.......................... 1.15% to 1.60%  9,616,476 29.92 to  9.11  179,661      1.31%    4.65% to    4.18%
   2004.......................... 1.15% to 1.60% 12,248,563 28.59 to  8.74  225,696      0.95%    3.57% to    3.11%
   2003.......................... 1.15% to 1.60% 15,576,320 27.61 to  8.48  283,636      1.08%   22.57% to   22.01%
 Worldwide Growth Portfolio --
   Service Shares
   2007.......................... 1.50% to 1.70%  1,888,032  7.45 to  7.33   14,873      0.54%    7.71% to    7.49%
   2006.......................... 1.50% to 1.70%  2,410,037  6.91 to  6.82   17,511      1.59%   16.17% to   15.94%
   2005.......................... 1.50% to 1.70%  2,945,854  7.22 to  5.88   18,413      1.18%    3.99% to    3.78%
   2004.......................... 1.50% to 1.70%  3,424,126  6.95 to  5.67   20,558      0.87%    2.96% to    2.75%
   2003.......................... 1.50% to 1.70%  4,043,372  6.75 to  5.52   23,612      0.83%   21.83% to   21.58%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    213,329 10.94 to 10.80    2,321      4.89%    4.76% to    3.96%
   2006.......................... 1.45% to 2.20%    151,880 10.44 to 10.39    1,581      0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83      743      0.06%    8.84% to    8.01%
   2006.......................... 1.45% to 2.20%        399 11.01 to 10.96        4      0.00%   10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2007.......................... 1.45% to 1.45%      1,350 11.56 to 11.56       16      2.58%   15.53% to   15.53%
   2006.......................... 1.45% to 2.20%        431 10.00 to  9.95        4      0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2007.......................... 1.45% to 2.20%     51,337 11.26 to 11.12      573      0.08%    3.56% to    2.77%
   2006.......................... 1.45% to 2.20%      1,226 10.87 to 10.82       13      0.00%    8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    195,699 11.06 to 10.92    2,153      5.27%    5.92% to    5.11%
   2006.......................... 1.45% to 2.20%    144,330 10.44 to 10.39    1,503      0.00%    4.44% to    3.92%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio 1
   2007.......................... 1.45% to 2.20%     83,000 11.24 to 11.10      925      0.00%    9.92% to    9.08%
   2006.......................... 1.45% to 2.20%        416 10.22 to 10.17        4      0.00%    2.24% to    1.72%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio 1
   2007.......................... 1.45% to 2.20%     72,610 10.42 to 10.29      750      0.07%    1.37% to    0.59%
   2006.......................... 1.45% to 2.20%        939 10.28 to 10.23       10      0.00%    2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income           Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)        Return(3)
                                   -------------- --------- -------------- ---------- ---------- ----------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2007........................... 1.45% to 2.30%   754,057 15.72 to 11.05   11,018      0.00%      (1.10)% to  (1.96)%
   2006........................... 1.45% to 2.30%   772,298 15.90 to 11.27   11,455      0.00%        9.14% to    8.21%
   2005........................... 1.45% to 2.30%   613,685 14.57 to 10.41    8,448      0.00%       16.87% to    4.11%
   2004........................... 1.45% to 2.20%   449,954 13.48 to  9.99    5,898      0.00%        7.21% to  (0.05)%
   2003........................... 1.45% to 1.70%   185,388 12.57 to 12.55    2,331      0.00%       25.74% to   25.53%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,069,924 10.04 to 10.00   10,711      5.13%     0.52% to    0.06%(a)
   2006........................... 1.15% to 1.60%   982,919 14.33 to 12.53   13,041      1.95%       11.27% to   10.77%
   2005........................... 1.15% to 1.60% 1,230,866 12.88 to 11.31   14,823      1.93%        2.13% to    1.67%
   2004........................... 1.15% to 1.60% 1,502,908 12.61 to 11.12   17,838      1.97%        7.48% to    7.00%
   2003........................... 1.15% to 1.60% 1,670,456 11.73 to 10.39   18,581      1.61%       14.58% to   14.07%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class II
   2007........................... 1.45% to 2.45% 1,340,388 10.00 to  9.93   13,352      5.01%     0.02% to  (0.99)%(b)
   2006........................... 1.45% to 2.30%   961,071 11.69 to 11.32   10,918      2.99%       10.63% to    9.68%
   2005........................... 0.00% to 2.30%   200,450 10.57 to 10.32    2,086      6.90%        5.66% to    3.18%
 Legg Mason Partners Variable
   Fundamental Value Portfolio --
   Class I
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45   15,743      1.76%   (7.21)% to  (8.01)%(c)
   2006........................... 1.45% to 2.30% 1,197,152 16.36 to 11.86   18,819      1.35%       16.17% to   15.17%
   2005........................... 1.45% to 2.30% 1,130,086 14.08 to 10.14   15,620      0.64%        9.37% to    1.44%
   2004........................... 1.45% to 2.20% 1,050,803 13.78 to  9.99   14,351      0.22%        6.51% to  (0.13)%
   2003........................... 1.45% to 1.70%   550,460 12.93 to 12.91    7,116      0.00%       29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23   30,078      1.15%        2.70% to    2.23%
   2006........................... 1.15% to 1.60% 2,344,053 19.33 to 13.92   39,253      1.55%       16.90% to   16.38%
   2005........................... 1.15% to 1.60% 3,136,093 16.54 to 11.96   44,992      1.08%        5.31% to    4.83%
   2004........................... 1.15% to 1.60% 3,828,177 15.70 to 11.41   52,751      1.41%        9.10% to    8.61%
   2003........................... 1.15% to 1.60% 4,244,587 14.39 to 10.51   53,784      1.46%       30.81% to   30.22%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28   27,947      4.38%        0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23   34,924      4.93%        3.82% to    3.35%
   2005........................... 1.15% to 1.60% 2,947,461 14.65 to 13.77   41,733      5.74%        1.29% to    0.84%
   2004........................... 1.15% to 1.60% 3,360,947 14.46 to 13.66   47,175      4.54%        5.42% to    4.94%
   2003........................... 1.15% to 1.60% 3,804,830 13.72 to 13.01   50,837      5.07%       11.93% to   11.42%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                      Investment
                                    % of Average                            Net Assets   Income         Total
                                    Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                    -------------- --------- -------------- ---------- ---------- ------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2007............................ 1.45% to 2.30% 2,772,937 14.64 to 11.86   23,662      0.09%    9.41% to    8.46%
   2006............................ 1.45% to 2.30% 3,222,544 13.38 to 10.93   25,116      0.00%    5.75% to    4.84%
   2005............................ 1.45% to 2.20% 3,545,730 12.65 to  6.24   25,467      0.14%    9.69% to    2.04%
   2004............................ 1.45% to 1.95% 3,937,645 12.32 to  6.09   27,008      0.00%    8.52% to    2.77%
   2003............................ 1.45% to 1.70% 4,278,161 11.47 to  5.68   26,005      0.00%   20.77% to   14.69%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007............................ 1.45% to 2.10% 1,727,471 16.24 to 13.18   19,432      0.60%    8.43% to    7.71%
   2006............................ 1.45% to 2.30% 2,090,802 14.98 to 11.55   21,603      0.26%   11.06% to   10.11%
   2005............................ 1.45% to 2.10% 2,371,865 13.49 to  8.65   21,954      0.31%    5.48% to    4.78%
   2004............................ 1.45% to 2.10% 2,568,716 12.79 to  8.22   22,289      0.44%    9.51% to    5.81%
   2003............................ 1.45% to 1.70% 2,644,443 11.68 to  7.53   20,576      0.44%   20.01% to   16.77%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007............................ 1.15% to 2.30% 2,768,632 15.69 to 11.69   29,384      2.38%    1.07% to  (0.11)%
   2006............................ 1.15% to 2.30% 3,562,284 15.53 to 11.70   37,342      0.00%   11.64% to   10.34%
   2005............................ 1.15% to 2.30% 4,017,980 13.91 to  7.91   37,884      0.00%   20.15% to    2.73%
   2004............................ 1.15% to 2.20% 4,681,594 13.40 to  7.66   42,080      0.00%    6.12% to  (3.17)%
   2003............................ 1.15% to 1.70% 5,760,927 12.76 to  7.34   48,190      0.00%   31.43% to   27.35%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007............................ 1.45% to 1.45%     6,569 11.81 to 11.81       78      4.25%    1.91% to    1.91%
   2006............................ 1.45% to 2.05%     4,108 11.58 to 10.45       48      3.38%    4.85% to    4.21%
   2005............................ 1.45% to 1.45%       302 11.05 to 11.05        3      0.00%    0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2007............................ 1.45% to 2.55% 6,579,015 14.02 to  9.73   76,363      2.35%    2.42% to  (3.94)%
   2006............................ 1.45% to 2.30% 4,769,194 13.69 to 11.10   54,869      2.24%   10.01% to    9.06%
   2005............................ 1.45% to 2.30% 1,919,260 12.66 to 10.17   20,498      0.02%    3.24% to    0.71%
   2004............................ 1.45% to 1.50%     2,493 12.53 to 12.30       31      1.53%   23.04% to    9.36%
   2003............................ 1.50% to 1.50%     2,387 11.46 to 11.46       27      1.64%   14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2007............................ 1.45% to 2.20% 3,407,875 29.31 to 18.26   68,817      3.44%   25.70% to   24.74%
   2006............................ 1.45% to 2.30% 3,724,035 23.32 to 12.81   58,884      1.86%   29.07% to   27.96%
   2005............................ 1.45% to 2.00% 3,815,454 18.06 to 11.21   46,068      0.54%   14.89% to   14.25%
   2004............................ 1.45% to 1.85% 3,741,935 15.72 to  9.78   38,786      1.26%   27.96% to   20.65%
   2003............................ 1.45% to 1.70% 3,467,512 12.29 to  7.66   27,426      2.09%   33.54% to   22.88%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007............................ 1.15% to 1.40%   456,422 13.88 to 13.52    6,180      0.13%   22.00% to   21.70%
   2006............................ 1.15% to 1.40%   648,716 11.38 to 11.11    7,214      0.00%    5.97% to    5.70%
   2005............................ 1.15% to 1.40%   900,188 10.74 to 10.51    9,471      0.00%   10.08% to    9.80%
   2004............................ 1.15% to 1.40% 1,150,006  9.76 to  9.57   11,018      0.00%    5.38% to    5.12%
   2003............................ 1.15% to 1.40% 1,584,742  9.26 to  9.10   14,442      0.00%   24.26% to   23.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income         Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- --------- -------------- ---------- ---------- ------------------
 Old Mutual Large Cap Growth
   Portfolio
   2007........................... 1.15% to 1.40%   401,440 21.24 to 20.68    8,318      0.14%   18.22% to   17.92%
   2006........................... 1.15% to 1.40%   578,757 17.97 to 17.54   10,172      0.00%    4.33% to    4.07%
   2005........................... 1.15% to 1.40%   778,153 17.22 to 16.85   13,137      0.00%    3.36% to    3.10%
   2004........................... 1.15% to 1.40% 1,038,890 16.66 to 16.35   17,008      0.00%    7.69% to    7.42%
   2003........................... 1.15% to 1.40% 1,315,600 15.47 to 15.22   20,046      0.00%   29.68% to   29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007........................... 1.15% to 1.60% 1,898,908 45.12 to 14.45   50,976      2.93%    2.59% to    2.12%
   2006........................... 1.15% to 1.60% 2,351,158 43.98 to 14.15   62,389      2.91%    9.87% to    9.38%
   2005........................... 1.15% to 1.60% 2,872,752 40.03 to 12.94   71,609      1.81%    2.70% to    2.23%
   2004........................... 1.15% to 1.60% 3,257,445 38.98 to 12.66   81,205      1.03%    8.83% to    8.34%
   2003........................... 1.15% to 1.60% 3,200,683 35.82 to 11.68   77,470      3.04%   23.52% to   22.96%
 Oppenheimer Balanced
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.55% 4,479,782 12.46 to  9.69   51,835      2.33%    1.98% to  (4.56)%
   2006........................... 1.45% to 2.30% 3,734,727 12.22 to 10.89   43,482      2.24%    9.26% to    8.31%
   2005........................... 1.45% to 2.30% 2,434,640 11.19 to 10.05   26,838      1.26%    2.17% to    0.53%
   2004........................... 1.45% to 2.20%   858,290 10.95 to 10.89    9,379      0.00%    9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2007........................... 1.15% to 1.60% 3,281,755 68.09 to 12.99   98,385      0.24%   12.83% to   12.32%
   2006........................... 1.15% to 1.60% 4,291,526 60.35 to 11.56  113,604      0.40%    6.71% to    6.23%
   2005........................... 1.15% to 1.60% 5,344,427 56.56 to 10.88  137,163      0.97%    3.89% to    3.43%
   2004........................... 1.15% to 1.60% 6,805,353 54.44 to 10.52  171,410      0.33%    5.70% to    5.23%
   2003........................... 1.15% to 1.60% 7,569,133 51.50 to 10.00  190,033      0.39%   29.44% to   28.86%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.10% 1,069,304 15.92 to 11.33   16,850      0.01%   12.20% to   11.46%
   2006........................... 1.45% to 2.30% 1,137,445 14.18 to 11.12   15,884      0.19%    6.12% to    5.21%
   2005........................... 1.45% to 2.10% 1,079,413 13.84 to 10.42   14,343      0.72%    8.60% to    2.67%
   2004........................... 1.45% to 2.10% 1,047,495 13.40 to 10.15   13,465      0.20%    5.07% to    1.49%
   2003........................... 1.45% to 1.70%   545,483 12.76 to 12.30    6,776      0.00%   28.73% to   22.97%
 Oppenheimer Core Bond Fund/VA
   2007........................... 1.15% to 1.60% 2,549,165 31.06 to 13.56   51,724      5.32%    3.18% to    2.72%
   2006........................... 1.15% to 1.60% 2,858,389 30.10 to 13.20   57,980      5.63%    4.07% to    3.60%
   2005........................... 1.15% to 1.60% 3,417,647 28.92 to 12.69   69,116      5.37%    1.41% to    0.95%
   2004........................... 1.15% to 1.60% 4,121,065 28.52 to 12.57   83,599      4.90%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 5,350,486 27.35 to 12.10  105,152      6.02%    5.55% to    5.07%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.20% 7,632,946 22.52 to 14.20  120,950      1.58%    4.53% to    3.73%
   2006........................... 1.45% to 2.30% 8,592,832 21.54 to 12.17  128,891      0.88%   15.67% to   14.67%
   2005........................... 1.45% to 2.20% 9,274,898 18.62 to 11.40  118,406      0.86%   19.43% to   11.67%
   2004........................... 1.45% to 2.10% 9,267,701 16.57 to 10.17  103,300      1.10%   17.15% to   10.43%
   2003........................... 1.45% to 1.70% 7,460,563 14.14 to  8.70   69,507      0.56%   41.41% to   40.43%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
 Oppenheimer High Income Fund/
   VA
   2007........................ 1.15% to 1.60% 1,695,927 42.24 to 12.43   43,383      7.55%   (1.26)% to  (1.71)%
   2006........................ 1.15% to 1.60% 2,216,350 42.78 to 12.64   58,611      7.86%     8.17% to    7.68%
   2005........................ 1.15% to 1.60% 2,808,835 39.55 to 11.74   70,449      6.84%     1.14% to    0.68%
   2004........................ 1.15% to 1.60% 3,560,948 39.10 to 11.66   89,889      6.77%     7.71% to    7.23%
   2003........................ 1.15% to 1.60% 5,063,463 36.30 to 10.88  114,418      7.07%    22.53% to   21.98%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2007........................ 1.45% to 2.45% 4,861,869 15.74 to 10.83   55,700      0.93%     2.63% to    1.59%
   2006........................ 1.45% to 2.30% 7,305,931 15.33 to 11.73   81,489      0.89%    13.10% to   12.13%
   2005........................ 1.45% to 2.20% 5,970,370 13.56 to  8.78   57,024      1.19%     8.80% to    3.53%
   2004........................ 1.45% to 2.10% 6,459,260 13.01 to  8.45   58,647      0.69%     7.56% to    3.18%
   2003........................ 1.45% to 1.70% 6,361,484 12.09 to  7.87   52,558      0.77%    24.54% to   20.94%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service
   Shares
   2007........................ 1.45% to 2.55% 4,088,672 19.12 to  9.00   62,618      0.28%   (2.83)% to (14.53)%
   2006........................ 1.45% to 2.30% 2,259,800 19.67 to 11.84   41,872      0.16%    13.00% to   12.03%
   2005........................ 1.45% to 2.30% 1,826,811 17.41 to 10.57   30,629      0.00%    18.07% to    5.73%
   2004........................ 1.45% to 2.20% 1,565,895 16.10 to 11.01   24,651      0.00%    17.79% to   10.07%
   2003........................ 1.45% to 1.70%   635,700 13.71 to 13.32    8,618      0.00%    42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2007........................ 1.15% to 1.60% 1,981,504 54.68 to 11.52   59,934      0.00%     5.10% to    4.63%
   2006........................ 1.15% to 1.60% 2,611,132 52.03 to 11.01   75,279      0.00%     1.77% to    1.32%
   2005........................ 1.15% to 1.60% 3,279,000 51.12 to 10.87   94,098      0.00%    11.04% to   10.54%
   2004........................ 1.15% to 1.60% 3,964,971 46.04 to  9.83  103,435      0.00%    18.40% to   17.87%
   2003........................ 1.15% to 1.60% 4,766,375 38.88 to  8.34  108,385      0.00%    24.15% to   23.59%
 Oppenheimer MidCap
   Fund/VA -- Service Shares
   2007........................ 1.45% to 1.95%   315,293 16.49 to 12.22    5,144      0.00%     4.49% to    3.96%
   2006........................ 1.45% to 2.30%   387,344 15.78 to 10.67    6,052      0.00%     1.22% to    0.35%
   2005........................ 1.45% to 1.95%   401,902 15.59 to 11.67    6,217      0.00%    16.75% to    9.92%
   2004........................ 1.45% to 1.85%   399,422 14.13 to 11.21    5,612      0.00%    17.70% to   12.05%
   2003........................ 1.45% to 1.70%   221,120 12.00 to 11.94    2,652      0.00%    23.34% to   19.90%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2007........................ 1.45% to 2.20% 1,328,551 11.44 to 11.21   15,149      7.38%     6.61% to    5.79%
   2006........................ 1.45% to 2.30%   648,529 10.73 to 10.33    6,946      5.24%     3.05% to    2.17%
   2005........................ 1.45% to 2.20%   618,092 10.41 to 10.36    6,434      5.04%     4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2007........................ 1.50% to 1.70%    644,226 13.08 to 12.88    8,347      3.36%     2.06% to    1.85%
   2006........................ 1.50% to 1.70%    764,583 12.81 to 12.65    9,717      4.20%     0.66% to    0.45%
   2005........................ 1.50% to 1.70%    919,440 12.73 to 12.51   11,622      3.15%     3.57% to    3.36%
   2004........................ 1.50% to 1.70%    871,513 12.29 to 12.09   10,642      3.12%     3.98% to    3.77%
   2003........................ 1.50% to 1.70%    962,082 11.82 to 11.64   11,303      2.67%     0.73% to    0.52%
 High Yield Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.45%  6,148,888 13.19 to 10.57   85,408      6.97%     1.99% to    0.95%
   2006........................ 1.45% to 2.30%  7,880,987 12.94 to 10.76  105,639      6.88%     7.50% to    6.58%
   2005........................ 1.45% to 2.30%  7,694,556 13.25 to 10.10   98,601      6.51%     4.86% to    0.99%
   2004........................ 1.45% to 2.20%  8,228,193 12.93 to 10.66  103,509      6.62%     8.08% to    6.60%
   2003........................ 1.45% to 1.70%  7,670,684 11.98 to 10.86   90,110      7.39%    21.01% to    8.64%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2007........................ 1.45% to 2.55%  6,083,533 11.86 to 10.58   81,485      4.53%     8.15% to    8.82%
   2006........................ 1.45% to 2.30%  4,748,616 10.97 to  9.91   62,943      5.55%   (0.31)% to  (1.17)%
   2005........................ 1.45% to 2.30%  4,370,680 15.01 to 10.03   61,368      4.27%     3.23% to    0.26%
   2004........................ 1.45% to 2.10%  4,835,517 14.54 to 10.30   66,481      4.15%     6.59% to    3.01%
   2003........................ 1.45% to 1.70%  5,399,476 13.73 to 10.06   71,141      3.05%     2.34% to    0.55%
 Low Duration Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.55% 17,920,878 10.83 to 10.39  191,569      4.23%     5.80% to    5.82%
   2006........................ 1.45% to 2.30%  2,044,005 10.24 to 10.14   20,805      4.24%     2.47% to    1.58%
   2005........................ 0.00% to 2.30%    904,878  9.99 to  9.94    9,028      2.45%   (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2007........................ 1.15% to 2.55% 23,041,682 11.72 to 10.51  299,527      4.79%     7.48% to    7.72%
   2006........................ 1.15% to 2.30% 26,585,312 10.91 to 10.13  321,728      5.00%     2.65% to    1.46%
   2005........................ 1.15% to 2.30% 23,356,330 13.09 to  9.98  285,362      4.28%     1.27% to  (0.18)%
   2004........................ 1.15% to 2.20% 22,362,397 12.97 to 10.16  273,766      2.55%     3.68% to    1.55%
   2003........................ 1.15% to 1.70% 20,719,015 12.55 to 10.10  250,748      2.87%     3.46% to    0.98%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II
   2007........................ 1.45% to 2.55%  2,841,578 20.37 to 10.24   43,190      9.12%     8.51% to    3.60%
   2006........................ 1.45% to 2.30%  2,445,477 18.77 to 11.84   36,309      0.72%    11.97% to   11.00%
   2005........................ 1.45% to 1.95%    446,962 16.76 to 12.28    7,415      0.00%    22.78% to   19.02%
   2004........................ 1.45% to 1.85%    122,842 14.03 to 10.93    1,698      0.00%    13.71% to    9.27%
   2003........................ 1.45% to 1.70%     15,206 12.34 to 12.31      188      0.00%    23.35% to   23.14%
 Jennison Portfolio -- Class II
   2007........................ 1.45% to 2.30%    252,437 16.11 to 11.61    3,470      0.00%     9.93% to    8.98%
   2006........................ 1.45% to 2.30%    268,285 14.66 to 10.66    3,328      0.00%   (0.10)% to  (0.96)%
   2005........................ 1.45% to 2.30%    243,828 14.67 to  9.16    3,019      0.00%    12.38% to    7.61%
   2004........................ 1.45% to 2.20%    111,614 13.05 to  8.16    1,149      0.06%     9.12% to    3.53%
   2003........................ 1.45% to 1.70%     54,130 12.13 to  7.59      481      0.00%    27.60% to   21.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income          Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- --------- -------------- ---------- ---------- -------------------
 Natural Resources Portfolio --
   Class II
   2007........................... 1.45% to 2.55% 1,779,458 25.95 to 12.90   42,907     23.96%    45.54% to   46.22%
   2006........................... 1.45% to 2.30%   852,359 17.83 to 13.04   15,160      3.04%    19.96% to   18.93%
   2005........................... 1.45% to 1.95%   299,613 14.86 to 14.81    4,449      0.00%    48.61% to   48.10%
 SP International Growth
   Portfolio -- Class II
   2007........................... 1.55% to 1.55%    11,452 14.01 to 14.01      160     12.30%    17.27% to   17.27%
   2006........................... 1.55% to 1.55%    14,472 11.94 to 11.94      173      0.80%    18.56% to   18.56%
   2005........................... 1.55% to 1.55%     1,902 10.07 to 10.07       19      1.76%    14.01% to   14.01%
   2004........................... 1.55% to 1.55%     1,996  8.84 to  8.84       18      0.00%    14.33% to   14.33%
   2003........................... 1.55% to 1.55%     2,094  7.73 to  7.73       16      0.00%    36.99% to   36.99%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   2007........................... 1.55% to 1.55%     1,610 13.92 to 13.92       22     10.07%    14.53% to   14.53%
   2006........................... 1.55% to 1.55%     1,647 12.15 to 12.15       20     13.77%     7.41% to    7.41%
   2005........................... 1.55% to 1.55%     7,938 11.31 to 11.31       90     12.89%    15.66% to   15.66%
   2004........................... 1.55% to 1.55%     9,731  9.78 to  9.78       95      0.00%    19.14% to   19.14%
   2003........................... 1.55% to 1.55%     9,775  8.21 to  8.21       80      0.00%    39.32% to   39.32%
Rydex Variable Trust
 OTC Fund
   2007........................... 1.45% to 2.20% 1,610,228 16.64 to 13.57    9,434      0.07%    16.11% to   15.22%
   2006........................... 1.45% to 2.30% 2,099,071 14.33 to 10.86   10,118      0.00%     4.24% to    3.35%
   2005........................... 1.45% to 2.10% 3,188,196 13.75 to  3.56   15,226      0.00%    14.05% to  (1.00)%
   2004........................... 1.45% to 2.10% 3,111,699 13.80 to  3.58   14,028      0.00%     7.76% to    4.93%
   2003........................... 1.45% to 1.70% 3,416,957 12.80 to  3.33   12,891      0.00%    43.24% to   28.02%
The Universal Institutional Funds,
  Inc.
 Equity and Income Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.55%   729,990  9.76 to  9.68    7,085      0.59%   (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II
   Shares
   2007........................... 1.45% to 2.55% 9,721,170 16.35 to  9.12  131,463      1.56%   (3.75)% to (12.88)%
   2006........................... 1.45% to 2.30% 7,575,129 16.99 to 11.94  111,331      2.41%    14.37% to   13.38%
   2005........................... 1.45% to 2.30% 6,788,043 14.86 to 10.50   87,592      0.95%     5.39% to    1.83%
   2004........................... 1.45% to 2.20% 5,545,359 14.48 to 10.92   69,254      0.64%    15.73% to    9.21%
   2003........................... 1.45% to 1.70% 2,687,897 12.51 to 10.33   28,669      0.38%    28.81% to   25.12%
 Strategic Growth Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.20%   889,144 15.37 to 12.99   11,432      0.00%    14.94% to   14.06%
   2006........................... 1.45% to 2.30% 1,002,002 13.37 to 10.56   11,111      0.00%     1.14% to    0.27%
   2005........................... 1.45% to 2.20%   996,830 13.22 to 10.06   10,793      0.01%    13.69% to    5.38%
   2004........................... 1.45% to 2.10%   980,231 12.46 to  9.51    9,860      0.00%     5.23% to    1.97%
   2003........................... 1.45% to 1.70%   755,482 11.84 to  9.06    7,124      0.00%    25.13% to   18.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                     Expenses as a                                  Investment
                                     % of Average                        Net Assets   Income         Total
                                     Net Assets(1)   Units   Unit Value     000s     Ratio(2)      Return(3)
                                     -------------- ------- ------------ ---------- ---------- ------------------
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007............................. 1.45% to 2.45% 849,400 9.87 to 9.81   8,339       0.00%   (1.88)% to (2.88)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2007

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                  Page
                                                                                                  ----
Report of KPMG LLP, Independent Registered Public Accounting Firm................................  F-1
Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005...........  F-2
Consolidated Balance Sheets as of December 31, 2007 and 2006.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2007,
  2006 and 2005..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
  Schedules...................................................................................... F-45
Schedule I, Summary of Investments--other than investments in related parties.................... F-46
Schedule III, Supplemental Insurance Information................................................. F-47

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

   We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), Genworth Life and Annuity Insurance Company and subsidiaries' internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 28, 2008 expressed an unqualified opinion on the effectiveness of the Company's internal control over financial reporting.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                        Years ended December 31,
                                  -                                   ---------------------------
                                                                        2007      2006     2005
                                                                      --------  -------- --------
Revenues:
Premiums............................................................. $1,063.2  $1,132.3 $1,112.4
Net investment income................................................  1,189.9   1,116.9  1,018.6
Net investment gains (losses)........................................    (91.1)      3.1     (9.7)
Policy fees and other income.........................................    491.3     382.8    362.3
                                                                      --------  -------- --------
   Total revenues....................................................  2,653.3   2,635.1  2,483.6
                                                                      --------  -------- --------
Benefits and expenses:
Benefits and other changes in policy reserves........................  1,105.4   1,101.9  1,145.1
Interest credited....................................................    541.3     496.7    456.0
Acquisition and operating expenses, net of deferrals.................    244.2     242.5    237.9
Amortization of deferred acquisition costs and intangibles...........    151.4     112.0    177.4
Interest expense.....................................................    205.1     134.0     48.7
                                                                      --------  -------- --------
   Total benefits and expenses.......................................  2,247.4   2,087.1  2,065.1
                                                                      --------  -------- --------
Income before income taxes and equity in net income of unconsolidated
  subsidiary.........................................................    405.9     548.0    418.5
Provision for income taxes...........................................    101.3     188.4    147.9
                                                                      --------  -------- --------
Net income before equity in net income of unconsolidated subsidiary..    304.6     359.6    270.6
Equity in net income of unconsolidated subsidiary....................     19.1        --       --
                                                                      --------  -------- --------
Net income........................................................... $  323.7  $  359.6 $  270.6
                                                                      ========  ======== ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                            December 31,
                                                                                        --------------------
                                                                                           2007      2006
                                                                                        ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value..................... $15,237.3  $15,962.7
       Equity securities available-for-sale, at fair value.............................      64.0       35.8
       Commercial mortgage loans.......................................................   2,968.1    2,917.1
       Policy loans....................................................................     466.8      486.7
       Other invested assets ($399.8 and $429.8 restricted)............................   1,437.5      740.2
                                                                                        ---------  ---------
              Total investments........................................................  20,173.7   20,142.5
   Cash and cash equivalents...........................................................     616.4      423.8
   Accrued investment income...........................................................     167.4      172.3
   Deferred acquisition costs..........................................................   2,962.2    2,660.0
   Goodwill............................................................................     450.9      471.2
   Intangible assets...................................................................     502.3      520.7
   Reinsurance recoverable.............................................................   8,670.6    9,386.8
   Other assets........................................................................     427.8      343.3
   Separate account assets.............................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total assets............................................................. $45,977.1  $44,504.0
                                                                                        =========  =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.......................................................... $ 9,809.4  $10,033.6
       Policyholder account balances...................................................  13,962.3   14,439.8
       Liability for policy and contract claims........................................     263.1      279.3
       Unearned premiums...............................................................      21.4       24.1
       Deferred income tax liability...................................................   1,077.9    1,004.5
       Non-recourse funding obligations................................................   3,555.0    2,765.0
       Other liabilities ($415.1 and $436.6 restricted)................................     995.8    1,130.6
       Separate account liabilities....................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total liabilities........................................................  41,690.7   40,060.3
                                                                                        ---------  ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, zero and 110,000 shares
         issued and outstanding as of December 31, 2007 and 2006, respectively)........        --      110.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).......................................................      25.6       25.6
       Additional paid-in capital......................................................   4,071.6    4,025.3
                                                                                        ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses).....................................    (338.2)      21.7
          Derivatives qualifying as hedges.............................................       4.9        0.3
                                                                                        ---------  ---------
       Total accumulated other comprehensive income (loss).............................    (333.3)      22.0
       Retained earnings...............................................................     522.5      260.8
                                                                                        ---------  ---------
              Total stockholders' equity...............................................   4,286.4    4,443.7
                                                                                        ---------  ---------
              Total liabilities and stockholders' equity............................... $45,977.1  $44,504.0
                                                                                        =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                   Accumulated
                                                       Additional     other                  Total
                                      Preferred Common  paid-in   comprehensive Retained stockholders'
                                        stock   stock   capital   income (loss) earnings    equity
                                      --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2004.....  $ 120.0  $25.6   $4,147.6     $ 200.7    $ 543.8    $5,037.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges..       --     --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability.......................       --     --         --        (0.2)        --        (0.2)
                                                                                           --------
Total comprehensive income (loss)....                                                         151.6
Dividends and other transactions with
  stockholders.......................       --     --     (127.5)         --     (456.3)     (583.8)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2005.....    120.0   25.6    4,020.1        81.7      358.1     4,605.5
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges..       --     --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability.......................       --     --         --         3.3         --         3.3
                                                                                           --------
Total comprehensive income (loss)....                                                         299.9
Redemption of preferred stock........    (10.0)    --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders.......................       --     --        5.2          --     (456.9)     (451.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2006.....    110.0   25.6    4,025.3        22.0      260.8     4,443.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      323.7       323.7
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (359.9)        --      (359.9)
   Derivatives qualifying as hedges..       --     --         --         4.6         --         4.6
                                       -------  -----   --------     -------    -------    --------
Total comprehensive income (loss)....                                                         (31.6)
Redemption of preferred stock........   (110.0)    --         --          --         --      (110.0)
Dividends and other transactions with
  stockholders.......................       --     --       46.3          --      (62.0)      (15.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2007.....  $    --  $25.6   $4,071.6     $(333.3)   $ 522.5    $4,286.4
                                       =======  =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                           Years ended December 31,
                                                                       -------------------------------
                                                                          2007       2006       2005
                                                                       ---------  ---------  ---------
Cash flows from operating activities:
   Net income......................................................... $   323.7  $   359.6  $   270.6
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses.................................      91.1       (3.1)       9.7
       Equity in net income of unconsolidated subsidiary..............     (19.1)        --         --
       Charges assessed to policyholders..............................    (349.5)    (295.2)    (303.5)
       Purchases of trading securities................................      (5.1)     (49.3)     (15.0)
       Amortization of fixed maturity discounts and premiums..........      (7.4)       0.3       14.7
       Acquisition costs deferred.....................................    (488.3)    (489.1)    (381.9)
       Amortization of deferred acquisition costs and intangibles.....     151.4      112.0      177.4
       Deferred income taxes..........................................     215.7      236.0      393.5
   Change in certain assets and liabilities:
       Accrued investment income and other assets.....................    (316.1)      32.5       (6.6)
       Insurance reserves.............................................     769.8      718.0      674.1
       Other liabilities and policy-related balances..................     (24.0)       2.4     (363.3)
                                                                       ---------  ---------  ---------
   Net cash from operating activities.................................     342.2      624.1      469.7
                                                                       ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturities...............................................   2,419.7    2,627.8    1,536.3
       Commercial mortgage loans......................................     505.6      228.0      483.3
   Proceeds from sales of investments:
       Fixed maturities and equity securities.........................   1,477.1      950.7    2,595.4
   Purchases and originations of investments:
       Fixed maturities and equity securities.........................  (4,477.9)  (6,187.2)  (3,675.8)
       Commercial mortgage loans......................................    (692.1)    (461.4)    (611.8)
   Other invested assets, net.........................................    (148.2)     (12.0)      15.0
   Cash related to transfer of subsidiary to an affiliate.............     (27.0)        --         --
   Policy loans, net..................................................     (11.2)     (15.2)      (4.3)
                                                                       ---------  ---------  ---------
   Net cash from investing activities.................................    (954.0)  (2,869.3)     338.1
                                                                       ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.....................   4,582.0    5,237.1    2,394.8
   Redemption and benefit payments on investment contracts............  (4,450.9)  (4,047.0)  (3,502.1)
   Proceeds from secured borrowings from affiliate....................        --         --       30.1
   Proceeds from short-term borrowings and other, net.................     518.2      423.0      965.5
   Payments on short-term borrowings..................................    (522.4)    (394.4)    (997.9)
   Proceeds from issuance of non-recourse funding obligations.........     790.0    1,365.0      500.0
   Redemption of preferred stock......................................    (110.0)     (10.0)        --
   Dividends paid to stockholders.....................................      (2.5)    (459.7)    (125.6)
                                                                       ---------  ---------  ---------
   Net cash from financing activities.................................     804.4    2,114.0     (735.2)
                                                                       ---------  ---------  ---------
   Net change in cash and cash equivalents............................     192.6     (131.2)      72.6
Cash and cash equivalents at beginning of year........................     423.8      555.0      482.4
                                                                       ---------  ---------  ---------
Cash and cash equivalents at end of year.............................. $   616.4  $   423.8  $   555.0
                                                                       =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2007, 2006 and 2005

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML is not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million, and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2007, the carrying value of our investment in GLICNY was $346.5 million and was included in other invested assets.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V") and Rivermont Life Insurance Company I ("Rivermont I").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). In 2006, we decided to discontinue the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation. Additionally, during 2007, an immaterial error related to the classification of certain 2006 expense amounts was identified. This immaterial error resulted in a reclassification between acquisition and operating expenses, net of deferrals, and amortization of deferred acquisition costs and intangibles of $27.9 million. The immaterial reclassification had no impact on total benefits and expenses, on net income or on deferred acquisition costs.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   (e) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (f) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held was $152.4 million and $84.9 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had no non-cash collateral. As of December 31, 2007 and 2006, the fair value of securities pledged under the securities lending program was $146.2 million and $81.3 million, respectively, and was included in fixed maturity securities in our consolidated balance sheets.

   (g) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (h) Deferred Acquisition Costs

   Acquisition costs include costs which vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapses or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our DAC recoverability testing.

   (i) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (j) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. There was no goodwill impairment charge recorded in 2007 or in 2006. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million in 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   (m) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (n) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders' equity since the liability for the contingency is assumed by GNA.

   (q) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155: (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   (r) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of these proposed FSPs for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective for us on January 1, 2008. The adoption of SFAS No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                  2007      2006      2005
---------------------                                --------  --------  --------
Fixed maturity securities--taxable.................. $  928.0  $  864.9  $  798.9
Fixed maturity securities--non-taxable..............       --        --       0.1
Commercial mortgage loans...........................    183.8     184.0     172.1
Equity securities...................................      3.9       0.8       1.5
Other investments...................................     71.0      58.7      35.2
Policy loans........................................     28.2      30.1      29.4
                                                     --------  --------  --------
   Gross investment income before expenses and fees.  1,214.9   1,138.5   1,037.2
Expenses and fees...................................    (25.0)    (21.6)    (18.6)
                                                     --------  --------  --------
   Net investment income............................ $1,189.9  $1,116.9  $1,018.6
                                                     ========  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

      (Amounts in millions)                        2007    2006    2005
      ---------------------                       ------  ------  ------
      Available-for-sale securities:
         Realized gains on sale.................. $  9.8  $ 24.7  $ 33.7
         Realized losses on sale.................  (30.2)  (25.7)  (15.5)
      Impairments................................  (62.4)   (0.5)  (27.9)
      Derivative instruments.....................   (3.8)    5.7      --
      Net unrealized losses on trading securities   (2.6)   (1.1)     --
      Commercial mortgage loan loss reserve......   (1.9)     --      --
                                                  ------  ------  ------
         Net investments gains (losses).......... $(91.1) $  3.1  $ (9.7)
                                                  ======  ======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                            2007    2006    2005
---------------------                                                          -------  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities.................................................. $(508.1) $ 69.0  $182.2
   Equity securities..........................................................     3.5     1.2     6.1
   Restricted other invested assets...........................................   (15.3)   (6.8)   (3.5)
   Other invested assets--investment in unconsolidated subsidiary.............   (10.5)     --      --
                                                                               -------  ------  ------
       Subtotal...............................................................  (530.4)   63.4   184.8
                                                                               -------  ------  ------
Adjustments to present value of future profits and deferred acquisitions costs    12.3   (30.2)  (55.7)
Deferred income taxes, net....................................................   179.9   (11.5)  (45.0)
                                                                               -------  ------  ------
Net unrealized investment gains (losses)...................................... $(338.2) $ 21.7  $ 84.1
                                                                               =======  ======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                  2007     2006     2005
---------------------                                                                -------  -------  -------
Net unrealized investment gains (losses) as of January 1............................ $  21.7  $  84.1  $ 200.9
                                                                                     -------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...............................  (673.8)  (122.5)  (235.0)
   Adjustment to deferred acquisition costs.........................................    14.8      4.7      6.1
   Adjustment to present value of future profits....................................    27.7     20.8     42.6
   Provision for deferred income taxes..............................................   219.4     33.5     63.2
                                                                                     -------  -------  -------
       Changes in unrealized gains (losses) on investment securities................  (411.9)   (63.5)  (123.1)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes
  of $(28.0), $(0.5) and $(3.4).....................................................    52.0      1.1      6.3
                                                                                     -------  -------  -------
Net unrealized investment gains (losses) as of December 31.......................... $(338.2) $  21.7  $  84.1
                                                                                     =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non U.S................................      293.0       28.1       (1.4)      319.7
   U.S. corporate.....................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non U.S.................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed..........................    6,398.4       25.7     (400.5)    6,023.6
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,745.4      180.9     (689.0)   15,237.3
Equity securities.....................................       60.5        3.6       (0.1)       64.0
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                        =========     ======    =======   =========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   205.0     $ 13.3    $  (0.3)  $   218.0
   Government--non U.S................................      276.3       31.4       (0.1)      307.6
   U.S. corporate.....................................    7,127.5      138.3      (91.3)    7,174.5
   Corporate--non U.S.................................    1,678.3       17.9      (25.3)    1,670.9
   Mortgage and asset-backed..........................    6,606.6       26.6      (41.5)    6,591.7
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,893.7      227.5     (158.5)   15,962.7
Equity securities.....................................       34.6        1.6       (0.4)       35.8
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                        =========     ======    =======   =========

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $1,334.6 million, which was approximately 97.5% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non U.S..................      26.1      (1.4)       19           --        --       --
   U.S. corporate.......................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non U.S...................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed.........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                          --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities..   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities.......................        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost.........      35.1     (52.3)       23          6.5     (15.7)       8
                                          --------   -------     -----     --------   -------      ---
   Total fixed maturity securities......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                          --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
   Total equity securities..............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

Investment grade........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade..................     288.2     (13.9)       85        104.5     (13.6)      39
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 1,614 securities accounting for unrealized losses of $689.1 million. Of these unrealized losses, 96.0% were investment grade (rated AAA through BBB-) and 71.5% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally higher interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the fixed maturity securities in an unrealized loss position as of December 31, 2007, nine securities were below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $6.0 million in unrealized losses. For equity securities in an unrealized loss position as of December 31, 2007, none were below cost 20% or more or below investment grade (rated BB+ and below) for twelve months or more.

   As of December 31, 2007, we expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007. However, from time to time, we may sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield enhancement and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entites.......  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S..................        --        --       --           5.5      (0.1)       6
   U.S. corporate.......................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S...................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset-backed.........................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage-backed......................     536.9      (2.6)     107         821.7     (24.2)     203
                                          --------    ------      ---      --------   -------      ---
   Subtotal, fixed maturity securities..   2,999.2     (33.2)     544       3,903.9    (125.3)     802
Equity securities.......................        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost....................        --        --       --           1.7      (0.7)       2
                                          --------    ------      ---      --------   -------      ---
   Total fixed maturity securities......   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                          ========    ======      ===      ========   =======      ===
% Below cost--equity maturities:
   (less than)20% Below cost............        --        --       --           1.9      (0.2)       8
   (greater than)50% Below cost.........        --        --       --            --      (0.2)       1
                                          --------    ------      ---      --------   -------      ---
   Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

Investment grade........................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade..................     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated...............................        --        --       --           1.2      (0.2)       8
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   485.1    $   484.4
        Due after one year through five years.     2,523.7      2,530.4
        Due after five years through ten years     2,355.3      2,302.8
        Due after ten years...................     3,982.9      3,896.1
                                                 ---------    ---------
           Subtotal...........................     9,347.0      9,213.7
        Mortgage and asset-backed.............     6,398.4      6,023.6
                                                 ---------    ---------
           Total..............................   $15,745.4    $15,237.3
                                                 =========    =========

   As of December 31, 2007, $1,722.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy, and consumer--non cyclical industry groups represented approximately 31.0%, 18.6% and 12.1% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2007, we did not hold any fixed maturity securities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, $8.2 million and $18.0 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2007                      2006
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  850.6       28.6%      $  802.3       27.4%
Industrial..........................................       769.9       25.9          854.7       29.3
Retail..............................................       747.4       25.2          707.5       24.2
Apartments..........................................       315.9       10.6          271.0        9.3
Hotel...............................................       254.1        8.5          174.4        6.0
Mixed use/other.....................................        34.8        1.2          111.4        3.8
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

                                                                        December 31,
                         -                           --------------------------------------------------
                                                               2007                      2006
                         -                           ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
South Atlantic......................................    $  873.6       29.4%      $  722.7       24.7%
Pacific.............................................       739.7       24.9          804.7       27.6
Middle Atlantic.....................................       390.4       13.1          344.1       11.8
East North Central..................................       312.3       10.5          351.5       12.0
Mountain............................................       187.8        6.3          278.6        9.5
West North Central..................................       143.0        4.8          167.1        5.7
East South Central..................................       108.1        3.6          100.9        3.5
New England.........................................       120.4        4.1           55.5        1.9
West South Central..................................        97.4        3.3           96.2        3.3
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

   For the years ended December 31, 2007 and 2006, we originated $66.4 million and $120.4 million, respectively, of mortgages secured by real estate in California, which represents 9.6% and 18.6%, respectively, of our total originations for those years.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006). There were no impaired loans for 2007. Non-income producing commercial mortgage loans were $0.0 million and $0.8 million as of December 31, 2007 and 2006, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2007   2006   2005
            ---------------------              -----  -----  -----
            Balance as of January 1........... $ 5.3  $11.0  $15.9
            Provision (release)...............   1.9   (5.7)  (2.3)
            Transfer of AML...................  (0.3)    --     --
            Amounts written off and reductions    --     --   (2.6)
                                               -----  -----  -----
            Balance as of December 31......... $ 6.9  $ 5.3  $11.0
                                               =====  =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio. During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.3 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                           December 31,
                                        --------------------------------------------------
                                                  2007                      2006
                                        ------------------------  ------------------------
(Amounts in millions)                   Carrying value % of total Carrying value % of total
---------------------                   -------------- ---------- -------------- ----------
Restricted other invested assets.......    $  399.8       27.8%       $429.8        58.1%
Investment in unconsolidated subsidiary       346.5       24.1            --          --
Limited partnerships...................       262.3       18.2         103.0        13.9
Derivatives............................       213.3       14.9          45.3         6.1
Securities lending collateral..........       152.4       10.6          84.9        11.5
Trading securities.....................        62.3        4.3          62.3         8.4
Short-term investments.................          --         --          12.0         1.6
Other investments......................         0.9        0.1           2.9         0.4
                                           --------      -----        ------       -----
   Total other invested assets.........    $1,437.5      100.0%       $740.2       100.0%
                                           ========      =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate............................    41.1       0.4       (0.5)       41.0
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $436.6      $2.2      $(9.0)     $429.8
                                            ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2007 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 10.0     $ 10.0
        Due after one year through five years.....   163.6      158.8
        Due after five years through ten years....   194.9      186.4
        Due after ten years.......................    46.6       44.6
                                                    ------     ------
           Total restricted other invested assets.  $415.1     $399.8
                                                    ======     ======

   As of December 31, 2007, $71.4 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2007, we did not hold any restricted other invested assets which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                            2007   2006   2005
---------------------                                                           -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.......... $ 0.3  $ 0.9  $ 2.9
Current period decreases in fair value, net of deferred taxes of $0.0, $0.0 and
  $0.4.........................................................................   4.7     --    0.7
Reclassification to net income, net of deferred taxes of $0.0, $0.3 and
  $1.5.........................................................................  (0.1)  (0.6)  (2.7)
                                                                                -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31........ $ 4.9  $ 0.3  $ 0.9
                                                                                =====  =====  =====

   The $4.9 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2007                        2006
           -           --------------------------- ---------------------------
                       Notional                    Notional
 (Amounts in millions)  value   Assets Liabilities  value   Assets Liabilities
 --------------------- -------- ------ ----------- -------- ------ -----------
 Interest rate swaps.. $2,513.7 $ 73.8    $24.4    $1,303.1 $13.8     $6.4
 Equity index options.    877.6  115.6       --       271.9  16.4       --
 Limited guarantee....    250.0   23.9       --       250.0  15.1       --
 Financial futures....     12.5     --       --        18.5    --       --
                       -------- ------    -----    -------- -----     ----
    Total derivatives. $3,653.8 $213.3    $24.4    $1,843.5 $45.3     $6.4
                       ======== ======    =====    ======== =====     ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $150.9 million and $35.7 million, respectively, recorded in other invested assets and $14.5 million and $4.2 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2007 and 2006, the fair value of this derivative was $23.9 million and $15.1 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the years ended December 31, 2007, 2006 and 2005, the effect on pre-tax income (loss) was $30.2 million, $(2.3) million and $3.3 million, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $4.2 million and claim up to $193.1 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007 and 2006, net fair value gains for each counterparty were $193.1 million and $26.2 million, respectively. As of December 31, 2007 and 2006, net fair value losses for each counterparty were $4.2 million and $2.4 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                         2007      2006      2005
---------------------                                       --------  --------  --------
Unamortized balance as of January 1........................ $2,668.1  $2,162.4  $1,833.8
   Costs deferred..........................................    488.3     489.1     381.9
   Amortization, net of interest accretion.................    (97.8)    (49.6)    (53.3)
   Transfer of AML.........................................   (103.1)       --        --
   Adjustments.............................................       --      66.2        --
                                                            --------  --------  --------
Unamortized balance as of December 31......................  2,955.5   2,668.1   2,162.4
   Accumulated effect of net unrealized investment (gains)
     losses................................................      6.7      (8.1)    (12.8)
                                                            --------  --------  --------
Balance as of December 31.................................. $2,962.2  $2,660.0  $2,149.6
                                                            ========  ========  ========

   The adjustments were the result of a reclassification from future policy benefits.

(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                      2007                  2006
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits..............  $702.5    $(258.9)    $700.7    $(210.2)
Capitalized software.........................   113.7      (79.0)      94.7      (74.2)
Deferred sales inducements to contractholders    27.6       (3.6)      11.5       (1.8)
Other........................................     2.5       (2.5)       2.5       (2.5)
                                               ------    -------     ------    -------
   Total.....................................  $846.3    $(344.0)    $809.4    $(288.7)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2007, 2006 and 2005 was $53.6 million, $62.4 million and $66.6 million, respectively. Amortization expense related to deferred sales inducements of $1.8 million, $1.0 million and $0.6 million for the years ended December 31, 2007, 2006 and 2005, respectively, was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (a) Present Value of Future Profits

      The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2007    2006    2005
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $512.6  $568.4  $623.6
   Interest accreted at 5.6%, 5.8% and 5.8%, respectively.........   26.5    31.2    34.7
   Transfer of AML................................................  (25.5)     --      --
   Amount transferred due to a reinsurance transaction............   (0.4)     --      --
   Amortization...................................................  (75.2)  (87.0)  (89.9)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  438.0   512.6   568.4
   Accumulated effect of net unrealized investment (gains) losses.    5.6   (22.1)  (42.9)
                                                                   ------  ------  ------
Balance as of December 31......................................... $443.6  $490.5  $525.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2008 7.2%
                                   2009 7.3%
                                   2010 7.6%
                                   2011 7.1%
                                   2012 6.5%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million and $471.2 million as of December 31, 2007 and 2006, respectively. The change of $20.3 million was a result of the transfer of AML in 2007. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2007 and 2006.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy is $5.0 million. On January 1, 2007, we increased the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy from $1.0 million to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $5.8 billion and $6.5 billion in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2007 and 2006, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2007, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2007, 25% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


      The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                    2007         2006         2005
  ---------------------                -----------  -----------  -----------
  Direct life insurance in-force...... $ 563,131.3  $ 580,923.9  $ 544,147.9
  Amounts assumed from other companies    80,205.1     51,281.5     35,334.0
  Amounts ceded to other companies....  (226,524.7)  (237,098.8)  (239,598.8)
                                       -----------  -----------  -----------
  Net life insurance in-force......... $ 416,811.7  $ 395,106.6  $ 339,883.1
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        19.2%        13.0%        10.4%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                 -                  ----------------------------  ----------------------------
(Amounts in millions)                 2007      2006      2005      2007      2006      2005
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,267.1  $1,393.7  $1,404.4  $1,269.9  $1,394.7  $1,405.3
Assumed............................    148.5     101.3      71.7      58.8     101.3      86.9
Ceded..............................   (375.2)   (398.0)   (393.8)   (265.5)   (363.7)   (379.8)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,040.4  $1,097.0  $1,082.3  $1,063.2  $1,132.3  $1,112.4
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    5.5%      8.9%      7.8%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,098.5 million, $1,413.5 million and $1,048.2 million during 2007, 2006 and 2005, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                Mortality/
                                                morbidity  Interest rate
(Amounts in millions)                           assumption  assumption     2007     2006
---------------------                           ---------- ------------- -------- ---------
Structured settlements with life contingencies.     (a)     4.0% - 8.5%  $5,516.9 $ 5,757.8
Annuity contracts with life contingencies......     (a)     4.0% - 8.5%   2,031.3   2,149.3
Supplementary contracts with life contingencies     (a)     4.0% - 8.5%      55.1      53.2
Traditional life insurance contracts...........     (b)     2.5% - 6.0%   2,119.1   1,983.3
Accident and health insurance contracts........     (c)     4.5% - 7.0%      87.0      90.0
                                                                         -------- ---------
   Total future policy benefits................                          $9,809.4 $10,033.6
                                                                         ======== =========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

     (Amounts in millions)                                2007      2006
     ---------------------                              --------- ---------
     Annuity contracts................................. $ 2,855.8 $ 3,438.2
     FABNs, funding agreements and GICs................   4,619.8   4,250.6
     Structured settlements without life contingencies.   1,503.6   1,694.4
     Supplementary contracts without life contingencies     325.6     340.6
     Variable universal life insurance contracts.......      24.1      23.7
                                                        --------- ---------
        Total investment contracts.....................   9,328.9   9,747.5
     Universal life insurance contracts................   4,633.4   4,692.3
                                                        --------- ---------
        Total policyholder account balances............ $13,962.3 $14,439.8
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some guaranteed minimum withdrawal benefits.

   As of December 31, 2007 and 2006, the total account value, net of reinsurance, of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $6,251.6 million and $3,867.4 million, respectively, with related GMDB exposure (or net amount at risk) of approximately $34.9 million and $15.5 million, respectively.

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $7.5 million and $6.5 million as of December 31, 2007 and 2006, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                    2007     2006     2005
       ---------------------                  -------  -------  -------
       Balance as of January 1............... $ 279.3  $ 322.1  $ 393.1
       Less reinsurance recoverables.........  (119.4)  (152.0)  (173.7)
                                              -------  -------  -------
          Net balance as of January 1........   159.9    170.1    219.4
                                              -------  -------  -------
       Amounts related to transfer of AML....    (3.2)      --       --

       Incurred related to insured events of:
          Current year.......................   826.0    487.1    447.3
          Prior years........................    17.2     (1.6)     3.8
                                              -------  -------  -------
              Total incurred.................   843.2    485.5    451.1
                                              -------  -------  -------
       Paid related to insured events of:
          Current year.......................  (689.1)  (397.0)  (364.5)
          Prior years........................  (161.3)   (98.7)  (135.9)
                                              -------  -------  -------
              Total paid.....................  (850.4)  (495.7)  (500.4)
                                              -------  -------  -------
          Net balance as of December 31......   149.5    159.9    170.1
                                              -------  -------  -------
       Add reinsurance recoverables..........   113.6    119.4    152.0
                                              -------  -------  -------
       Balance as of December 31............. $ 263.1  $ 279.3  $ 322.1
                                              =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the year ended December 31, 2005, we recognized net periodic benefit costs of $2.0 million. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, our indirect parent. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(11) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                 (Amounts in millions)
                 ---------------------
                 Issuance                       2007     2006
                 --------                     -------- --------
                 River Lake I (a), due 2033.. $  600.0 $  600.0
                 River Lake I (b), due 2033..    500.0    500.0
                 River Lake II (a), due 2035.    300.0    300.0
                 River Lake II (b), due 2035.    550.0    300.0
                 River Lake III (a), due 2036    500.0    500.0
                 River Lake III (b), due 2036    250.0    250.0
                 River Lake IV (b), due 2028.    540.0       --
                 Rivermont I (a), due 2050...    315.0    315.0
                                              -------- --------
                    Total.................... $3,555.0 $2,765.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus a margin that resets every 28 days.
(b)Accrual of interest based on one-month LIBOR plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   In August 2007, approximately $1.7 billion of our non-recourse funding obligations reset to the then current maximum contractual rate. During 2007, $100.0 million of our non-recourse funding obligations were purchased by an affiliate. In addition, in December 2007, the maximum rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list. In January 2008, the maximum rate on the remaining $1.2 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2007 and 2006 was 5.8% and 5.4%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(12) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2007    2006     2005
         ---------------------                -------  ------  -------
         Current federal income tax.......... $(107.6) $(55.1) $(229.3)
         Deferred federal income tax.........   213.2   233.0    368.5
                                              -------  ------  -------
            Total federal income tax.........   105.6   177.9    139.2
                                              -------  ------  -------
         Current state income tax............    (6.8)    7.5    (16.3)
         Deferred state income tax...........     2.5     3.0     25.0
                                              -------  ------  -------
            Total state income tax...........    (4.3)   10.5      8.7
                                              -------  ------  -------
            Total provision for income taxes. $ 101.3  $188.4  $ 147.9
                                              =======  ======  =======

   Our current income tax receivable was $112.4 million and $144.7 million as of December 31, 2007 and 2006, respectively, and was included in other assets in the consolidated balance sheets. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by an increase in tax expense resulting in no net impact to total stockholders' equity. Additionally, in 2007 we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million and $(5.0) million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006 and 2005. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2007  2006  2005
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect. (0.3)  1.2   1.4
       Non-deductible goodwill impairment.................   --    --   4.8
       Benefit of tax favored investments................. (8.8) (1.5) (2.3)
       Tax contingencies.................................. (1.0) (0.6) (1.2)
       Other, net.........................................  0.1   0.3  (2.4)
                                                           ----  ----  ----
    Effective rate........................................ 25.0% 34.4% 35.3%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2007     2006
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $   32.6 $   26.3
         Net unrealized losses on investment securities.    179.9       --
         Accrued expenses...............................      1.9     24.5
         Net operating loss carryforwards...............    248.5    221.5
         Other..........................................       --     57.2
                                                         -------- --------
             Total deferred income tax assets...........    462.9    329.5
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    557.4    459.2
         Net unrealized gains on investment securities..       --     11.5
         Net unrealized gains on derivatives............      0.1      0.2
         Present value of future profits................    141.0    159.4
         Deferred acquisition costs.....................    804.4    698.0
         Other..........................................     37.9      5.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,540.8  1,334.0
                                                         -------- --------
             Net deferred income tax liability.......... $1,077.9 $1,004.5
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $709.9 million as of December 31, 2007, and if unused, will expire beginning in 2022. Excluding the effects of FIN No. 48, the NOL carryforwards would begin to expire in 2021.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

              (Amounts in millions)                        2007
              ---------------------                       ------
              Balance as of January 1.................... $ 74.3
              Tax positions related to the current period    0.5
              Tax positions related to the prior years:
                 Gross additions.........................    0.5
                 Gross reductions........................  (24.0)
              Settlements................................   (0.3)
              Lapses of statutes of limitations..........     --
                                                          ------
              Balance as of December 31.................. $ 51.0
                                                          ======

   The total amount of unrecognized tax benefits was $51.0 million as of December 31, 2007, of which $46.1 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2007, 2006 and 2005 we accrued approximately $(3.4) million, $(1.4) million and $(15.4) million, respectively, of interest and penalties. We had approximately $1.9 million and $5.3 million, respectively, of interest and penalties accrued as of December 31, 2007 and 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that file consolidated returns with former parent General Electric Company in 2003 and 2004 before the IPO (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2008, as a result of our open audits and appeals, up to approximately $2.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(13) Supplemental Cash Flow Information

   Net cash received for taxes was $213.3 million, $107.3 million and $154.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Cash paid for interest related to our non-recourse funding obligations was $177.0 million, $116.6 million and $40.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   For a discussion of dividends paid to stockholders, see note 18.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                 2007 2006   2005
---------------------                                                 ---- ----- ------
Supplemental schedule of non-cash investing and financing activities:
   Change in collateral for securities lending transactions.......... $ -- $ 6.9 $ 27.5
   Dividends declared not yet paid...................................   --    --  440.3
   Tax contingencies and other tax related items.....................  9.1   4.3   (5.0)
                                                                      ---- ----- ------
   Total other non-cash transactions................................. $9.1 $11.2 $462.8
                                                                      ==== ===== ======

(14) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $326.0 million, $297.2 million and $278.0 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $115.3 million, $175.3 million and $109.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million and $4.6 million in 2006 and 2005, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also paid Genworth, our ultimate parent, for investment related services. We paid $15.7 million, $15.6 million and $13.1 million to Genworth in 2007, 2006 and 2005, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. Interest expense under this agreement was $0.5 million, $0.7 million and $0.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. We pay interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3%, as of December 31, 2007, 2006 and 2005, respectively. GNA owed us $0.5 million as of December 31, 2007 which was included in other assets in the consolidated balance sheets. As of December 31, 2006, we owed GNA $31.9 million which was included in other liabilities in the consolidated balance sheets.

(15) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2007, we were committed to fund $15.4 million in commercial mortgage loan investments and $150.3 million in limited partnership investments.

   On December 12, 2007, River Lake V delivered to GLAIC a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") entered into and among River Lake V, as account party, Genworth, as guarantor, and a third-party bank that serves as the administrative agent. Genworth guarantees the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, including River Lake V's obligation to reimburse the third-party bank for any draws by GLAIC on the LOC Agreement.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.2 million as of December 31, 2007.

(16) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

investment securities, separate accounts, securities lending collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2007                         2006
                                        ---------------------------- ----------------------------
                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                    amount   amount  fair value  amount   amount  fair value
---------------------                   -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...........  $   (a) $2,968.1  $3,075.1   $  (a)  $2,917.1  $2,913.4
   Other financial instruments.........      (a)    109.8     134.1      (a)      49.8      64.7

Liabilities:
   Borrowings and related instruments:
       Borrowings......................      (a)       --        --      (a)      31.9      31.9
       Non-recourse funding
         obligations(b)................      (a)  3,555.0   3,516.8      (a)   2,765.0   2,765.0
   Investment contracts................      (a)  9,328.9   9,477.3      (a)   9,747.5   9,980.3

Other firm commitments:
   Ordinary course of business lending
     commitments.......................    15.4        --        --    23.4         --        --
   Commitments to fund limited
     partnerships......................   150.3        --        --    86.7         --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 11.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(17) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2007   2006
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $106.5 $126.8
                   Fixed maturity securities...   79.7   90.2
                   Other receivables...........   93.2  100.0
                                                ------ ------
                      Total securitized assets. $279.4 $317.0
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above QSPEs and believed that the likelihood is remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity, or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2007, 2006 and 2005.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2007       2006
                                           ---------- ----------
                                                Fair       Fair
                (Amounts in millions)      Cost value Cost value
                ---------------------      ---- ----- ---- -----
                Retained interests--assets $7.5 $15.8 $9.7 $19.4
                Servicing assets..........   --    --   --    --
                Recourse liability........   --    --   --    --
                                           ---- ----- ---- -----
                Total..................... $7.5 $15.8 $9.7 $19.4
                                           ==== ===== ==== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

(18) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2007, we are able to distribute $496.9 million in dividends in 2008 without obtaining regulatory approval. Based on statutory results as of December 31, 2007, we estimate our insurance subsidiaries could pay dividends of approximately $4.7 million to us in 2008 without obtaining regulatory approval.

   There were no common stock dividends declared in 2007. In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For each of the years ended December 31, 2006 and 2005, we declared and paid preferred stock dividends of $9.6 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(19) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V, which was granted a permitted accounting practice from the State of Vermont to carry its reserves on a U.S. GAAP basis.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2007     2006     2005
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 380.8  $ 538.0  $ 357.9
Captive life reinsurance subsidiaries combined statutory net loss  (413.3)  (894.7)  (333.1)
                                                                  -------  -------  -------
   Combined statutory net income (losses)........................ $ (32.5) $(356.7) $  24.8
                                                                  =======  =======  =======

                                                   As of December 31,
                                                   -----------------
            (Amounts in millions)                    2007      2006
            ---------------------                  --------  --------
            Combined statutory capital and surplus $1,528.6  $1,323.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,081.8 million and $1,175.2 million as of December 31, 2007 and 2006, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, includes surplus notes (non-recourse funding obligations) as further described in note 11. As of December 31, 2007, River Lake V had not yet issued any surplus notes.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(i) asset risk; (ii) insurance risk; (iii) interest rate risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2007 and 2006, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

(20) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

offered through retirement plans, variable life insurance and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.....................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses).............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income..............................     346.6        144.5        0.2       491.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,821.2        812.1       20.0     2,653.3
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     780.6        324.8         --     1,105.4
Interest credited.........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals......     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles     106.8         44.6         --       151.4
Interest expense..........................................     204.6           --        0.5       205.1
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,455.0        772.8       19.6     2,247.4
                                                           ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary...............................     366.2         39.3        0.4       405.9
Provision for income taxes................................     125.8        (25.2)       0.7       101.3
                                                           ---------    ---------   --------   ---------
Income before equity in net income of unconsolidated
  subsidiary..............................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary.........        --           --       19.1        19.1
                                                           ---------    ---------   --------   ---------
Net income................................................ $   240.4    $    64.5   $   18.8   $   323.7
                                                           =========    =========   ========   =========

Total assets.............................................. $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     151.7         66.8       24.0       242.5
Amortization of deferred acquisition costs and intangibles      80.7         31.3         --       112.0
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========

Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  778.6     $333.8       $  --     $1,112.4
Net investment income.....................................     442.1      493.8        82.7      1,018.6
Net investment gains (losses).............................        --         --        (9.7)        (9.7)
Policy fees and other income..............................     303.4       58.9          --        362.3
                                                            --------     ------       -----     --------
   Total revenues.........................................   1,524.1      886.5        73.0      2,483.6
                                                            --------     ------       -----     --------
Benefits and other changes in policy reserves.............     654.7      490.4          --      1,145.1
Interest credited.........................................     216.4      239.6          --        456.0
Acquisition and operating expenses, net of deferrals......     137.5       62.2        38.2        237.9
Amortization of deferred acquisition costs and intangibles     147.4       30.0          --        177.4
Interest expense..........................................      48.4         --         0.3         48.7
                                                            --------     ------       -----     --------
   Total benefits and expenses............................   1,204.4      822.2        38.5      2,065.1
                                                            --------     ------       -----     --------
Income before income taxes................................     319.7       64.3        34.5        418.5
Provision for income taxes................................     132.9        7.1         7.9        147.9
                                                            --------     ------       -----     --------
Net income................................................  $  186.8     $ 57.2       $26.6     $  270.6
                                                            ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(21) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2007   2006   2007    2006   2007   2006   2007    2006
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $285.3 $256.4 $287.2  $280.0 $322.5 $274.1 $294.9  $306.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $657.5 $632.3 $647.7  $648.2 $700.4 $645.2 $647.7  $709.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 93.5 $ 83.6 $ 76.5  $ 86.0 $114.4 $ 92.0 $ 39.3  $ 98.0
                       ====== ====== ======  ====== ====== ====== ======  ======

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of February 28, 2008, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2007, the amortized cost or cost, estimated fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   189.3 $   207.2  $   207.2
       Government--non U.S...........................     293.0     319.7      319.7
       Public utilities..............................     861.9     858.7      858.7
       All other corporate bonds.....................  14,401.2  13,851.7   13,851.7
                                                      --------- ---------  ---------
          Total fixed maturity securities............  15,745.4  15,237.3   15,237.3
Equity securities....................................      60.5      64.0       64.0
Commercial mortgage loans............................   2,968.1     xxxxx    2,968.1
Policy loans.........................................     466.8     xxxxx      466.8
Other invested assets/(1)/...........................     989.8     xxxxx    1,091.0
                                                      --------- ---------  ---------
          Total investments.......................... $20,230.6     xxxxx  $19,827.2
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.


   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2007:
   Protection..........................  $2,429.1     $ 2,206.1    $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1       7,603.3      9,146.7         13.8          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,962.2     $ 9,809.4    $13,962.3       $263.1       $21.4
                                         ========     =========    =========       ======       =====
December 31, 2006:
   Protection..........................  $2,272.1     $ 2,073.3    $ 4,880.4       $265.0       $24.1
   Retirement Income and Institutional.     387.9       7,960.3      9,559.4         14.3          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,660.0     $10,033.6    $14,439.8       $279.3       $24.1
                                         ========     =========    =========       ======       =====

                                                  Interest                   Amortization
                                                Credited and    Acquisition  of Deferred
                                      Net       Benefits and   and Operating Acquisition
                          Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                   Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   -------- ---------- ---------------- ------------- ------------ --------
December 31, 2007:
   Protection............ $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional.......    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other...       --      10.0            --          19.1            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                          ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............ $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional.......    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...       --      58.1            --          24.0            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                          ========  ========      ========        ======        ======    ========
December 31, 2005:
   Protection............ $  778.6  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......    333.8     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...       --      82.7            --          38.2            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,112.4  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                          ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)       Reinsurance Agreements. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Filed herewith.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company. Filed herewith.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.


 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Christopher J. Grady     Senior Vice President

James H. Reinhart        Senior Vice President

James D. Atkins          Senior Vice President

Patrick B. Kelleher      Senior Vice President

Thomas M. Stinson        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

Jac J. Amerell           Vice President and Controller

Gary T. Prizzia(1)       Treasurer

Matthew P. Sharpe        Vice President



The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contractowners


   As of February 20, 2008 there were 10,903 owners of Qualified Contracts and 19,004 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *


Item 29.  Principal Underwriters


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.


   (b)


         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.        Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230

         Name                 Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230





                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     8.0%    $140.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2008.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    By: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /S/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                         Title                   Date
              ----                         -----                   ----

     /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      April 25, 2008
   ---------------------------   President and Chief
        Pamela S. Schutz         Executive Officer

   /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       April 25, 2008
   ---------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY*     Director, Senior Vice          April 25, 2008
   ---------------------------   President and Chief Actuary
          Paul A. Haley

      /S/  VICTOR C. MOSES*    Director and Vice President    April 25, 2008
   ---------------------------
         Victor C. Moses

       /S/  LEON E. RODAY*     Director and Senior Vice       April 25, 2008
   ---------------------------   President
          Leon E. Roday

     /S/  GEOFFREY S. STIFF*   Director and Senior Vice       April 25, 2008
   ---------------------------   President
        Geoffrey S. Stiff

     /S/  DENNIS R. VIGNEAU*   Senior Vice President and      April 25, 2008
   ---------------------------   Chief Financial Officer
        Dennis R. Vigneau

               Name                     Title                   Date
               ----                     -----                   ----

       /S/  JAC J. AMERELL* Vice President and Controller  April 25, 2008
       --------------------
          Jac J. Amerell



*By:   /S/  MATTHEW P.    , pursuant to Power of Attorney April 25, 2008
           SHARPE           executed on March 31, 2008.
     -------------------
      Matthew P. Sharpe